As filed with the Securities and Exchange Commission on December 20, 2022

FILE NOS:	333-_____
811-09491

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[  ]  Pre-Effective Amendment No. ______             [  ]  Post-Effective Amendment No. _____
(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: Allianz Variable Insurance Products Trust	Area Code and Telephone Number: 763-765-6500
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code) 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
Name and Address of Agent for Service:
     Erik T. Nelson
     5701 Golden Hills Drive
     Minneapolis, MN 55416-1297

     With a copy to:
     J. Stephen Feinour, Jr.
     Stradley Ronon Stevens & Young, LLP
     2005 Market Street, Suite 2600
     Philadelphia, PA  19103

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
(Number and Street) (City) (State) (Zip Code)

It is proposed that this filing will become effective on January 19, 2023 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Titles of securities being registered:
•	Shares of beneficial interest, no par value of the AZL® Enhanced Bond Index Fund
•	Class 2 Shares of beneficial interest, no par value of the AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
•	Class 2 Shares of beneficial interest, no par value of the AZL® Fidelity Institutional Asset Management® Total Bond Fund
•	Class 1 and Class 2 Shares of beneficial interest, no par value of the AZL® International Index Fund

1

PART A:
PROSPECTUS
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AND
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

5701 Golden Hills Drive
Minneapolis, MN 55416-1297
Dear Allianz Life or Allianz Life of New York Variable Annuity Contract Owner:

The enclosed Joint Information Statement/Prospectus is being provided to inform you that on or about [March 10], 2023 the series of the Allianz Variable Insurance Products Trust (the “VIP Trust”) and Allianz Variable Insurance Products Fund of Funds Trust (the “VIP FoF Trust”) identified in the table below as an “Acquired Fund” will be reorganized into the corresponding series identified in the table below as an “Acquiring Fund”. Each of VIP Trust and VIP FoF Trust may be referred to as a “Trust”, and together the “Trusts” and each Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together the “Funds”. This Joint Information Statement/Prospectus discusses these reorganizations.

The Boards of Trustees of the VIP Trust and the VIP FoF Trust approved the reorganizations regarding the following series of the Trusts into another series of the Trusts, as follows:

ACQUIRED FUND	ACQUIRING FUND
VIP TRUST
AZL® DFA 5 Year Global Fixed Income Fund ● Shares	AZL® Enhanced Bond Index Fund ● Shares
AZL® Gateway Fund ● Shares	AZL® Fidelity Institutional Asset Management® (“FIAM”) Multi-Strategy Fund ● Class 2 Shares
AZL® MetWest Total Return Bond Fund ● Shares	AZL® FIAM Total Bond Fund ● Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund ● Class 1 Shares ● Class 2 Shares	AZL® International Index Fund ● Class 1 Shares ● Class 2 Shares

VIP FOF TRUST
AZL MVP FusionSM Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP FusionSM Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP FusionSM Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares

You do not need to take any action regarding your account because no shareholder vote is required. On or about [March 10,] 2023, shares you hold of an Acquired Fund will be converted automatically to shares of its corresponding Acquiring Fund.  Please review the information in the Joint Information Statement/Prospectus. Although you are not a shareholder of an Acquired Fund, as the owner of a variable annuity contract issued by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York (together, “Allianz Life”), your contract is funded by shares of an Acquired Fund.

Each of the proposed reorganizations are being recommended for a variety of different reasons which will be discussed in more detail in the attached Joint Information Statement/Prospectus.  These reasons include low and declining assets, unsatisfactory long-term investment performance, portfolio manager changes in sub-advisors, and/or the need to simplify the variable annuity investment option lineup.  By combining each Acquired and Acquiring Fund, Fund management hopes to create a larger fund better able to achieve economies of scale by spreading fixed costs over a larger asset base. Each Acquiring Fund also generally has had better investment performance than its corresponding

Acquired Fund.  There are some significant differences in the investment strategies and risks of the Funds, which are described in the accompanying Joint Information Statement/Prospectus.

The Boards considered various factors in approving the proposed reorganizations on behalf of the Acquired Fund’s shareholders, including, but not limited to, the following:

●	A comparison of the investment objectives, strategies, principal investment risks, fund operating expenses and investment performance between the Acquiring Fund and its corresponding Acquired Fund;
●	The expectation that each reorganization will result in lower overall expenses for shareholders of the Acquired Funds; and
●	The expectation that each reorganization will have no federal income tax consequences for contract owners.

Each Acquiring Fund will acquire all of the assets and assume all of the liabilities of its corresponding Acquired Fund in exchange for newly issued shares of the Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. To accomplish each proposed reorganization, the Board of Trustees of each Acquired Fund has approved an Agreement and Plan of Reorganization.

Allianz Life previously notified you that, from [January 24, 2023] through the date of the closing of the reorganization transactions (on or about [March 10, 2023]), and for 60 days thereafter, Allianz Life will permit Contract Owners to transfer all or a portion of their Contract value allocated to the Acquired Fund (before the closing) or the Acquiring Fund (after the closing) into other eligible investment options, without limitation or charge. Any such transfers will be subject to the restrictions on investment option allocations set forth in your Contract. You should consider consulting with your financial professional to discuss your options for transferring Contract value to other investment options available under your Contract. To transfer your Contract value to other investment options, you may contact our Service Center at 800.624.0197, or visit our website at www.allianzlife.com.

Following this letter is a Q&A summarizing the reorganizations. Please read the Joint Information Statement/Prospectus carefully.

Thank you for your prompt attention to this important matter.

Sincerely,

/s/ Brian Muench

Brian Muench
Chairman and President
Allianz Variable Insurance Products Trust and
Allianz Variable Insurance Products Fund of Funds Trust

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AND ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

JOINT INFORMATION STATEMENT/PROSPECTUS Q&A
THE FOLLOWING IS A BRIEF OVERVIEW OF THE REORGANIZATIONS OF THE ACQUIRED FUNDS WITH AND INTO THE ACQUIRING FUNDS LISTED BELOW. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED JOINT INFORMATION STATEMENT/PROSPECTUS.

ACQUIRED FUND	ACQUIRING FUND
Allianz Variable Insurance Products Trust (“VIP Trust”)
AZL® DFA 5 Year Global Fixed Income Fund ● Shares	AZL® Enhanced Bond Index Fund ● Shares
AZL® Gateway Fund ● Shares	AZL® Fidelity Institutional Asset Management® (“FIAM”) Multi-Strategy Fund ● Class 2 Shares
AZL® MetWest Total Return Bond Fund ● Shares	AZL® FIAM Total Bond Fund ● Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund ● Class 1 Shares ● Class 2 Shares	AZL® International Index Fund ● Class 1 Shares ● Class 2 Shares

Allianz Variable Insurance Products Fund Of Funds Trust (“VIP FoF Trust”)
AZL MVP FusionSM Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP FusionSM Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP FusionSM Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares

Each of the above reorganizations is referred to individually as a “Reorganization” and collectively as the “Reorganizations”).

Q: Why are the Reorganizations being proposed?

The proposed reorganizations are being proposed generally to address performance issues, manager changes, declining assets and diminished opportunities for economies of scale, and to simplify the Fund offerings available to contract holders.  The overall fees and expenses of each Acquiring Fund following the reorganization are lower than the fees and expenses of its corresponding Acquired Fund.  Specific considerations are discussed below:

•	AZL DFA Five-Year Global Fixed Income Fund into AZL Enhanced Bond Index Fund. This Reorganization is being recommended due to performance concerns.

•
AZL Gateway Fund into AZL FIAM Multi-Strategy Fund.  This Reorganization is being recommended due to performance concerns, low and declining assets and recent portfolio manager changes at the sub-adviser to the Acquired Fund.

•
AZL MetWest Total Return Bond Fund into AZL FIAM Total Bond Fund.  This Reorganization is being recommended due to performance concerns and recent portfolio manager changes at the sub-adviser to the Acquired Fund.

•	AZL MSCI Emerging Markets Equity Index Fund into AZL International Index Fund. This Reorganization is being recommended due to concerns with low and declining assets.

•
AZL MVP Fusion Balanced Fund into AZL MVP Balanced Index Strategy Fund.  This Reorganization is being recommended due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed Reorganizations of certain underlying Funds.

•
AZL MVP Fusion Conservative Fund into AZL MVP FIAM Multi-Strategy Fund.  This Reorganization is being recommended due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed Reorganizations of certain underlying Funds.

•
AZL MVP Fusion Moderate Fund into AZL MVP DFA Multi-Strategy Fund.  This Reorganization is being recommended due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed Reorganizations of certain underlying Funds.

For those Acquired Funds suffering from low and declining assets, Fund management believes such Acquired Funds will continue to lose assets and shrink in size, which over time may be expected to result in an Acquired Fund’s fixed costs being spread over an ever-smaller asset base, meaning that the expenses of an Acquired Fund may increase as a percentage of assets. Each Acquiring Fund, except for the MVP DFA Multi-Strategy Fund is larger than its corresponding Acquired Fund.

There are some significant differences in the investment strategies and risks of the Funds, which are described in the accompanying Joint Information Statement/Prospectus. You should consider consulting with your financial professional to discuss your options for transferring contract value to other investment options available under your contract.

Q: Will the expenses of the Fund in which I participate increase as a result of the Reorganization?

No.  The management fees and total expense ratio paid by each Acquiring Fund are lower than those paid by the corresponding Acquired Fund.  Specific detail with respect to each Reorganization combination is  shown in the pro forma fee tables starting on page 46 of the enclosed Joint Information Statement/Prospectus.

Q: Who is paying the costs of the Reorganizations?

Costs related to each Reorganization (including any transaction costs related to repositioning of the portfolios in connection with the Reorganization) are estimated to be approximately as set forth in the table below. Costs related to the Reorganization of the AZL DFA Five-Year Global Fixed Income Fund and the AZL MetWest Total Return Bond Fund will be paid by Allianz Investment Management LLC, the Funds’ investment manager (the “Manager”). It is anticipated that the AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund and AZL MVP Fusion Moderate Fund (collectively, the “Fusion Funds”) will redeem their shares in the AZL MSCI Emerging Markets Equity Index Fund (the “Emerging Markets Fund”) after the Emerging Markets Fund liquidates its portfolio, and as a result, the Fusion Funds will each indirectly bear its pro rata share of the transaction costs involved in liquidating the Emerging Markets Fund’s portfolio.  Similarly, the Fusion Funds will redeem their shares in the AZL Gateway Fund as part of the Reorganization  and in connection with such redemption, will indirectly bear their pro rata share of any transaction costs incurred related to the liquidation of AZL Gateway Fund’s portfolio securities that are needed to be made in order to satisfy such redemption request. Costs related to each other Reorganization will be paid by each respective Acquired Fund, subject to the cost limit set forth below (the “Cost Limit”). To the extent that actual costs related to any Reorganization exceed the Cost Limit set forth below, any excess costs will be paid by the Manager.

ACQUIRED FUND	ESTIMATED COSTS OF THE REORGANIZATION	COST LIMIT
AZL DFA 5 Year Global Fixed Income Fund	$244,097	N/A
AZL Gateway Fund	$65,076	$236,000
AZL MetWest Total Return Bond Fund	$70,241	N/A
AZL MSCI Emerging Markets Equity Index Fund	$337,000	$104,000(1)
AZL MVP Fusion Balanced Fund	$153,350	$1,090,000
AZL MVP Fusion Conservative Fund	$94,277	$135,000
AZL MVP Fusion Moderate Fund	$309,304	$395,000
(1)
For the MSCI Emerging Markets Equity Index Fund, the Cost Limit was determined based on allocated portfolio transaction expenses in connection with the Reorganization of up to $112,000 at the time of the Reorganization, following liquidation and redemptions from the Funds by the Fusion Funds. It is estimated that total such portfolio transaction expenses will be approximately $280,000.

Q: Will I incur taxes as a result of the Reorganization?

No. Even where a Reorganization is anticipated to be a taxable transaction for federal income tax purposes, the Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners whose contract values are determined by investment in shares of an Acquired Fund.  Contract owners should, however, ask their own tax advisors for more information on their own tax situation.  Please see the section entitled “Tax Consequences” in the enclosed Joint Information Statement/Prospectus for additional information.

Q: When will the Reorganizations happen?

It is anticipated that the Reorganizations will take place on or about [March 10], 2023.

Q: Is there anything I need to do to convert my shares?

No. Upon closing of each Reorganization, each Acquired Fund’s shares that serve as a funding vehicle for benefits under your variable annuity contract automatically will be exchanged for shares of the corresponding Acquiring Fund. The total value of Acquiring Fund shares that a shareholder receives in the Reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the Reorganization.

Q: Whom should I call if I have questions?

If you have questions about the proposal described in the Joint Information Statement/Prospectus, please call toll free at 1-800-624-0197.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AND
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

5701 Golden Hills Drive
Minneapolis, Minnesota 55416-1297
1-800-624-0197
JOINT INFORMATION STATEMENT/PROSPECTUS
[JANUARY __, 2023]

ACQUIRED FUND	ACQUIRING FUND
Allianz Variable Insurance Products Trust (“VIP Trust”)
AZL® DFA 5 Year Global Fixed Income Fund ● Shares	AZL® Enhanced Bond Index Fund ● Shares
AZL® Gateway Fund ● Shares	AZL® Fidelity Institutional Asset Management® (“FIAM”) Multi-Strategy Fund ● Class 2 Shares
AZL® MetWest Total Return Bond Fund ● Shares	AZL® FIAM Total Bond Fund ● Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund ● Class 1 Shares ● Class 2 Shares	AZL® International Index Fund ● Class 1 Shares ● Class 2 Shares

Allianz Variable Insurance Products Fund Of Funds Trust (“VIP FoF Trust”)
AZL MVP FusionSM Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP FusionSM Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP FusionSM Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares

This joint information statement/prospectus (the “Joint Information Statement/Prospectus”) describes an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the outstanding shares of each Acquired Fund, which serves as a funding vehicle for your variable annuity contract, would be exchanged for shares of the corresponding Acquiring Fund (a “Reorganization” and references to the “Reorganization” should be read as referring to each Reorganization individually).  Each of the Acquiring Fund and the Acquired Fund (each a “Fund” and together the “Funds”) are series of the Allianz Variable Insurance Products Trust (the “VIP Trust”) or the Allianz Variable Insurance Products Fund of Funds Trust (the “VIP FoF Trust”).  Each of VIP Trust and VIP FoF Trust may be referred to as a “Trust”, and together the “Trusts.”  The Funds are open-end management investment companies.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “Investment Company Act” or “1940 Act”) and files reports, proxy materials, and other information with the SEC (Investment Company Act file no. VIP Trust: 811-09491; VIP FoF Trust: 811-21624). Copies of these reports, proxy materials, and other information can viewed on-line or downloaded from the SEC’s Web site at http://www.sec.gov.

You should retain this Joint Information Statement/Prospectus for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information relating to this Joint Information Statement/Prospectus dated the same date as this Joint Information Statement/Prospectus.

This Joint Information Statement/Prospectus was first mailed to contract owners on or about [January __, 2023].

WHERE TO GET MORE INFORMATION

The following documents have been filed with the SEC:
•
the Statement of Additional Information, dated the same date as this Joint Information Statement/Prospectus, relating to each Reorganization, and is incorporated by reference into this Joint Information Statement/Prospectus;

•
the prospectuses of the Acquired Funds and the Acquiring Funds, dated April 29, 2022, SEC file nos. (VIP Trust: 333-83423 and 811-09491; VIP FoF Trust: SEC file nos. 333‑119867 and 811‑21624) and are incorporated by reference into this Joint Information Statement/Prospectus;

•
the statements of additional information of the Acquired Funds and the Acquiring Funds, dated April 29, 2022 SEC file nos. (VIP Trust: 333-83423 and 811-09491; VIP FoF Trust: SEC file nos. 333‑119867 and 811‑21624);

•
the reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of the Acquired Funds and Acquiring Funds for the year ended December 31, 2021 and

•	the unaudited financial statements included in the Semi-Annual Reports to Shareholders of the Acquired Funds and Acquiring Funds for the period ended June 30, 2022.

For a free copy of any of the documents listed above or to ask questions about this Joint Information Statement/Prospectus, please call toll-free 1-800-624-0197 or write to Allianz Variable Insurance Products Trust or Allianz Variable Insurance Products Fund of Funds Trust, c/o Advisory Management, A3-825, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297.

ABOUT THE ACQUIRED AND ACQUIRING FUNDS

Each Acquired Fund issues and sells shares to separate accounts of Allianz Life Insurance Company of North America (“Allianz Life”) and Allianz Life Insurance Company of New York (“Allianz Life of NY”). These separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as funding vehicles for benefits under variable annuity contracts issued by Allianz Life and Allianz Life of NY (the “Contracts”). Each separate account has subaccounts that invest in the Acquired Fund and certain other mutual funds. Owners of the Contracts (“Contract Owners”) allocate the value of their Contracts among these subaccounts.

The shares of each Acquiring Fund will be distributed proportionately by the corresponding Acquired Fund to the holders of its shares (the separate accounts) in complete liquidation of the Acquired Fund. Each Acquired Fund shareholder (the separate accounts) would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder’s holdings in the Acquired Fund immediately before the Reorganization.  Contract values that were allocated to subaccounts invested in the Acquired Fund will be allocated to sub accounts investing in the Acquiring Fund.

The Contract Owners will be subject to the investment policies of the Acquiring Fund.  For a discussion of how the principal investment strategies of each Acquired Fund and Acquiring Fund differ. See “Comparison of Principal Investment Strategies” below.

HOW THE REORGANIZATION WILL WORK

Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund. The Acquiring Fund will assume all of the Acquired Fund’s liabilities. It is expected that AZL MSCI Emerging Markets Equity Index Fund will liquidate all or substantially all of its assets prior to this transfer, and transfer the resulting cash and any remaining assets.

Each Acquiring Fund will issue shares of beneficial interest to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund’s shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. Holders of Shares, Class 1 Shares, and/or Class 2 Shares as applicable of the Acquired Fund will receive Shares, Class 1, or Class 2 Shares, as applicable of the Acquiring Fund. You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account.  The value of your interest in the subaccounts investing in an Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccounts that were invested in the corresponding Acquired Fund immediately before the Reorganization.

FUND INVESTMENT OBJECTIVES

The following table presents the investment objective for the Funds. The investment objective of each Fund may be changed by its Board of Trustees without shareholder approval.

VIP Trust Acquired Fund	Acquiring Fund
AZL DFA 5 Year Global Fixed Income Fund:
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

AZL Enhanced Bond Index Fund: The Fund seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index.
AZL Gateway Fund: The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.	AZL FIAM Multi-Strategy Fund: The Fund seeks a high level of current income while maintaining prospects for capital appreciation.

AZL MetWest Total Return Bond Fund: The Fund seeks to maximize long-term total return.	AZL FIAM Total Bond Fund: The Fund seeks a high level of current income.
AZL MSCI Emerging Markets Equity Index Fund: The Fund seeks to match the performance of the MSCI Emerging Markets Index as closely as possible.	AZL International Index Fund: The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.

VIP FoF Trust Acquired Fund	Acquiring Fund
AZL MVP Fusion Balanced Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.	AZL MVP Balanced Index Strategy Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
AZL MVP Fusion Conservative Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.	AZL MVP FIAM Multi-Strategy Fund: The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
AZL MVP Fusion Moderate Fund: The Fund seeks long-term capital appreciation.	AZL MVP DFA Multi-Strategy Fund: The Fund seeks long-term capital appreciation.

TABLE OF CONTENTS

SECTION A – THE AGREEMENT AND PLAN OF REORGANIZATION	1
SUMMARY	1
HOW THE REORGANIZATION WILL WORK	1
TAX CONSEQUENCES	2
COMPARISON OF THE ACQUIRED FUNDs AND THE ACQUIRING FUNDS	3
COMPARISON OF INVESTMENT OBJECTIVES	3
COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES	4
COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS	26
PRINCIPAL RISK FACTORS	26
FEES & EXPENSES	46
PERFORMANCE INFORMATION	53
THE REORGANIZATION	68
TERMS OF THE REORGANIZATION	68
CONDITIONS TO CLOSING THE REORGANIZATION	68
TERMINATION OF THE PLAN	69
TAX STATUS OF THE REORGANIZATION	69
CERTAIN TAX CONSEQUENCES	70
REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS	70
ADDITIONAL INFORMATION ABOUT THE FUNDS	76
OVERVIEW	76
THE MANAGER AND SUBADVISERS	76
THE ADMINISTRATOR	88
PAYMENTS TO AFFILIATED INSURANCE COMPANIES	88
THE DISTRIBUTOR	88
THE CUSTODIAN	89
TAX INFORMATION	89
FINANCIAL INTERMEDIARY COMPENSATION	89
SHAREHOLDER INFORMATION	89
PRICING OF FUND SHARES	89
PURCHASE AND REDEMPTION OF SHARES	90

MARKET TIMING	91
DISTRIBUTION (12B-1) FEES	92
DIVIDENDS, DISTRIBUTIONS, AND TAXES	93
LICENSING ARRANGEMENTS	93
THE COMMODITY EXCHANGE ACT	95
SECTION B —CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION	95
CAPITALIZATION	95
OWNERSHIP OF FUND SHARES	97
FINANCIAL HIGHLIGHTS	99

EXHIBIT A - Form of Agreement and Plan of Reorganization	A-1
EXHIBIT B – Principal Risks of the Acquired Funds and the Acquiring Funds	B-1

ii

SECTION A – THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

This Joint Information Statement/Prospectus is being furnished by each Acquired Fund listed below. The Board of Trustees (the “Board” or “Board of Trustees”) of each of the VIP Trust and the VIP FoF Trust, respectively has approved the Plan pursuant to which each Acquired Fund will be reorganized with and into the corresponding Acquiring Fund. This Joint Information Statement/Prospectus explains what you should know about the Reorganization.

ACQUIRED FUND	ACQUIRING FUND
VIP TRUST
AZL® DFA 5 Year Global Fixed Income Fund ● Shares	AZL® Enhanced Bond Index Fund ● Shares
AZL® Gateway Fund ● Shares	AZL® Fidelity Institutional Asset Management® (“FIAM”) Multi-Strategy Fund ● Class 2 Shares
AZL® MetWest Total Return Bond Fund ● Shares	AZL® FIAM Total Bond Fund ● Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund ● Class 1 Shares ● Class 2 Shares	AZL® International Index Fund ● Class 1 Shares ● Class 2 Shares

VIP FOF TRUST
AZL MVP FusionSM Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP FusionSM Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP FusionSM Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares

The following is a summary. More complete information appears later in this Joint Information Statement/Prospectus. You should read the entire Joint Information Statement/Prospectus, exhibits and accompanying materials because they contain details that are not in this summary.

HOW THE REORGANIZATION WILL WORK
As part of the Reorganization, each Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund, and the corresponding Acquiring Fund will assume all of the Acquired Fund’s liabilities. It is expected that AZL MSCI Emerging Markets Equity Index Fund will liquidate all or substantially all of its assets prior to this transfer, and transfer the resulting cash and any remaining assets.

The Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund’s shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. Holders of Shares, Class 1 Shares, and/or Class 2 Shares as applicable of the Acquired Fund will receive Shares, Class 1, or Class 2 Shares, as applicable of the Acquiring Fund as noted in the above table. The value of your interest in the subaccounts investing in an Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccounts that were invested in the corresponding Acquired Fund immediately before the Reorganization.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

As part of the Reorganization, systematic transactions (such as the automatic investment plan, dollar-cost average program, or flexible rebalancing program) currently set up for your Acquired Fund accounts will be transferred to your new Acquiring Fund account(s). If you do not want your systematic transactions to continue, please contact your financial representative to make changes.
Neither the Acquired Funds nor the Contract Owners whose Contract values are allocated to subaccounts investing in the Acquired Funds will pay any sales charge in connection with the Reorganization.
After the Reorganization has been completed, Contract values that were allocated to subaccounts investing in each Acquired Fund will be allocated to subaccounts investing in the corresponding Acquiring Fund. Each Acquired Fund will be terminated.
TAX CONSEQUENCES
Even where a Reorganization is anticipated to be a taxable transaction for federal income tax purposes, provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for U.S. federal income tax purposes for Contract Owners whose Contract values are determined by investment in shares of the Acquired Fund, and any dividend declared in connection with the Reorganization will not be taxable to Contract Owners. Contract Owners should consult the prospectus or other information provided by the insurance company regarding their Contracts as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.
As a condition to the consummation of the Reorganization, the Trust will have received one or more opinions of Stradley Ronon Stevens & Young, LLP, dated on or before the effective time of the Reorganization, addressed to and in form and substance satisfactory to the Trust that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of section 817(d) of the Code, and the ownership of shares in the Funds and access to the Funds satisfies the requirements of Treasury Regulations section 1.817-5(f), the Reorganization will not be a taxable event for Contract Owners whose Contract values are determined by investment in shares of the Acquired Fund. For purposes of rendering its opinion, Stradley Ronon Stevens & Young, LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Joint Information Statement/Prospectus and related SAI, and on such other written representations as will have been verified as of the effective time of the Reorganization.
The Trust has not sought a tax ruling from the Internal Revenue Service (the “IRS”), but is acting in reliance upon the opinion(s) of counsel discussed in the previous paragraph. The opinion(s) is/are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

For more information about the U.S. federal income tax consequences of the Reorganization, see the section entitled “Tax Status of the Reorganization.”
COMPARISON OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS
The Acquired Funds and the Acquiring Funds:
•	Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.
•	Have Allianz Investment Management LLC (the “Manager”) as their investment adviser.
•	Have the same policies for buying and selling shares and the same exchange rights.
•	Have the same distribution policies.
•	Are available only to Contract Owners who allocate Contract value to a subaccount that invests in the Funds.
 COMPARISON OF INVESTMENT OBJECTIVES
The following table presents the investment objective of each of the Funds. The investment objective of each Fund may be changed by the Board of Trustees without shareholder approval.

VIP Trust Acquired Fund	Acquiring Fund
AZL DFA 5 Year Global Fixed Income Fund:
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

AZL Enhanced Bond Index Fund: The Fund seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index.
AZL Gateway Fund: The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.	AZL FIAM Multi-Strategy Fund: The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
AZL MetWest Total Return Bond Fund: The Fund seeks to maximize long-term total return.	AZL FIAM Total Bond Fund: The Fund seeks a high level of current income.
AZL MSCI Emerging Markets Equity Index Fund: The Fund seeks to match the performance of the MSCI Emerging Markets Index as closely as possible.	AZL International Index Fund: The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible.

VIP FoF Trust Acquired Fund	Acquiring Fund
AZL MVP Fusion Balanced Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.	AZL MVP Balanced Index Strategy Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
AZL MVP Fusion Conservative Fund: The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.	AZL MVP FIAM Multi-Strategy Fund: The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
AZL MVP Fusion Moderate Fund: The Fund seeks long-term capital appreciation.	AZL MVP DFA Multi-Strategy Fund: The Fund seeks long-term capital appreciation.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES
The following table presents the principal investment strategies of each of the Funds and compares the principal investment strategies of each Acquired Fund with the corresponding Acquiring Fund and highlights any key differences.

Principal Investment Strategies of Acquired Fund: AZL DFA 5 Year Global Fixed Income Fund

The Fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Subadviser of the Fund expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Subadviser may consider investing in issuers located in other countries as well. The fixed income securities in which the Fund invests are considered investment grade at the time of purchase, as rated by at least one major rating agency, or determined by the Subadviser to be of similar quality.  Under normal market conditions, the Fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country.  As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Fund that the weighted average length of maturity of investments will generally not exceed five years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Fund will focus investment in the longer-term area, otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range. The term “expected term premium” means the expected relative return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. The Fund is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

The Subadviser will consider factors such as maturity, credit, anticipated transaction costs and market conditions when deciding whether to sell a security. Changes in expected term premium, including whether other investments present a more favorable expected term premium, may cause the Fund to sell securities. If a security which was investment grade at the time of purchase subsequently is downgraded to below investment grade, the Subadviser may, but is not required to, sell the security.

Because many of the Fund’s investments may be denominated in foreign currencies, the Fund may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Fund between the date a foreign currency forward contract is entered into and the date it expires. The Fund may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund.

Principal Investment Strategies of Acquiring Fund: AZL Enhanced Bond Index Fund

The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”); however, the Fund’s investments may not replicate the portfolio weights of the Index at all times. Instead, the Subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the Subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index. The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The Subadviser uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.

The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States. The Fund may also invest up to 5% of its assets in collateralized loan obligations (“CLOs”), a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

The Fund also may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. “Agency” securities may not be backed by the “full faith and credit” of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. “Agency” obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.

Securities must be rated investment grade or better at the time of purchase by at least one major rating agency or determined by the Fund’s Subadviser to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund’s assets may be invested in the securities of a single issuer.

The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The Fund may invest in non-U.S. dollar denominated securities, but when it does, the Subadviser typically will hedge the foreign currency exposure to the U.S. dollar through the use of currency forwards or cash.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Comparison: Both funds invest in investment grade debt securities with the Acquired Fund, but not the Acquiring Fund, investing in a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Acquired Fund, unlike the Acquiring Fund, intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States.  The Acquired Fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations.  The Acquiring Fund invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index, a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Acquired Fund does not invest in a manner that uses an index to guide its investments. The Acquired Fund is authorized to invest more than 25% of its total assets in U.S Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Acquired Fund invests in foreign debt securities and the Acquiring Fund may invest in non-dollar denominated securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL Gateway Fund

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and hybrid investments, although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.

Principal Investment Strategies of Acquiring Fund: AZL FIAM Multi-Strategy Fund

Under normal market conditions, the Fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the Fund’s assets will be allocated to a fixed-income strategy, and under normal market conditions, at least 80% of those assets will be invested in debt securities of all types and repurchase agreements for those securities (the “Fixed-Income Strategy”). Approximately 40% of the Fund’s assets will be allocated to an equity strategy and invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.

The Fixed-Income Strategy

Under normal market conditions, the strategy will invest at least 80% of its assets in debt securities of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.

The strategy’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.
The strategy’s assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.

The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instruments or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate, which increases transaction costs.

The Equity Strategy

The Subadviser normally invests at least 80% of the strategy’s assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. large-capitalization equity performance.
The Subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser considers the strategy’s security, industry, and market capitalization weightings relative to the index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index. In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values.

The Subadviser may invest the strategy’s assets in securities of foreign issuers in addition to securities of domestic issuers.

Comparison: Both the Acquired Fund and the Acquiring Fund feature an equity allocation and while the Acquired Fund does not have a fixed income allocation, the Acquired Fund generates income through its options strategy.  The Acquired Fund invests in a diversified portfolio of common stock and index call and put options.  The Acquired Fund also buys index put options, which can protect the Acquired Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and downside protection from index put options is intended to provide the Acquired Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. In contrast, the Acquiring Fund invests in a combination of a fixed-income strategy and an equity strategy. Approximately 60% of the Acquiring Fund’s assets will be allocated to a fixed-income strategy, and under normal market conditions, at least 80% of those assets will be invested in debt securities of all types and repurchase agreements for those securities (the “Fixed-Income Strategy”). Approximately 40% of the Acquiring Fund’s assets will be allocated to an equity strategy and invested primarily in large cap common stocks (the “Equity Strategy”). Under the Equity Strategy, the Acquiring Fund also invests at least 80% of assets allocated to the Equity Strategy in common stocks included in the S&P 500® Index. The Acquiring Fund uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring its Fixed-Income Strategy, while the Acquired Fund is not managed with a guide index.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL MetWest Total Return Bond Fund

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment-grade fixed income securities or unrated securities that are determined by the Subadviser to be of similar quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade. The Fund also invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration generally is two to eight years and the dollar-weighted average maturity generally ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The Subadviser will focus the Fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Subadviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

The Fund may sell short up to 25% of the value of its total assets.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

Principal Investment Strategies of Acquiring Fund: AZL FIAM Total Bond Fund

Under normal market conditions, the Fund will invest at least 80% of its assets in debt securities of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).

The Subadviser considers other factors when selecting Fund investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the Fund’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.

The Fund’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.

The Fund’s assets may be invested in securities of foreign issuers, denominated in US dollars or in local currency, in addition to securities of domestic issuers.

The Fund may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the Fund does not own the assets, instrument or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the Fund may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The Fund also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”

To earn additional income for the Fund, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate, which increases transaction costs.

Comparison: Both the Acquired Fund and the Acquiring Fund invest in debt securities with the Acquired Fund investing at least 80% of its assets in investment grade fixed income securities, or unrated securities that are determined by the Subadviser to be of similar quality, while the Acquiring Fund invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.  Both Funds may invest up to 20% of their assets in lower quality debt securities or “junk bonds.”  The Subadviser for the Acquiring Fund uses the Bloomberg U.S. Aggregate Bond Index (which measures the investment grade, US dollar-denominated, fixed-rate taxable bond market) as a guide in structuring the Acquiring Fund and selecting its investments and manages the Acquiring Fund to have similar overall interest rate risk to the index. The Subadviser of the Acquired Fund does not use an index to guide its investments. The Acquired Fund may sell short up to 25% of the value of its total assets while the Acquiring Fund does not use a similar strategy. Both Funds may invest in derivatives. However, while the Acquiring Fund may invest in derivatives significantly to gain exposure to assets, instruments, or indexes, interest rates or credit qualities, the Acquired Fund will use derivatives in an effort to hedge investments, for risk management, or to increase income or gains for the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL MSCI Emerging Markets Equity Index Fund

The Fund seeks to track the investment results, before the fees and expenses of the Fund, of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. The Underlying Index includes equity securities issued by issuers, which range in size between approximately $65 million and $531 billion, although this range may change from time to time. As of February 28, 2022, the Underlying Index consisted of 25 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of February 28, 2022, China represented approximately 32% of the Underlying Index by weight. The Underlying Index may include large- or mid-capitalization companies. With approximately 1,420 constituents as of February 28, 2022, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The Subadviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Subadviser generally uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index.
The Fund generally invests at least 90% of its net assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which the Subadviser believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents.

The Underlying Index is calculated by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund, the Manager and the Subadviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Investment Strategies of Acquiring Fund: AZL International Index Fund

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various economic sectors whose primary trading markets are located outside the United States. The MSCI EAFE Index includes large- and mid-capitalization companies across developed markets countries around the world, excluding the US and Canada, and may change over time.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund’s Subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole. At February 28, 2022, Japan represented approximately 23% of the MSCI EAFE Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCA EAFE Index is concentrated.

Comparison: Both the Acquired Fund and the Acquiring Fund feature a passive equity strategy that focuses on international equity securities, but the Acquired Fund focuses more on emerging international markets whereas the Acquiring Fund focuses on developed international markets.  The Acquired Fund is passively managed and invests at least 90% of its assets in securities that comprise the MSCI Emerging Markets Index, an index focused on equity securities issued by issuers in emerging markets and depository receipts representing securities in such index. The Acquiring Fund is also passively managed and invests at least 80% the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the index. The MSCI EAFE Index is composed of common stocks of companies from various economic sectors whose primary trading markets are located in developed market countries excluding the United States and Canada.  Both Funds use a representative sampling strategy to invest in its index.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL MVP Fusion Balanced Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 50% to underlying equity funds and 50% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Principal Investment Strategies of Acquiring Fund: AZL MVP Balanced Index Strategy Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of five underlying index funds:
Underlying Fund Target Allocation
AZL Enhanced Bond Index Fund:                            47.5%
AZL S&P 500 Index Fund:                                       23.5%
AZL International Index Fund:                                  12.5%
AZL Mid Cap Index Fund:                                          7.5%
AZL Small Cap Stock Index Fund:                             4.0%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process described below.
The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 50% of its assets in the underlying equity index funds and approximately 50% of its assets in the underlying bond index fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The Subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.
The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company’s outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.
The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Comparison: Both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds.  The Acquired Fund invests primarily in shares of other mutual funds. The Acquiring Fund primarily invests in a combination of five index funds with specific target allocations for how assets will be invested in the underlying funds. The Acquired Fund will allocate 95% of its assets to its underlying funds, which will be allocated approximately 50% to equity funds and 50% to fixed income funds. The Acquiring Fund will allocate 95% of its assets to its underlying funds, which will be allocated approximately 50% to the underlying equity index funds and approximately 50% to the underlying bond index fund. Both the Acquired Fund and Acquiring Fund will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures to seek to reduce volatility.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL MVP Fusion Conservative Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 35% to underlying equity funds and 65% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Principal Investment Strategies of Acquiring Fund: AZL MVP FIAM Multi-Strategy Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, managed by the underlying fund’s Subadviser, FIAM LLC. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund’s assets will be invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately 40% of the underlying fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the underlying fund’s Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying fund. Approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.
The Underlying Fund’s Fixed-Income Strategy
Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts.  A portion of the investments may not be publicly traded. The Subadviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
The Subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the Subadviser’s assessment of whether the investment is undervalued. In managing the strategy’s exposure to various risks, including interest rate risk, the Subadviser considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, and internal views of potential future market conditions.
The strategy’s assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the Subadviser’s view of the relative value of each sector or maturity.
The strategy’s assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.
The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instrument or components underlying the derivative instruments. Depending on the Subadviser’s outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.
The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called “junk bonds.”
To earn additional income for the strategy, the Subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs.
The Underlying Fund’s Equity Strategy
The Subadviser normally invests at least 80% of the strategy’s assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.
The Subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The Subadviser considers the strategy’s security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the Subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.
The Subadviser may invest the strategy’s assets in securities of foreign issuers in addition to securities of domestic issuers.
The Subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy’s exposure to changing security prices or other factors that affect security values.

Comparison: Both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds.  The Acquired Fund invests primarily in shares of other mutual funds. The Acquired Fund will allocate 95% of its assets to its underlying funds, which will be allocated approximately 35% to equity funds and 65% to fixed income funds. The Acquiring Fund invests 95% of its assets in an underlying fund. Approximately 60% of the underlying fund’s assets will be invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately 40% of the underlying fund’s assets will be invested primarily in large cap common stocks (the “Equity Strategy”). The equity strategy will invest at least 80% of the strategy’s assets in common stocks included in the S&P 500® Index. Both the Acquired Fund and the Acquiring Fund will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures to seek to reduce volatility.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Investment Strategies of Acquired Fund: AZL MVP Fusion Moderate Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in the shares of other mutual funds managed by the Manager or affiliates of the Manager. The Fund is designed to provide a diversified portfolio consisting of funds in equity and fixed income asset classes. Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds, which will be allocated approximately 60% to underlying equity funds and 40% to underlying fixed income funds.
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from contract holders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
The Manager utilizes a strategic asset allocation process to help determine appropriate asset allocations for the Fund among the underlying funds.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds as described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Principal Investment Strategies of Acquiring Fund: AZL MVP DFA Multi-Strategy Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing approximately 95% of its assets in a combination of four underlying funds, subadvised by Dimensional Fund Advisors LP (the “Subadviser”):
Underlying Fund Target Allocation:
AZL DFA Five-Year Global Fixed Income Fund: 38% (to be replaced by the AZL Enhanced Bond Index Fund as a result of the Reorganization)
AZL DFA U.S. Core Equity Fund: 35%
AZL DFA U.S. Small Cap Fund: 10%
AZL DFA International Core Equity Fund: 12%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.
The AZL DFA Five-Year Global Fixed Income Fund is a bond index fund, and the other four underlying funds are equity funds. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity funds and approximately 40% of its assets in the underlying bond fund. These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions.
The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund’s actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.
AZL DFA Five-Year Global Fixed Income Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value. The fund seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The fund primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Subadviser expects that most investments will be made in the obligations of issuers which are in developed countries. The fixed income securities in which the fund invests are considered investment grade at the time of purchase as rated by at least one major rating agency, or determined by the Subadviser to be of similar quality. Under normal market conditions, the fund intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized, has substantial assets, or derives substantial operating income in that country. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.
AZL DFA U.S. Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of U.S. companies. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the U.S. Universe. The Subadviser generally defines the U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the U.S. Universe it represents) of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Subadviser. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities of U.S. companies.
AZL DFA U.S. Small Cap Fund seeks long-term capital appreciation. The fund, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small-cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small-cap company, the greater its representation in the fund. Under normal circumstances, the fund will invest at least 80% of its net assets in securities of small-cap U.S. companies.
AZL DFA International Core Equity Fund seeks long-term capital appreciation. The fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets. The fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and/or higher profitability companies as compared to their representation in the International Universe. For purposes of this fund, the Subadviser defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Subadviser’s Investment Committee. Under normal circumstances, the fund will invest at least 80% of its net assets in equity securities.
Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.
The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Comparison: Both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds.  The Acquired Fund invests primarily in shares of other mutual funds. The Acquiring Fund primarily invests in a combination of four funds with specific allocations on how assets will be invested in the underlying funds. The Acquired Fund will allocate 95% of its assets to its underlying funds, which will be allocated approximately 60% to equity funds and 40% to fixed income funds. The Acquiring Fund will allocate 95% of its assets to its underlying funds, which will be allocated approximately 60% to the underlying equity funds and approximately 40% of to the underlying bond fund. Both the Acquired Fund and the Acquiring Fund will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

10

   COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS
The fundamental restrictions of each Acquired Fund regarding acting as an underwriter, purchasing and selling commodities, purchasing or selling real estate, concentrating in an industry, making loans, issuing senior securities, borrowing money and diversifying investments are the same as its Acquiring Fund.
PRINCIPAL RISK FACTORS
The principal risks of investing in the Funds are shown in the table below. A description of each principal risk that is disclosed only by the Acquiring Fund or Acquired Fund, respectively, of each Reorganization follows the table. A list of all principal risk disclosures applicable to the Funds is included in Exhibit B. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. The actual risks of investing in any Fund depend on the securities held in the Fund’s portfolio and on market conditions, which change over time.

The price per share of the Funds will fluctuate with changes in the value of the investments held by the Funds. You may lose money by investing in the Funds. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Funds will achieve their objectives.

AZL DFA 5-Year Global Fixed Income Fund (“Acquired Fund”) into AZL Enhanced Bond Index Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL DFA 5-Year Global Fixed Income Fund (Acquired Fund)	AZL Enhanced Bond Index Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Selection Risk	X	X
Sovereign Debt Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Treasury Obligations Risk	X	X
U.S. Government Obligations Risk	X	X
Repurchase Agreements and Purchase and Sale Contracts Risk	X	X
Derivatives Risk	X	X
Futures Risk	X
Credit Risk	X	X
Liquidity Risk	X	X
Interest Rate Risk	X	X
Extension Risk	X	X
Income Risk	X	X

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Principal Risk	AZL DFA 5-Year Global Fixed Income Fund (Acquired Fund)	AZL Enhanced Bond Index Fund (Acquiring Fund)
Call Risk	X	X
Portfolio Turnover Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk		X
Leveraging Risk		X
Emerging Markets Risk		X
Privately Placed Securities Risk		X
Collateralized Debt Obligations Risk		X
LIBOR Transition Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Privately Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
AZL Gateway Fund (“Acquired Fund”) into AZL FIAM Multi-Strategy Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL Gateway Fund (Acquired Fund)	AZL FIAM Multi-Strategy Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Selection Risk	X	X
Correlation Risk	X
Foreign Securities Risk	X	X
Derivatives Risk	X	X
Options Risk	X
Capitalization Risk	X

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Risk	AZL Gateway Fund (Acquired Fund)	AZL FIAM Multi-Strategy Fund (Acquiring Fund)
Depository Receipt Risk	X
Real Estate Investments Risk	X	X
Technology Sector Risk	X
Repurchase Agreements and Purchase and Sale Contracts Risk	X	X
Treasury Obligations Risk		X
U.S. Government Obligations Risk		X
Sovereign Debt Risk		X
Interest Rate Risk		X
Credit Risk		X
Call Risk		X
Income Risk		X
Liquidity Risk		X
Extension Risk		X
Currency Risk		X
Emerging Markets Risk		X
Leveraging Risk		X
Privately Placed Securities Risk		X
Security Quality Risk		X
Mortgage-Related and Other Asset-Backed Securities Risk		X
Quantitative Investing Risk		X
Portfolio Turnover Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Privately Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Portfolio Turnover Risk– The Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Correlation Risk – The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to the index underlying its option positions.
Options Risk – The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
AZL MetWest Total Return Bond Fund (“Acquired Fund”) into AZL FIAM Total Bond Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL MetWest Total Return Bond Fund (Acquired Fund)	AZL FIAM Total Bond Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Selection Risk	X	X
U.S Government Obligations Risk	X	X
Treasury Obligations Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Extension Risk	X	X
Call Risk	X	X
Income Risk	X	X
Liquidity Risk	X	X
LIBOR Transition Risk	X
Security Quality Risk	X	X
Derivatives Risk	X	X
Mortgage-Related and Other Asset-Backed Securities Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X	X
Short Sales Risk	X
Repurchase Agreements and Purchase and Sale Contracts Risk	X	X
Privately Placed Securities Risk	X	X
Restricted Securities Risk	X
Portfolio Turnover Risk	X
Sovereign Debt Risk		X
Real Estate Investments Risk		X
Currency Risk		X
Leveraging Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss.
Restricted Securities Risk – Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Portfolio Turnover Risk – The Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
AZL MSCI Emerging Markets Equity Index Fund (“Acquired Fund”) into AZL International Index Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	AZL International Index Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Index Fund Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X
Risks of Investing in China	X
Currency Risk	X	X
Derivatives Risk	X	X
Depositary Receipt Risk	X
Capitalization Risk	X
Focused Investments Risk	X
Technology Sector Risk	X
Risks of Investing in Japan		X
European Investment Risk		X
Futures Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Futures Risk – The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Risks of Investing in China – Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Focused Investments Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
AZL MVP Fusion Balanced Fund (“Acquired Fund”) into AZL MVP Balanced Index Strategy Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL MVP Fusion Balanced Fund (Acquired Fund)	AZL MVP Balanced Index Strategy Fund (Acquiring Fund)
Allocation Risk	X	X
Futures Risk	X	X
Volatility Risk	X	X
Quantitative Investing Risk	X	X
Fund of Funds Risk	X	X
Market Risk	X	X
Issuer Risk	X	X
Capitalization Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X
Depositary Receipt Risk	X
Sovereign Debt Risk	X	X
Currency Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Income Risk	X	X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Obligations Risk	X	X
Index Fund Risk		X

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Risk	AZL MVP Fusion Balanced Fund (Acquired Fund)	AZL MVP Balanced Index Strategy Fund (Acquiring Fund)
Selection Risk		X
Risks of Investing in Japan		X
European Investment Risk		X
Treasury Obligations Risk		X
Derivatives Risk		X
Leveraging Risk		X
Liquidity Risk		X
Mortgage-Related and Other Asset-Backed Securities Risk		X
Portfolio Turnover Risk		X
Privately Placed Securities Risk		X
Repurchase Agreement and Sales Contracts Risk		X
Technology Sector Risk		X
Collateralized Debt Obligations Risk		X
LIBOR Transition Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.
Index Fund Risk – Certain of the Underlying Funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Selection Risk – Because the AZL Enhanced Bond Index Fund, an Underlying Fund, is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – Certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Portfolio Turnover Risk – A fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – Certain Underlying Funds may invest in privately placed securities, which are subject to resale restrictions.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
AZL MVP Fusion Conservative Fund (“Acquired Fund”) into AZL MVP FIAM Multi-Strategy Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL MVP Fusion Conservative Fund (Acquired Fund)	AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)
Allocation Risk	X	X
Futures Risk	X	X
Volatility Risk	X	X
Quantitative Investing Risk	X	X
Fund of Funds Risk	X	X

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Principal Risk	AZL MVP Fusion Conservative Fund (Acquired Fund)	AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)
Market Risk	X	X
Issuer Risk	X	X
Sovereign Debt Risk	X	X
Currency Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Income Risk	X	X
Call Risk	X	X
Extension Risk	X	X
U.S. Government Obligations Risk	X	X
Capitalization Risk	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X	X
Depositary Receipt Risk	X
Selection Risk		X
Treasury Obligations Risk		X
Privately Placed Securities Risk		X
Derivatives Risk		X
Leveraging Risk		X
Security Quality Risk		X
Liquidity Risk		X
Repurchase Agreements and Purchase and Sale Contracts Risk		X
Mortgage-Related and Other Asset-Backed Securities Risk		X
Real Estate Investments Risk		X
Portfolio Turnover Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.
Selection Risk – Because the underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
Privately Placed Securities Risk – The Underlying Fund may invest in privately placed securities, which are subject to resale restrictions.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Leveraging Risk – The Underlying Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) A fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Underlying fund’s returns.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
Portfolio Turnover Risk– The Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Moderate Fund (“Acquired Fund”) into AZL MVP DFA Multi-Strategy Fund (“Acquiring Fund”).
Principal Risks
The table below describes the principal risks that may affect each Fund’s investment portfolio.

Principal Risk	AZL MVP Fusion Moderate Fund (Acquired Fund)	AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)
Allocation Risk	X	X
Futures Risk	X	X
Volatility Risk	X	X
Quantitative Investing Risk	X	X
Fund of Funds Risk	X	X
Market Risk	X	X
Issuer Risk	X	X
Capitalization Risk	X	X
Foreign Securities Risk	X	X
Emerging Markets Risk	X
Depositary Receipt Risk	X	X
Sovereign Debt Risk	X	X
Currency Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Income Risk	X	X
Call Risk	X
Extension Risk	X
U.S. Government Obligations Risk	X	X
Selection Risk		X
Value Stocks Risk		X
Risks of Investing in Japan		X
Derivatives Risk		X
Liquidity Risk		X
Portfolio Turnover Risk		X
Treasury Obligations Risk		X
Repurchase Agreement and Purchase Sale Contracts Risk		X
Profitability Investment Risk		X
Technology Sector Risk		X
Financials Sector Risk		X
Industry Sector Risk		X

The following sets forth a description of the principal risks of the Acquiring Fund that are not disclosed by the Acquired Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Selection Risk – Because each underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Portfolio Turnover Risk – A Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a fund to, at times, underperform equity funds that use other investment strategies.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.
Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund’s portfolio.
The following sets forth a description of the principal risks of the Acquired Fund that are not disclosed by the Acquiring Fund.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Other Risks that Apply to the Acquired Funds and Acquiring Funds

Transfer Supported Features of Certain Annuity Contracts

The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the “Transfer Supported Features”). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, Income Protector, Investment Protector, or another name. Under the Transfer Supported Features, Contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on Contract owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.

Operational Risk

The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, changes in personnel or systems, processing and communication errors, errors of Fund service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Various operational events or circumstances are outside the control of the Funds, the Manager or the Subadvisers, including instances at third parties. In response to a global pandemic, many financial services companies, including the Manager and the Subadvisers, have moved the majority of their employees to working from home or to other dispersed office locations, which may increase operational risk. The Funds, the Manager and the Subadvisers seek to reduce these operational risks through controls and procedures; however, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Cyber-Security Risk

Like other business enterprises, the use of the Internet and other electronic media and technology exposes a Fund, and the Fund’s service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from computer viruses or other malicious software code, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Funds and their shareholders and cause the Funds to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause a Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate a Fund’s NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support a Fund and its service providers. In addition, cyber-events affecting issuers in which a Fund invests could cause a Fund’s investments to lose value. The Funds’ Manager, Subadvisers, and their relevant affiliates and principal service providers have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however; there is no guarantee that these efforts will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

sophisticated and the Funds’ Manager, Subadvisers and their relevant affiliates and principal service providers, cannot control the cyber systems and cyber-security systems of issuers or third-party service providers.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.  As recently as spring 2020, a global outbreak of infectious illnesses contributed to significant global market effects, including reduced consumer demand and economic output, travel restrictions, quarantines and market shocks. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.  These disruptions could prevent Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives.  Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.

The impact of epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises, such as those caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

COVID 19 Risk

The current outbreak of the novel strain of coronavirus, COVID 19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID 19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID 19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

8            FEES & EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund. The Funds are offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses. The table also shows estimated pro forma expenses

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

of the Acquiring Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.
AZL DFA 5 Year Global Fixed Income Fund into AZL Enhanced Bond Index Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	AZL DFA 5 Year Global Fixed Income Fund (Acquired Fund)	AZL Enhanced Bond Index Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Shares	Shares
Management Fee	0.60%	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.89%	0.64%	0.64%
Fee Waiver	-0.10% (1)	None	None
Total Annual Fund Operating Expenses After Fee Waiver	0.79% (1)	0.64%	0.64%
(1)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.50% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

The AZL Enhanced Bond Index Fund will be the accounting survivor.
AZL Gateway Fund into AZL FIAM Multi-Strategy Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL Gateway Fund (Acquired Fund)	AZL FIAM Multi-Strategy Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Class 2 Shares	Class 2 Shares
Management Fee	0.80%	0.43%(1)	0.43%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.10%	0.72%	0.72%
Expense Reimbursement	None	-0.01%(2)	-0.01%(2)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%	0.71%(2)	0.71%(2)
(1)  Reflects current contractual management fee.
(2) The Manager and the Acquiring Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.71% for Class 2 through at least April 30, 2024 after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund’s expenses to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices.

The AZL FIAM Multi-Strategy Fund will be the accounting survivor.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MetWest Total Return Bond Fund into AZL FIAM Total Bond Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL MetWest Total Return Bond Fund (Acquired Fund)	AZL FIAM Total Bond Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Class 2 Shares	Class 2 Shares
Management Fee	0.60%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.06%	0.05%
Total Annual Fund Operating Expenses	0.90%	0.81%	0.80%
Fee Waiver	-0.10%(1)	None	-0.01%(2)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%(1)	0.81%	0.79%(2)
(1)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.50% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
(2)  The Manager and the Acquiring Fund have entered into a written agreement reducing the management fee to 0.49% through at least April 30 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

The AZL FIAM Total Bond Fund will be the accounting survivor.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MSCI Emerging Markets Equity Index Fund into AZL International Index Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)		AZL International Index Fund (Acquiring Fund)		Pro Forma Combined Fund	Pro Forma Combined Fund
	Class 1 Shares	Class 2 Shares	Class 1 Shares	Class 2 Shares	Class 1 Shares	Class 2 Shares
Management Fee	0.85%	0.85%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.25%	0.00%	0.25%	0.00%	0.25%
Other Expenses	0.13%	0.13%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.98%	1.23%	0.43%	0.68%	0.43%	0.68%
Fee Waiver	-0.40%(1)	-0.40%(1)	None	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver	0.58%(1)	0.83%(1)	0.43%	0.68%	0.43%	0.68%
(1)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.45% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

The AZL International Index Fund will be the accounting survivor.
AZL MVP Fusion Balanced Fund into AZL MVP Balanced Index Strategy Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL MVP Fusion Balanced Fund (Acquired Fund)	AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Shares	Shares
Management Fee	0.20%	0.10%	0.10%
Other Expenses	0.03%	0.04%	0.03%
Acquired Fund Fees and Expenses(1)	0.72%(1)	0.58%(1)	0.58%(1)
Total Annual Fund Operating Expenses	0.95%	0.72%	0.71%
Fee Waiver	-0.05%(2)	None	None
Total Annual Fund Operating Expenses After Fee Waiver	0.90%(2)	0.72%	0.71%
(1)  Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(2)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

The AZL MVP Balanced Index Strategy Fund will be the accounting survivor.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Conservative Fund into AZL MVP FIAM Multi-Strategy Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL MVP Fusion Conservative Fund (Acquired Fund)	AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Shares	Shares
Management Fee	0.20%	0.10%	0.10%
Other Expenses	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses	0.71%(1)	0.68%(1)	0.68%(1)
Total Annual Fund Operating Expenses	0.96%	0.83%	0.83%
Fee Waiver	-0.05%(2)	None	None
Total Annual Fund Operating Expenses After Fee Waiver	0.91%(2)	0.83%	0.83%
(1)  Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(2)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Acquired Fund at any time and for any reason.

The AZL MVP FIAM Multi-Strategy Fund will be the accounting survivor.
AZL MVP Fusion Moderate Fund into AZL MVP DFA Multi-Strategy Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	AZL MVP Fusion Moderate Fund (Acquired Fund)	AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	Pro Forma Combined Fund
	Shares	Shares	Shares
Management Fee	0.20%	0.20%	0.20%
Other Expenses	0.02%	0.09%	0.02%
Acquired Fund Fees and Expenses	0.72%(1)	0.84%(1)	0.74%(1)
Total Annual Fund Operating Expenses	0.94%	1.13%	0.96%
Fee Waiver and Expense Reimbursement	-0.05%(2)	-0.14%(3)(4)	-0.10%(3)(4)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.89%(2)	0.99%(3)(4)	0.86%(3)(4)
(1)            Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(2)  The Manager and the Acquired Fund have entered into a written agreement reducing the management fee to 0.15% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

(3)   The Manager and the Acquiring Fund have entered into a written agreement reducing the management fee to 0.10% through at least April 30, 2024, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
(4)  The Manager and the Acquiring Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2024, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund’s expenses to exceed the lesser of any applicable limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement, as supported by standard accounting practices.

The AZL MVP DFA Multi-Strategy Fund will be the accounting survivor.

Expense Examples
These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. This example also shows the pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been in effect for the periods shown. It does not reflect any Contract fees. It reflects any management fee waiver agreement for the first year, as applicable. If Contract fees were included, the costs shown would be higher. The expenses shown below would be the same whether or not you redeem your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
AZL DFA 5 Year Global Fixed Income Fund (Acquired Fund) Shares	$81	$274	$483	$1,087
AZL Enhanced Bond Index (Acquiring Fund) Shares	$65	$205	$357	$798
Pro Forma Combined Fund Shares	$65	$205	$357	$798

AZL Gateway Fund (Acquired Fund) Shares	$112	$350	$606	$1,340
AZL FIAM Multi-Strategy Fund (Acquiring Fund) Class 2 Shares	$73	$229	$400	$894
Pro Forma Combined Fund Class 2 Shares	$73	$229	$400	$894

AZL MetWest Total Return Bond Fund (Acquired Fund) Shares	$82	$277	$489	$1,099
AZL FIAM Total Bond Fund, (Acquiring Fund) Class 2 Shares	$83	$259	$450	$1,002
Pro Forma Combined Fund Class 2 Shares	$81	$254	$443	$989

AZL MSCI Emerging Markets Equity Index Fund, (Acquired Fund) Class 1 Shares	$59	$272	$503	$1,165
AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund), Class 2 Shares	$85	$351	$637	$1,453

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Fund	1 Year	3 Years	5 Years	10 Years
AZL International Index Fund Acquiring Fund), Class 1 Shares	$44	$138	$241	$542
AZL International Index Fund (Acquiring Fund), Class 2 Shares	$69	$218	$379	$847
Pro Forma Combined Fund, Class 1 Shares	$44	$138	$241	$542
Pro Forma Combined Fund, Class 2 Shares	$69	$218	$379	$847

AZL MVP Fusion Balanced Fund (Acquired Fund) Shares	$92	$298	$521	$1,162
AZL MVP Balanced Index Strategy Fund (Acquiring Fund) Shares	$74	$230	$401	$894
Pro Forma Combined Fund Shares	$73	$227	$395	$883

AZL MVP Fusion Conservative Fund (Acquired Fund) Shares	$93	$301	$526	$1,173
AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund) Shares	$85	$265	$460	$1,025
Pro Forma Combined Fund	$85	$265	$460	$1,025

AZL MVP Fusion Moderate Fund (Acquired Fund) Shares	$91	$295	$515	$1,150
AZL MVP DFA Multi-Strategy Fund (Acquiring Fund) Shares	$101	$345	$609	$1,362
Pro Forma Combined Fund Shares	$88	$296	$521	$1,169

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate, as a percentage of the average value of its portfolio, was as follows:

Fund	Portfolio Turnover Rate
AZL DFA 5 Year Global Fixed Income Fund (Acquired Fund)	122%
AZL Enhanced Bond Index (Acquiring Fund)	137%

AZL Gateway Fund (Acquired Fund)	11%
AZL FIAM Multi-Strategy Fund (Acquiring Fund)	115%

AZL MetWest Total Return Bond Fund Acquired Fund (Acquired Fund)	258%
AZL FIAM Total Bond Fund (Acquiring Fund)	76%

AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	7%
AZL International Index Fund (Acquiring Fund)	14%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Fund	Portfolio Turnover Rate

AZL MVP Fusion Balanced Fund (Acquired Fund)	9%
AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	10%

AZL MVP Fusion Conservative Fund (Acquired Fund)	15%
AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	3%

AZL MVP Fusion Moderate Fund (Acquired Fund)	10%
AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	13%

 PERFORMANCE INFORMATION
The following bar charts and tables provide an indication of the risks of an investment in an Acquired Fund and its corresponding Acquiring Fund by showing changes in its performance from year to year and by showing how such Fund’s average annual returns for one year, five years, ten years, and since its inception compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.
The performance of the Funds will vary from year to year. The Funds’ performance does not reflect the cost of insurance and separate account charges, which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL DFA 5 Year Global Fixed Income Fund into AZL Enhanced Bond Index Fund
AZL DFA 5 Year Global Fixed Income Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2016)	2.22%
Lowest (Q4, 2016)	-1.78%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Since Inception (04/27/2015)
AZL DFA Five-Year Global Fixed Income Fund	-8.64%	-0.91%	-0.32%
FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms*	-5.53%	0.63%	0.80%
* Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL Enhanced Bond Index Fund (Acquiring Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	3.85%
Lowest (Q1, 2021)	-3.57%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL Enhanced Bond Index Fund	-15.46%	-0.73%	0.45%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL Gateway Fund into AZL FIAM Multi-Strategy Fund
AZL Gateway Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	7.87%
Lowest (Q1, 2020)	-9.52%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL Gateway Fund	-12.41%	1.51%	3.22%
S&P 500 Index*	-15.47%	9.24%	11.70%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL FIAM Multi-Strategy Fund (Acquiring Fund)
Performance Bar Chart and Table (Class 2)
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	11.91%
Lowest (Q1, 2020)	-8.85%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL FIAM Multi-Strategy Fund (Class 2)	-14.42%	4.25%	5.19%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Income and Growth Composite Index*	-14.67%	3.92%	5.40%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MetWest Total Return Bond Fund into AZL FIAM Total Bond Fund
AZL MetWest Total Return Bond Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	4.00%
Lowest (Q1, 2021)	-2.92%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Since Inception (11/17/2014)
AZL MetWest Total Return Bond Fund	-16.47%	-0.55%	0.36%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.73%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL FIAM Total Bond Fund (Acquiring Fund)
Performance Bar Chart and Table (Class 2)
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	6.93%
Lowest (Q4, 2016)	-2.80%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL FIAM Total Bond Fund (Class 2)	-15.19%	0.18%	1.28%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MSCI Emerging Markets Equity Index Fund into AZL International Index Fund
AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)
Performance Bar Chart and Table (Class 2)
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	18.88%
Lowest (Q1, 2020)	-24.20%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MSCI Emerging Markets Equity Index Fund (Class 1)	-28.53%	-2.74%	0.64%
AZL MSCI Emerging Markets Equity Index Fund (Class 2)	-28.76%	-2.98%	0.38%
MSCI Emerging Markets Index*	-27.80%	-1.44%	1.42%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL International Index Fund (Acquiring Fund)
Performance Bar Chart and Table (Class 2)
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	15.89%
Lowest (Q1, 2020)	-22.87%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022	Since Inception (10/14/2016)
AZL International Index Fund (Class 1)	-25.38%	-1.20%	N/A	2.27%
AZL International Index Fund (Class 2)	-25.56%	-1.45%	3.06%	N/A
MSCI EAFE Index*	-24.75%	-0.36%	4.15%	3.12%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Balanced Fund into AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	9.02%
Lowest (Q1, 2020)	-12.01%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MVP Fusion Balanced Fund	-16.30%	0.66%	3.35%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Balanced Composite Index*	-14.75%	4.90%	6.49%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Balanced Index Strategy Fund (Acquiring Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	8.48%
Lowest (Q1, 2020)	-9.78%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MVP Balanced Index Strategy Fund	-15.62%	1.71%	4.23%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Balanced Composite Index*	-14.75%	4.90%	6.49%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Conservative Fund into AZL MVP FIAM Multi-Strategy Fund
AZL MVP Fusion Conservative Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	6.66%
Lowest (Q1, 2020)	-8.70%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MVP Fusion Conservative Fund	-15.33%	0.50%	2.77%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Conservative Composite Index*	-14.64%	3.42%	4.85%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2019)	6.54%
Lowest (Q3, 2015)	-7.81%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MVP FIAM Multi-Strategy Fund	-12.56%	3.19%	3.94%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Income & Growth Composite Index*	-14.67%	3.92%	5.40%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Moderate Fund into AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Moderate Fund (Acquired Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	10.58%
Lowest (Q1, 2020)	-13.71%

Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Ten Years Ended September 30, 2022
AZL MVP Fusion Moderate Fund	-17.06%	0.99%	3.82%
S&P 500 Index*	-15.47%	9.24%	11.70%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.89%
Moderate Composite Index*	-14.84%	5.84%	7.57%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)
Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2020)	10.97%
Lowest (Q1, 2020)	-13.30%
Average Annual Total Returns
	One Year Ended September 30, 2022	Five Years Ended September 30, 2022	Since Inception (04/27/2015)
MVP DFA Multi-Strategy Fund	-13.22%	2.07%	3.03%
S&P 500 Index*	-15.47%	9.24%	9.46%
Bloomberg U.S. Aggregate Bond Index*	-14.60%	-0.27%	0.42%
Moderate Composite Index*	-14.84%	5.84%	6.13%
*	Reflects no deduction for fees, expenses, or taxes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

 THE REORGANIZATION

TERMS OF THE REORGANIZATION
The Board of Trustees of the VIP Trust and the VIP FoF Trust has approved the Plan. While shareholders are encouraged to review the Plan, which has been attached as Exhibit A to this Joint Information Statement/Prospectus, the following is a summary of certain terms of the Plan:
Each Reorganization is scheduled to occur on or about [March 10 , 2023], subject, among other things, to the New York Stock Exchange being open for business and receipt of any necessary regulatory approvals, but it may occur on any later date agreed to by the Funds.
Each Acquired Fund will transfer all of its assets to its corresponding Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund’s liabilities.
Each Acquiring Fund will issue shares to the corresponding Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in each Acquired Fund will be allocated to subaccounts investing in the corresponding Acquiring Fund.  The value of your interest in the subaccounts investing in an Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccounts that were invested in the corresponding Acquired Fund immediately before the Reorganization.
Neither the Acquired Fund nor any Contract Owners whose Contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.
The net asset value of each Acquired Fund and its corresponding Acquiring Fund will be computed as of 3:00 p.m. Central time, on the closing date.
After the Reorganization, each Acquired Fund will be terminated.
 CONDITIONS TO CLOSING THE REORGANIZATION
The completion of the Reorganization is subject to certain conditions described in the Plan, including:
Each Acquired Fund will have declared and paid a dividend that will distribute all of the Acquired Fund’s taxable income, if any, to the shareholders (the separate accounts) of the Fund for the taxable years ending at or prior to the closing.
Each Acquired Fund and the Acquiring Fund will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.
An effective registration statement on Form N-14 will be on file with the SEC.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

The Funds will receive an opinion of tax counsel to the effect that the Reorganization will not be a taxable event for Contract Owners who have a portion of their Contract allocated to shares of an Acquired Fund.
At any time prior to the Closing, the VIP Trust and VIP FoF Trust may waive compliance with any of the conditions made for the Trust’s benefit, provided that such waiver will not have a material adverse effect on the interests of shareholders of the Acquired Funds or Acquiring Funds, and provided further that the Trusts may not waive the requirement to obtain a tax opinion.
TERMINATION OF THE PLAN
The Plan and the transaction contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either an Acquired Fund or an Acquiring Fund, or the trustees, officers, or shareholders of an Acquired Fund or an Acquiring Fund. In the event of a termination, the Board of Trustees will consider other available options for the Acquired Funds, which might include a reorganization with a different acquiring fund, liquidation of the Acquired Funds or other changes to the Acquired Funds. Acquired Fund shareholders will be informed of any termination by prospectus supplement.

TAX STATUS OF THE REORGANIZATION
Even where a Reorganization is anticipated to be a taxable transaction for federal income tax purposes, provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for U.S. federal income tax purposes for Contract Owners whose Contract values are determined by investment in shares of an Acquired Fund, and any dividend declared by an Acquired Fund in connection with a Reorganization will not be taxable to Contract Owners. Contract Owners should consult the prospectus or other information provided by the insurance company regarding their Contracts as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.
As a condition to the consummation of each Reorganization, each Trust will have received one or more opinions of Stradley Ronon Stevens & Young, LLP, dated on or before the effective time of the Reorganization, addressed to and in form and substance satisfactory to the Trust that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of section 817(d) of the Code, and the ownership of shares in the Funds and access to the Funds satisfies the requirements of Treasury Regulations section 1.817-5(f), each Reorganization will not be a taxable event for Contract Owners whose Contract values are determined by investment in shares of the Acquired Fund. For purposes of rendering its opinion, Stradley Ronon Stevens & Young, LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Joint Information Statement/Prospectus and related SAI, and on such other written representations as will have been verified as of the effective time of the Reorganization.
The Trusts have not sought a tax ruling from the IRS, but is acting in reliance upon the opinion(s) of counsel discussed in the previous paragraph. The opinion(s) is/are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state, local, non-U.S. and other tax consequences of the Reorganization.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

The opinion will be based on certain factual certifications made by officers of the Funds and will also be based on customary assumptions.  The opinion may note and distinguish certain published precedent.
Although it is not expected to affect Contract Owners, the Funds, as a result of the Reorganization, lose the benefit of certain tax losses that could have been used to offset or defer future gains of the combined Fund, and the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization.
 CERTAIN TAX CONSEQUENCES
Contract Owners who choose to redeem or exchange their investments by surrendering their Contracts or initiating a partial withdrawal may be subject to taxes and tax penalty. Contract Owners should consult the prospectus or other information provided by the insurance company regarding their Contracts as to the specific consequences to them of the Reorganization, including the applicability and effect of any possible state, local, non-U.S. and other tax laws.
Prior to the closing of a Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a dividend to their respective separate accounts as shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of such Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing of the Reorganization.
It is expected that all or substantially all of the securities held by the AZL MSCI Emerging Markets Equity Index Fund will be disposed of in connection with a Reorganization. This could result in additional transaction costs to the Acquired Fund and increased distributions to the shareholders (the separate accounts and certain funds-of-funds managed by the Manager) of one or both Funds.  AZL MSCI Emerging Markets Equity Index Fund expects to sell all or approximately all of its existing portfolio and incur transaction costs of approximately $280,000 in connection with its respective Reorganization. It is anticipated that the AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund and AZL MVP Fusion Moderate Fund (collectively, the “Fusion Funds”) will redeem their shares in the AZL MSCI Emerging Markets Equity Index Fund (the “Emerging Markets Fund”) after the Emerging Markets Fund liquidates its portfolio and, as a result, the Fusion Funds will each indirectly bear its pro rata share of the transaction costs involved in liquidating the Emerging Markets Fund’s portfolio.  Similarly, the Fusion Funds will redeem their shares in the AZL Gateway Fund as part of the Reorganization  and in connection with such redemption, will indirectly bear their pro rata share of any transaction costs incurred related to the liquidation of AZL Gateway Fund’s portfolio securities that are needed to be made in order to satisfy such redemption request.
This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder or Contract Owner. Shareholders and Contract Owners are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S. and other tax laws with respect to the Reorganization.
REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS
Each Reorganization was reviewed by the Board of Trustees with respect to the Acquired Fund and the Acquiring Fund, with the advice and assistance of Fund counsel and independent legal counsel to the members of the Board who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”). At a meeting held on December 13, 2022, the Manager recommended that the Board approve each Reorganization. The Board considered materials, analyses and other information provided by the Manager regarding, among other things, the topics discussed below. In addition, the Manager also was present and responded to questions raised by the Independent Trustees during that meeting.

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After the Board reviewed, evaluated and discussed the materials, analyses and information that the Board considered pertinent to its deliberations, the Board, including the Independent Trustees, unanimously approved the Plan and each Reorganization. The Board, including the Independent Trustees, also unanimously determined that participation by each Acquired Fund and its corresponding Acquiring Fund in the Reorganization was in the best interests of the Acquired Fund and Acquiring Fund, respectively, and that the interests of existing shareholders of each Acquired Fund and its corresponding Acquiring Fund would not be diluted as a result of the Reorganization.
The Board of Trustees believes that the proposed Reorganization will be advantageous to shareholders of each Acquired Fund based on its consideration of various factors, described below. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. The Board determined, within the context of its overall conclusions, that each factor supported approval of the Reorganization.
Reorganization Rationales.  The Board considered the following rationales for each Reorganization promulgated by Fund management:
•	AZL DFA Five-Year Global Fixed Income Fund into AZL Enhanced Bond Index Fund. This Reorganization was recommended by Fund management due to performance concerns.

•
AZL Gateway Fund into AZL FIAM Multi-Strategy Fund.  This Reorganization was recommended by Fund management due to performance concerns, low and declining assets and recent portfolio manager changes at the sub-adviser to the Acquired Fund.

•
AZL MetWest Total Return Bond Fund into AZL FIAM Total Bond Fund.  This Reorganization was recommended by Fund management due to performance concerns and recent portfolio manager changes at the sub-adviser to the Acquired Fund.

•	AZL MSCI Emerging Markets Equity Index Fund into AZL International Index Fund. This Reorganization was recommended by Fund management due to concerns with low and declining assets.

•
AZL MVP Fusion Balanced Fund into AZL MVP Balanced Index Strategy Fund.  This Reorganization was recommended by Fund management due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed reorganizations of certain underlying Funds.

•
AZL MVP Fusion Conservative Fund into AZL MVP FIAM Multi-Strategy Fund.  This Reorganization was recommended by Fund management due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed reorganizations of certain underlying Funds.

•
AZL MVP Fusion Moderate Fund into AZL MVP DFA Multi-Strategy Fund.  This Reorganization was recommended by Fund management due to concerns with performance and a desire to reduce exposure to active strategies as a result of the proposed reorganizations of certain underlying Funds.

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Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.
Tax Consequences. The Board considered the U.S. federal income tax consequences of the Reorganization for Contract Owners and for the Funds, as set forth in the sections entitled “Tax Status of the Reorganization” and “Certain Tax Consequences,” above.
Continuity of Investment. The Board considered the compatibility of each Acquired Fund with the corresponding Acquiring Fund and the degree of similarity and difference between the investment objectives and the principal investment strategies for each Fund, as described in this Joint Information Statement/Prospectus. The considerations relevant to each Reorganization are described below:
AZL DFA 5 Year Global Fixed Income Fund (the “Acquired Fund”) into AZL Enhanced Bond Index Fund (the “Acquiring Fund”):
The Board noted that the Acquiring Fund and Acquired Fund are substantially similar because both funds invest primarily in investment-grade debt securities with exposure to government and corporate fixed income securities. The Board further noted  a difference between the Acquired Fund, which provides a greater exposure to foreign securities, and the Acquiring Fund, which invests primarily in U.S. securities.
AZL Gateway Fund (the “Acquired Fund”) into AZL FIAM Multi-Strategy Fund (the “Acquiring Fund”):
The Board noted that both the Acquired Fund and the Acquiring Fund feature an equity allocation combined with additional strategies that are meant to mitigate equity exposure and produce income.  In this regard, the Board noted that the Acquiring Fund allocates approximately 60% of its assets to a fixed-income strategy and approximately 40% of its assets to an equity strategy, while the Acquired Fund invests primarily in common stocks and in derivatives to manage volatility.
AZL MetWest Total Return Bond Fund (the “Acquired Fund”) into AZL FIAM Total Bond Fund (the “Acquiring Fund”):
The Board noted that the Acquired Fund and the Acquiring Fund are substantially similar because both Funds  primarily invest in investment-grade fixed income securities and may invest up to 20% of their assets in lower-quality fixed income securities. The Board considered a difference between the Acquired Fund, which has the ability to sell short up to 25% of the value of its assets, and the Acquiring Fund, which does not have a similar strategy.
AZL MSCI Emerging Markets Equity Index Fund (the “Acquired Fund”) into AZL International Index Fund (the “Acquiring Fund”):
The Board noted that the Acquired Fund and the Acquiring Fund are substantially similar because both Funds use a passive management style to track the performance of an index comprised of foreign equity securities. The Board noted the difference between the Acquired Fund’s exposure to emerging markets and the Acquiring Fund’s exposure to developed markets excluding the U.S. and

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Canada. The Board considered the differences in risk characteristics between funds that invest in emerging and developed markets.
AZL MVP Fusion Balanced Fund (the “Acquired Fund”) into AZL MVP Balanced Index Strategy Fund (the “Acquiring Fund”):
The Board noted that both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds that are substantially similar because both Funds invest primarily in  underlying funds and seek to have approximately equal allocations to equity and fixed income funds. The Board also noted that each of the Acquired Fund and Acquiring Fund will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures to seek to reduce volatility.
AZL MVP Fusion Conservative Fund (the “Acquired Fund”) into AZL MVP FIAM Multi-Strategy Fund (the “Acquiring Fund”):
The Board noted that both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds that are substantially similar because both Funds invest approximately 95% of their assets in an underlying fund or funds and have similar targeted allocations to underlying fixed income and equity funds (65% fixed income/35% equity for the Acquired Fund; 60% fixed income/40% equity for the Acquiring Fund). The Board also noted that both the Acquired Fund and Acquiring Fund each will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures to seek to reduce volatility.
AZL MVP Fusion Moderate Fund (the “Acquired Fund”) into AZL MVP DFA Multi-Strategy Fund (the “Acquiring Fund”):
The Board noted that both the Acquired Fund and the Acquiring Fund are asset allocation fund of funds that are substantially similar because both Funds invest in underlying funds with an approximately 60% allocation to underlying equity funds and 40% allocation to underlying fixed income funds. The Board also noted that both the Acquired Fund and Acquiring Fund will allocate approximately 5% of its assets to the MVP risk management process which invests in equity and/or fixed income futures to seek to reduce volatility.
Expense Ratios. The Board considered the relative expenses of the Funds, noting that the Management Fee and the Total Annual Fund Operating Expenses for each Acquiring Fund following its Reorganization is expected to be lower than the Management Fee and the Total Annual Fund Operating Expenses for each corresponding Acquired Fund, as of September 30, 2022.   The Board noted that two Acquiring Funds, the AZL FIAM Total Bond Fund and the AZL MVP DFA Multi-Strategy Fund, benefit from a temporary management fee reduction, which reduces the management fee paid by these Funds enabling the Total Annual Fund Operation Expenses to be lower following its respective Reorganization than those of the corresponding Acquired Fund; this management fee reduction may be eliminated at any time after April 30, 2024.  The Board also noted that the Acquired Funds (with the exception of AZL Gateway Fund) also benefit from a temporary management fee reduction, which reduces the management fee paid by these Funds; this management fee reduction may be eliminated at any time after April 30, 2024.  The Board noted that the Funds do not have Management Fee breakpoints, with the exception of AZL FIAM Multi-Strategy Fund and AZL FIAM Total Bond Fund. The Board also noted that each applicable class or classes of the

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Acquiring Fund will have the same Distribution (12b-1) Fees as the applicable class or classes of the corresponding Acquired Fund. The Board considered that, in sum, shareholders of each Acquired Fund are expected to incur expenses which are lower following the Reorganization.
The Board also noted that each Fund is subject to an expense limitation agreement, in place through at least April 30, 2024, which limits operating expenses (excluding certain Fund expenses such as acquired fund fees and expenses) as described further in the Manager and Subadvisers section starting on page 77. The Board also noted that the Total Annual Fund Operating Expenses for each Fund is below its respective expense limit, with the exception of AZL FIAM Multi-Strategy Fund and AZL MVP DFA Multi-Strategy Fund. The Board also considered the fact that each Acquired Fund will pay the expenses associated with the Reorganization, subject to a cost limit described under Costs, below.
Economies of Scale. The Board also received information from the Manager regarding the asset levels of each Acquired Fund over the last three years. The Board considered that, in the absence of a Reorganization, the Acquired Funds generally may be expected to continue to lose assets over time and shrink in size, which would result in the fixed costs of operating the Acquired Fund being spread over an ever-smaller asset base. This would mean that the expenses of an Acquired Fund may be expected to increase over time as a percentage of net assets. The Board also considered that each Acquiring Fund may be expected to gain assets and increase in size due to the influx of assets from the Reorganization. Higher aggregate net assets may result in the Acquiring Fund being better able to achieve economies of scale by spreading certain fixed costs over a larger asset base, which would mean that the expenses of the Acquiring Fund may be expected to decrease as a percentage of assets. In sum, the Board believes that each combined Fund, following the Reorganization, should have a better opportunity to take advantage of economies of scale than either Fund standing alone. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility, and fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis may be reduced as a percentage of net assets.
Costs. The Board considered that AZL MSCI Emerging Markets Equity Index Fund will liquidate all or substantially all of its assets prior to the Reorganization.  The Board noted that each Acquired Fund, other than AZL DFA Five-Year Global Fixed Income Fund and AZL MetWest Total Return Bond Fund, will pay the costs associated with its Reorganization, including expenses associated with printing and mailing communications to Contract Owners and other expenses of the Reorganization, including accounting, legal, and custodial expenses, and any transaction costs related to repositioning of the portfolios in connection with the Reorganization, subject to the cost limit (the “Cost Limit”) shown in the table below. In approving the relevant Cost Limits, the Board considered that the Fusion Funds would redeem their shares in the Emerging Markets Fund in advance of the Reorganization of the Emerging Markets Fund and that the Fusion Funds would redeem their shares in the AZL Gateway Fund in advance of the Reorganization of the AZL Gateway Fund and as a result, in each case, the Fusion Funds would indirectly bear their pro rata share of any transaction costs incurred in connection with repositioning or liquidation of the portfolios. To the extent that the actual costs of a Reorganization exceed the Cost Limit, the Manager will pay any excess Reorganization costs. For AZL DFA Five-Year Global Fixed Income Fund and AZL MetWest Total Return Bond Fund, the Manager will pay all costs associated with the Reorganizations. The estimated cost of each Reorganization is also shown in the table below.
The Board received information on expected shareholder fee savings for Acquired Fund shareholders following each Reorganization, from which the Cost Limit below is derived. For the AZL DFA 5-Year Global Fixed Income Fund and the AZL MetWest Total Return Bond Fund, which were not anticipated to benefit substantially from shareholder fee savings, the Board considered the other benefits that resulted from the Reorganization such as reorganizing into an Acquiring Fund with better long-term performance.

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ACQUIRED FUND	ESTIMATED COSTS OF THE REORGANIZATION	COST LIMIT
AZL DFA 5 Year Global Fixed Income Fund	$244,097	N/A
AZL Gateway Fund	$65,076	$236,000
AZL MetWest Total Return Bond Fund	$70,241	N/A
AZL MSCI Emerging Markets Equity Index Fund	$337,000	$104,000(1)
AZL MVP Fusion Balanced Fund	$153,350	$1,090,000
AZL MVP Fusion Conservative Fund	$94,277	$135,000
AZL MVP Fusion Moderate Fund	$309,304	$395,000
(1)
For the MSCI Emerging Markets Equity Index Fund, the Cost Limit was determined based on allocated portfolio transaction expenses in connection with the Reorganization of up to $112,000 at the time of the Reorganization, following liquidation and redemptions from the Funds by the Fusion Funds. It is estimated that total such portfolio transaction expenses will be approximately $280,000.

Dilution. The Board considered the fact that each Reorganization will not dilute the interests of the current Contract Owners with Contract values allocated to subaccounts investing in the Acquired Fund because it would be effected on the basis of the relative net asset value per share of the Acquired Fund and the Acquiring Fund, respectively. Thus, subaccounts holding shares of the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares in the Acquired Fund.
Performance and Other Factors. The Board considered the relative performance records of the Funds for various periods. The Board noted that the performance history of each Acquiring Fund, other than the AZL Enhanced Bond Index Fund, was generally better than the corresponding performance for the Acquired Fund, including one-year, three-year, five-year periods and since inception.
With respect to the AZL DFA Five-Year Global Fixed Income Fund, the Board noted that the recent performance of the Acquired Fund has been higher than its Acquiring Fund (AZL Enhanced Bond Index Fund); however, the Board took into account the Manager’s explanation that the Acquired Fund’s recent performance was due to its shorter duration exposure, which benefitted from the Federal Reserve’s recent moves to increase interest rates to combat inflation, circumstances which the Manager believes are unlikely to reoccur soon. The Board noted that while the strong recent performance of the Acquired Fund had lifted cumulative performance for the one- and three-year periods, the Acquiring Fund had outperformed the Acquired Fund for the five-year period, since inception and in five of the last six years on an annual basis.   The Board also took into consideration the comparative portfolio credit quality (i.e., the bond ratings) of the Acquired Fund, the Acquiring Fund, and potential alternative acquiring funds.
The Board also was cognizant of the fact that a Fund’s past performance is no guarantee of similar future results.  The Board also noted that the overall track record of each Acquiring Fund was satisfactory and consistent with its investment objective. The Board concluded that the other benefits to shareholders of the Reorganization, such as those discussed under Expense Ratios and Economies of Scale, above, supported approving the Reorganization.

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Potential Benefits to the Manager and its Affiliates. The Board considered the potential benefits from the Reorganization that could be realized by the Manager and its affiliates. The Board recognized that the potential benefits to the Manager consist principally of economies of scale and the elimination of expenses incurred in duplicative efforts to administer separate funds. The Board noted that the management fees received by the Manager from each Acquiring Fund would be lower than the management fees received by the Manager from the corresponding Acquired Fund.  The Board further noted that fees paid by the Manager to the Subadviser of each Acquiring Fund, where applicable, would be lower than the fees paid to the Subadviser of the corresponding Acquired Fund, except for the AZL FIAM Total Bond Fund which was 0.02% higher than the subadvisory fee for its corresponding Acquired Fund. The Board received information comparing the Management Fee and Subadvisory Fee schedules for each Fund and the net retained earnings of the Manager. The Board also considered the potential benefits from the Reorganization that could be realized by Allianz Life and Allianz Life of NY, which are affiliates of the Manager. Specifically, the Board was aware that the Reorganization potentially will benefit Allianz Life and Allianz Life of NY by lowering the expected costs and risks to Allianz Life and Allianz Life of NY associated with providing certain contract guarantees to Contract Owners with Contract value allocated to the Funds. The Board was informed that Contract values allocated to the Acquiring Fund would be expected to present lower costs and lower risks to Allianz Life and Allianz Life of NY than similar Contract value allocated to the Acquired Fund.
Each Trustee carefully considered the factors described above and evaluated the merits of the Reorganization in accordance with his or her own experience and business judgment. Although each Trustee independently formed his or her own judgment on the proposed Reorganization, the Board accepted the Manager’s analysis of the matters discussed above, in particular, its analysis that the interests of existing shareholders of each Acquired Fund and its corresponding Acquiring Fund would not be diluted as a result of the Reorganization. The Board also accepted the Manager’s analysis that the shareholders of the Acquiring Fund would not be harmed by the Reorganization.
  ADDITIONAL INFORMATION ABOUT THE FUNDS

OVERVIEW
The Allianz Variable Insurance Products Trust consists of 20 separate investment portfolios. The Allianz Variable Insurance Products Fund of Funds Trust consists of 12 separate investment portfolios. The Acquired Funds and the Acquiring Funds are each a diversified open-end fund and a series of the Trusts. Within the scope of an investment program approved by the Board of Trustees to the Funds, the Funds are managed by Allianz Investment Management LLC (the “Manager”), which in turn has retained certain asset management firms (the “Subadvisers”) to make investment decisions on behalf of certain Funds. The Manager selected each Subadviser based on the Subadviser’s experience with the investment strategy for which it was selected. The Trusts provides investment vehicles for variable annuity contracts and variable life insurance policies (the “Contracts”) offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of Contract Owners who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.

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 THE MANAGER AND SUBADVISERS
Allianz Investment Management LLC serves as the Manager for each Acquired Fund and each Acquiring Fund pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements for portfolio management functions for certain Acquired Funds and Acquiring Funds described below. Each Subadviser manages the portfolio securities of its respective Fund and provides additional services including research, selection of brokers and similar services. The Manager compensates each Subadviser for its services as provided in its subadvisory agreement. A discussion of the Board of Trustees’ basis for approving the Acquired Fund and Acquiring Funds’ investment management agreement with the Manager and the subadvisory agreements with each Subadviser are available in the Funds’ respective Annual Reports for the year ended December 31, 2021.  Wilshire Associates Incorporated (“Wilshire”), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, and AZL MVP Fusion Moderate Fund (together, the “AZL Fusion Funds”), pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Funds and the Funds’ asset allocations among the AZL Fusion Funds. The Manager, not any Fund, pays a consultant fee to Wilshire.

The Manager was established as an investment adviser by Allianz Life in April 2001. The Manager currently acts as Manager of all of the Funds of the Trusts. The Manager also evaluates and selects Subadvisers for the VIP Trust, subject to the oversight of the Board of Trustees, and to a more limited extent, provides investment advice with regard to selection of individual portfolio securities.  The Manager also monitors and reviews the activities of each Subadviser.  In addition, the Manager constantly evaluates possible additional or alternative Subadvisers for the VIP Trust. The Manager’s other clients are various affiliated entities. As of September 30, 2022, the Manager had aggregate assets under management of $17.1 billion.

The Manager’s address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.  The Manager is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund and ETF businesses.

For the services provided and the expenses assumed pursuant to the Management Agreement, each of the VIP Trust’s and VIP FoF Trust’s Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule listed in the table under Gross Management Fee below.  In addition, the Manager and the AZL DFA Five-Year Global Fixed Income Fund, AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Moderate Fund, and AZL MVP DFA Multi-Strategy Fund have entered into a written agreement whereby the Manager has contractually agreed to reduce the Funds’ management fees to the rates shown below Management Fee After Waivers in order to maintain more competitive expense ratios. These rates may not be increased and the reductions may not be terminated prior to April 30, 2024.

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Name of Fund	Gross Management Fee	Management Fee After Waivers
AZL DFA Five-Year Global Fixed Income Fund (Acquired Fund)	0.60%	0.50%
AZL Enhanced Bond Index Fund (Acquiring Fund)	0.35%	0.35%

AZL Gateway Fund (Acquired Fund)	0.80%	0.80%
AZL FIAM Multi-Strategy Fund (Acquiring Fund)	0.43% on the first $20 billion and 0.40% on all assets over $20 billion.	0.43%

AZL MetWest Total Return Bond Fund (Acquired Fund)	0.60%	0.50%
AZL FIAM Total Bond Fund (Acquiring Fund)	0.50% on the first $2.5 billion, 0.40% on the next $15 billion, and 0.37% on all assets over $17.5 billion.	0.49%

AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	0.85%	0.45%
AZL International Index Fund (Acquiring Fund)	0.35%	0.35%

AZL MVP Fusion Conservative Fund (Acquired Fund)	0.20%	0.15%
AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	0.10%	0.10%

AZL MVP Fusion Balanced Fund (Acquired Fund)	0.20%	0.15%
AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	0.10%	0.10%

AZL MVP Fusion Moderate Fund (Acquired Fund)	0.20%	0.15%
AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	0.20%	0.10%

The Manager separately has entered into an expense limitation agreement with certain of the Funds (each, an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The operating expenses covered by the Expense Limitation Agreement include fees deducted from Fund assets such as audit fees and payments to Independent Trustees but does not include the operating expenses of other investment companies in which the Funds may invest (“acquired fund fees and expenses”). Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
The Manager may request and receive reimbursement from the Funds (“recoupment”) for expenses previously paid by the Manager under the Expense Limitation Agreement, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect (i) at the time of the original waiver and (ii) at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

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The Manager and each of the following Funds have entered into an additional written agreement, through April 30, 2024, limiting the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees and expenses, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business), to the amount set forth below:

Name of Fund	Expense Limitation For Fund
AZL DFA Five-Year Global Fixed Income Fund (Acquired Fund)	0.95%
AZL Enhanced Bond Index Fund (Acquiring Fund)	0.70%

AZL Gateway Fund (Acquired Fund)	1.25%
AZL FIAM Multi-Strategy Fund (Acquiring Fund)	Class 2: 0.71%

AZL MetWest Total Return Bond Fund (Acquired Fund)	0.91%
AZL FIAM Total Bond Fund (Acquiring Fund)	Class 2: 0.95%

AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	Class 1: 0.85% Class 2: 1.10%
AZL International Index Fund (Acquiring Fund)	Class 1: 0.52% Class 2:: 0.77%

AZL MVP Fusion Conservative Fund (Acquired Fund)	0.35%
AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	0.15%

AZL MVP Fusion Balanced Fund (Acquired Fund)	0.30%
AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	0.20%

AZL MVP Fusion Moderate Fund (Acquired Fund)	0.30%
AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	0.15%

Pursuant to the Management Agreement, the Funds pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.
Portfolio Managers of the Manager
Brian Muench is the president of the Manager and of the Trusts and ultimately responsible for evaluating and selecting Subadvisers for the Trusts. Mr. Muench also is portfolio manager to AZL FIAM Multi-Strategy Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, AZL MVP Fusion Balanced Fund, AZL MVP FIAM Multi-Strategy Fund, AZL MVP Balanced Index Strategy Fund, and AZL MVP DFA Multi-Strategy Fund. Mr. Muench joined Allianz Life, the parent of the Manager, in

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

1998. Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life.
Brian Mong, CFA, has been a portfolio manager of the AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, AZL MVP Fusion Balanced Fund, AZL MVP FIAM Multi-Strategy Fund, AZL MVP Balanced Index Strategy Fund, and AZL MVP DFA Multi-Strategy Fund since October 2016. Mr. Mong joined Allianz, the parent of the Manager, in January 2012.
Josiah Highmark, Assistant Vice President, has been a portfolio manager of the AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, AZL MVP Fusion Balanced Fund, AZL MVP FIAM Multi-Strategy Fund, AZL MVP Balanced Index Strategy Fund, and AZL MVP DFA Multi-Strategy Fund since January 2022.  Mr. Highmark joined Allianz Investment Management LLC in June of 2020. Previously, Mr. Highmark managed ETFs and indexed funds at Invesco Advisers, Inc. from 2014 to 2020, most recently as Manager, Portfolio Management Analyst.
Duties of the Manager
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees each Acquiring Fund and the selection of Subadvisers and advises on the Funds’ investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets among the strategies in the AZL FIAM Multi-Strategy Fund. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those strategies. The Manager continuously monitors the performance of the Subadviser, and generally oversees the services provided to the Acquiring Fund by its administrator, custodian and other service providers.
The Manager is paid a fee as set forth above, by the Acquiring Fund for its services, which includes any fee paid to the Subadviser.
Both the Acquiring Funds and the Acquired Funds and the Manager, under an order received from the SEC on September 17, 2002, may enter into and materially amend agreements with unaffiliated Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a “Manager of Managers” structure. Because each of the Funds is relying on the order, the Manager may:
• hire one or more Subadvisers;
• change Subadvisers; and
• reallocate management fees between itself and Subadvisers.
The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement.
Subadvisers of the Acquired Funds and Acquiring Funds
The Manager has entered into sub-advisory agreements with the following sub-advisors:

Name of Fund	Sub-Advisor
AZL DFA Five-Year Global Fixed Income Fund (Acquired Fund)	Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746

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Name of Fund	Sub-Advisor
AZL Enhanced Bond Index Fund (Acquiring Fund)	BlackRock Financial Management, Inc. 55 East 52nd Street New York, New York 10055

AZL Gateway Fund (Acquired Fund)	Gateway Investment Advisers, LLC 312 Walnut Street, 35th Floor, Cincinnati, OH 45202
AZL FIAM Multi-Strategy Fund (Acquiring Fund)	Fidelity Institutional Asset Management LLC 900 Salem Street, Smithfield, RI 02917

AZL MetWest Total Return Bond Fund (Acquired Fund)	Metropolitan West Asset Management, LLC 865 South Figueroa Street, Los Angeles, California 90017
AZL FIAM Total Bond Fund (Acquiring Fund)	Fidelity Institutional Asset Management LLC 900 Salem Street, Smithfield, RI 02917

AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	BlackRock Investment Management, LLC 1 University Square Drive, Princeton, NJ 08540
AZL International Index Fund (Acquiring Fund)	BlackRock Investment Management, LLC 1 University Square Drive, Princeton, NJ 08540

AZL MVP Fusion Conservative Fund (Acquired Fund)	None
AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	None

AZL MVP Fusion Balanced Fund (Acquired Fund)	None
AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	None

AZL MVP Fusion Moderate Fund (Acquired Fund)	None
AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	None

More Information on Subadvisers and their Portfolio Managers

I.	AZL DFA Five Year Global Fixed Income Fund into AZL Enhanced Bond Index Fund
AZL DFA Five Year Global Fixed Income Fund’s Subadvisor.  Dimensional Fund Advisors LP (“DFA” or “Dimensional”) has been engaged in the business of providing investment management services since May 1981. DFA is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of September 30, 2022, assets under management for all Dimensional affiliated advisors totaled approximately $540 billion.
The portfolio managers for the Acquired  Fund are: David A. Plecha, Global Head of Fixed Income Portfolio Management, Senior Portfolio Manager, and Vice President, since April 2015, Joseph K.

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Kolerich, Head of Fixed Income, Americas, Senior Portfolio Manager and Vice President since April 2015, and Travis A. Meldau, Senior Portfolio Manager and Vice President, since May 2020.
David A. Plecha is Dimensional’s Global Head of Fixed Income Portfolio Management, Senior Portfolio Manager and a Vice President, and a member of the Investment Committee at Dimensional. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989. Mr. Plecha has been a portfolio manager for the Fund since 2015.
Joseph F. Kolerich is Head of Fixed Income, Americas, Senior Portfolio Manager and a Vice President of Dimensional and a member of the Investment Committee at Dimensional. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined Dimensional as a portfolio manager in 2001. Mr. Kolerich has been a portfolio manager for the Fund since 2015.
Travis A. Meldau is a Senior Portfolio Manager and Vice President of Dimensional. Mr. Meldau holds an MBA from Wake Forest University and a BSBA from Appalachian State University. Mr. Meldau joined Dimensional as a portfolio manager in 2011. Mr. Meldau has been a portfolio manager for the Fund since 2020.
AZL Enhanced Bond Index Fund’s Subadvisor.  BlackRock Financial Management, Inc. is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $8.0 trillion in assets under management as of September 30, 2022. BlackRock International Limited is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. BlackRock (Singapore) Limited is located at 20 Anson Road, #18-01, Singapore, 079912. BlackRock International Limited and BlackRock (Singapore) Limited are wholly-owned subsidiaries of BlackRock, Inc. and each serves as a sub-subadviser pursuant to a Sub-Sub-Investment Advisory Agreement with BlackRock Financial Management, Inc.
The portfolio managers for the AZL Enhanced Bond Index Fund are: Akiva Dickstein, Managing Director, since June 2014, and Harrison Segall, Director, since April 2019.
Akiva Dickstein, Managing Director, is Head of Customized Multi-Sector, US Short Duration, and co-Head of Global Inflation Linked Portfolios within BlackRock’s Global Fixed Income (GFI) group, and a member of the Global Fixed Income executive team. He is also a portfolio manager of BlackRock’s Core Bond and Short Duration Bond Funds. Prior to taking on his current responsibilities, Mr. Dickstein was the lead portfolio manager on BlackRock’s mortgage portfolios. Before joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. He was responsible for the team that produced MBS, ABS, CMBS, Treasuries, swaps, and interest rate derivatives research. Mr. Dickstein’s publications on MBS strategy included the weekly Mortgage investor as well as numerous lengthier articles on topics such as optimal loan modifications, the valuation of credit-sensitive MBS and ABS, and the pricing of mortgage derivatives, options, and pass-throughs. In addition, he developed Merrill’s prepayment models for fixed rate and hybrid MBS. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. In this role, he traded mortgage derivatives and developed Lehman’s credit default model. He joined Lehman as a mortgage and asset-backed securities analyst and was named to Institutional Investor’s All American Fixed Income Research Team in pass-throughs, non-

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agency mortgages, and asset-backed securities. Mr. Dickstein earned a BA degree in economics, summa cum laude, from Yale University in 1990, and an MA degree in physics from Princeton University in 1993.
Harrison Segall, Director, is a portfolio manager on the Core Portfolio Management (Core PM) team within BlackRock’s Global Fixed Income (GFI) group. He is responsible for alpha strategies, portfolio construction, and asset allocation for Customized Core and Global Inflation Linked portfolios. Prior to joining the Portfolio Management Group in 2011, Mr. Segall was a member of BlackRock Solution’s Portfolio Analytics Group, where he began his career as an analyst in 2008. Mr. Segall earned a BS degree in Commerce, with a concentration in finance, and a BA degree in Economics from the University of Virginia.
II.	AZL Gateway Fund into AZL FIAM Multi-Strategy Fund
AZL Gateway Fund’s Subadvisor.  Gateway Investment Advisers, LLC (“Gateway”) is a subsidiary of Natixis Investment Managers, LLC. Gateway had approximately $8.7 billion in assets under management at September, 2022.
The portfolio managers of the AZL Gateway Fund are: Kenneth H. Toft, Vice President and Portfolio Manager, since 1992, Michael T. Buckius, Chief Investment Officer, President and Portfolio Manager, since 2013 and Daniel M. Aschcroft, Portfolio Manager, since 2009.
Kenneth H. Toft joined Gateway in 1992 and is a Senior Vice President and portfolio manager for the firm. He is co-portfolio manager for several mutual funds advised or sub-advised by Gateway, including the Gateway Fund. His responsibilities include managing portfolios using hedging strategies for growth-oriented, high-volatility indexes, trading, and servicing individual client relationships. Prior to joining Gateway, he served as a registered representative for Fidelity Investments. Mr. Toft earned his B.A. and M.B.A. from the University of Cincinnati and is a CFA® charterholder.
Michael T. Buckius joined Gateway in 1999 and currently holds the positions of Chief Investment Officer and President. He is co-portfolio manager for several mutual funds advised or sub-advised by Gateway including the Gateway Fund. Prior to February 2013, Mr. Buckius served as portfolio manager and Senior Vice President of Gateway. Prior to joining Gateway, Mr. Buckius was an equity derivative sales professional at Bear Stearns & Co. and Bankers Trust Company in New York. Prior to his employment in New York, Mr. Buckius held a number of option-related research and trading positions at Alex. Brown & Sons Inc. in Baltimore. Mr. Buckius received his B.A. and M.B.A. in finance from Loyola University Maryland and is a CFA® charterholder.
Dan Ashcraft joined Gateway in 2009 as a member of Gateway’s portfolio management team. He is co-portfolio manager for several mutual funds advised or sub-advised by Gateway, including the Gateway Fund. In this role, he is heavily involved in trading and analysis as well as the implementation of the firm’s equity multifactor model. Prior to joining Gateway, Mr. Ashcraft held a role conducting equity research. He is a CFA® charterholder and received a B.S. from the Richard T. Farmer School of Business at Miami University in Ohio.
AZL FIAM Multi-Strategy Fund’s Subadvisor.  FIAM LLC  managed approximately $3.6  trillion in assets worldwide as of September 30, 2022. FIAM LLC is an indirectly held wholly-owned subsidiary of FMR LLC.

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The portfolio managers for the AZL FIAM Multi-Strategy Fund are: Anna Lester, Portfolio Manager, since 2022, Maximillian Kaufann, Portfolio Manager, since 2022, Shashi Naik, Portfolio Manager, since 2022, Ford O’Neil, Portfolio Manager, since 1992, Celso Munoz, Portfolio Manager, since 2016, Michael Weaver, Portfolio Manager, since 2009 and Alexandre Karam, Portfolio Manager since 2016.
Anna Lester joined Fidelity in March 2022 as a portfolio manager. Ms. Lester worked as a senior portfolio manager at Geode from April 2019 to March 2022. Prior to joining Geode, Ms. Lester was a senior portfolio manager at State Street Global Advisors, where she worked from 2005 to 2019.
Maximilian Kaufmann joined Fidelity in March 2022 as a portfolio manager. Mr. Kaufmann worked as a portfolio manager and a senior portfolio manager at Geode from 2009 to March 2022. Prior to joining Geode, Mr. Kaufmann held similar positions at Lazard Asset Management, PanAgora Asset Management and Putnam Investments.
Shashi Naik, CFA, joined Fidelity in March 2022 as a portfolio manager. Mr. Naik worked as a portfolio performance analyst, assistant portfolio manager and portfolio manager at Geode from 2010 to March 2022. Prior to joining Geode, Mr. Naik was a quantitative analyst at PanAgora Asset Management. He is a Chartered Financial Analyst charterholder.
Ford O’Neil, Portfolio Manager, manages retail and institutional assets. Mr. O’Neil joined Fidelity as an analyst in 1989 and has been a portfolio manager since 1992. Prior to joining Fidelity, he worked for Advest, Inc. as an associate in investment banking from 1985 to 1989. Mr. O’Neil received a Bachelor of Arts degree in government from Harvard College and a Master of Business Administration from The Wharton School at the University of Pennsylvania.
Celso Munoz, CFA, Portfolio Manager, co-manages retail and institutional assets. Mr. Munoz joined Fidelity as a research analyst in 2005 and has been managing fixed income portfolios since 2016. Prior to joining Fidelity, he served as an associate in the Merger & Acquisitions group within the investment banking practice at Deutsche Bank from 1999 to 2005. Mr. Munoz earned his Bachelor of Science degree in economics (with a concentration in finance) from the University of Pennsylvania and his Master of Business Administration degree from Harvard Business School. He is also a Chartered Financial Analyst charterholder.
Michael Weaver co-manages retail and institutional assets. Mr. Weaver joined Fidelity in 2005 as a research analyst and has been managing portfolios since 2009. Prior to joining Fidelity, he worked as a research analyst at Janus Capital Group from 2003 to 2005, an investment banking associate at JPMorgan from 2000-2003, and as an investment banking analyst at Barclays Capital from 1998-2000. Mr. Weaver earned his Bachelor of Science degree in economics from the Wharton School at the University of Pennsylvania.
Alexandre Karam, Portfolio Manager, co-manages retail and institutional assets. Prior to joining Fidelity in 2016, Mr. Karam was a vice president at Paulson & Company, and an analyst at Goldman Sachs and Morgan Stanley. Mr. Karam earned his Bachelor of Arts degree in economics and Bachelor of Science degree in electrical engineering from Stanford University. He also earned his Master of Business Administration from Harvard Business School.

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III.	AZL MetWest Total Return Bond Fund into AZL FIAM Total Bond Fund
AZL MetWest Total Return Bond Fund’s Subadvisor.  Metropolitan West Asset Management, LLC was founded in 1996, and, together with The TCW Group, Inc. and its other subsidiaries, which provide a variety of investment management and investment advisory services, had approximately $203 billion under management or committed to management, including $203 billion of U.S. fixed income investments, as of September 30, 2022.
The portfolio managers for the AZL MetWest Total Return Bond Fund’s since November, 2014, are: Stephen Kane, CFA and Portfolio Manager, Laird R. Landmann, CFA and Portfolio Manager and Bryan Whalen, Portfolio Manager. Stephen M. Kane, CFA, is the Group Managing Director and Co-Chief Investment Officer of MetWest, and has been with MetWest since 1996. Laird R. Landmann is the President of MetWest and has been with MetWest since August 1996. Bryan Whalen, CFA is the Group Managing Director and Co-Chief Investment Officer of MetWest and has been with MetWest since 2004.
AZL FIAM Total Bond Fund’s Subadvisor.  FIAM LLC managed approximately $3.6 trillion in assets worldwide as of September 30, 2022. FIAM LLC is an indirectly held, wholly-owned subsidiary of FMR LLC.
The portfolio managers for the Acquiring Fund are: Ford O’Neil, Celso Munoz, Michael Weaver and Alexandre Karam. Their backgrounds may be found in the AZL Gateway Fund and AZL FIAM Multi-Strategy Fund sub-section.
IV.	AZL MSCI Emerging Markets Equity Index Fund into AZL International Index Fund
AZL MSCI Emerging Markets Equity Index Fund and AZL International Index Fund Subadvisor.  BlackRock Investment Management, LLC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $8.0 trillion in investment company and other assets under management as of September 30, 2022.
The portfolio managers of the AZL MSCI Emerging Markets Equity Index Fund and AZL International Index Fund are: Jennifer Hsui, CFA, Managing Director and Portfolio Manager, since 2009, Suzanne Henige, CFA, Director and Senior Portfolio Manager, since 2009, Amy Whitelaw, Managing Director, since 1999, Peter Sietsema, Director, since 2007 and Paul Whitehead, Managing Director and Co-Head of Index Equity, since 1996.
Jennifer Hsui, CFA, Managing Director and portfolio manager, is a member of BlackRock’s Index Equity team, currently leading the team responsible for the emerging markets iShares funds. Ms. Hsui’s service with the firm dates back to 2006, including her years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she led the team responsible for the domestic institutional equity index funds. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Suzanne Henige, CFA, Director and Senior Portfolio Manager, is a member of BlackRock’s ETF and Index Investments (EII) Portfolio Engineering group. She currently leads the Sub-Advised PE team, which is responsible for managing US and Developed markets Mutual Funds and Sub-Advised portfolios. Ms. Henige’s service with the firm dates back to 2009. Prior to her current role, she managed portfolios in the iShares Emerging Markets and US Institutional teams. Before transitioning to

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the portfolio management team in 2011, she was a team lead in Client Reporting. Mrs. Henige began her career as an Officer in the International Developed Fund Accounting team at State Street in 2003. Ms. Henige earned a BS degree in managerial economics and an MBA degree from University of California, Davis in 2003 and 2012, respectively.
Amy Whitelaw, Managing Director, is the Head of the US & Canadian iShares Equity ETF Portfolio Engineering within BlackRock’s Index Equity team. She is responsible for overseeing the management of the Americas listed US & Canadian iShares equity funds.  She is a member of the LifePath Executive Committee and serves as a member of the US & Canada Defined Contribution Operating Committee. Ms. Whitelaw’s service with the firm dates back to 1999, including her years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, she led the Defined Contribution Portfolio Management team in Client Solutions, responsible for the management of defined contribution strategies for institutional and retail investors. Previously, Ms. Whitelaw worked in the Transition Services group as both a transition manager and strategist, and was also an international equity trader on Barclays Global Investors’ trading desk. Prior to BGI, she worked in the Institutional Derivatives Sales group at Goldman Sachs.
Peter Sietsema, Director, is a member of BlackRock’s Index Equity Portfolio Management Group. He is responsible for the Sub-Advised vehicles. Mr. Sietsema was previously responsible for the management of a broad range of US equity portfolios. Mr. Sietsema’s service with the firm dates back to 2007, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was a portfolio manager within the US Index Portfolio Management group in San Francisco. Mr. Sietsema began his career as Senior Manager of Alternative Investments at State Street. Mr. Sietsema earned a BS degree in business administration from California State University, Sacramento, in 2000.
Paul Whitehead, Managing Director, Co-Head of Index Equity, is the Co-Head of the BlackRock’s ETF and Index Investments business. He is responsible for overseeing the management of Institutional and iShares funds. Paul was previously the Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group. Mr. Whitehead’s service with the firm dates back to 1996, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. Prior to assuming his current role, Mr. Whitehead was Head of Americas Equity Trading. Previously, he managed the trading team responsible for all Institutional Index funds, Exchange Traded funds, and Transition Management mandates. Mr. Whitehead represents BlackRock on the board of Luminex, a buy-side owned Alternative Trading System launched in 2015. Mr. Whitehead earned a BS degree in economics at the University of Colorado in 1993.
Legal Proceedings Involving the Manager and Subadvisers
The Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, several of the Subadvisers have reported that they are currently the subject of the following proceedings which relate to its management of other mutual funds:
BlackRock Advisors, LLC and BlackRock Investment Management, LLC
On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United

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States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July 9, 2020. Plaintiffs’ deadline to seek further appeal has passed; consequently, this matter is now closed.
Dimensional Fund Advisors LP
Dimensional is not aware of any pending legal proceeding related to its asset management business and to which it is a party that, in Dimensional’s view, has had or is likely to have a material adverse effect on the subadvisory services that Dimensional provides to the Manager.
FIAM LLC
From time to time, in the regular course of its business, FIAM LLC (including any officer or principal thereof) may be involved in legal proceedings (including, but not limited to, litigation, arbitration, bankruptcy, receivership, or similar proceedings). Below please find the legal proceedings currently pending involving FIAM LLC that might be deemed material:
In March 2020, the trustee for the Nine West Holdings litigation trust and a trustee for Nine West bondholders began filing suits around the country raising fraudulent conveyance theories in connection with the Jones Group leveraged buyout in 2014. Fidelity Investments, FIAM LLC, and Fidelity Investments Charitable Gift Fund, along with three Fidelity funds, have been named as defendants in the Massachusetts action. The cases have been consolidated in New York federal court for pretrial proceedings. In August, the court granted a Motion to Dismiss which dismisses all claims against all Fidelity entities. Plaintiffs have filed a notice of appeal in the Second Circuit Court.
Gateway Investment Advisers, LLC
To the best of its knowledge, Gateway Investment Advisers, LLC is not a party to any material pending legal proceedings.
Metropolitan West Asset Management, LLC

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Metropolitan West Asset Management, LLC (“MetWest”) has been named in a lawsuit by an investor in the Metropolitan West Total Return Bond Fund (“Fund”), a series of Metropolitan West Funds, a registered investment company. The complaint was filed in the United States District Court for the Central District of California on October 16, 2015. The lawsuit contends that MetWest, as investment advisor to the Fund, breached its fiduciary duty by charging excessive advisory fees. In fact, the Fund has among the best long-term risk-adjusted results and lowest fees in its category, and MetWest believes the claim is entirely without merit. MetWest engaged Ropes & Gray to represent it in this litigation and initially moved to dismiss the claim. The motion to dismiss was denied, but the judge ordered phased discovery, initially focusing on provision of services by MetWest. The parties commenced discovery and MetWest subsequently filed its motion for summary judgment on April 28, 2017 and the Summary Judgment Motion was argued on June 5, 2017. The judge requested supplemental briefing, and oral argument based on the supplemental briefing occurred on September 11, 2017. On September 22, 2017 the Court issued a ruling denying MetWest’s motion for summary judgment on the grounds that there appeared to be disputed issues of fact requiring a trial. On October 2, 2017 the Court held a scheduling conference and established a calendar for the next phase of the litigation, and on March 12, 2018, the Court held a scheduling conference and extended the scheduled dates. The discovery period ended May 25, 2018, and expert reports were due August 20, 2018. MetWest filed a motion for summary judgment on September 20, 2018 and plaintiffs filed their opposition on October 9, 2018. MetWest filed a reply on October 15, 2018. A hearing was held on October 25, 2018 and the judge denied MetWest’s motion for summary judgment. A five-day bench trial commenced on December 11, 2018. Closing arguments were made on February 22, 2019. A ruling is pending. On July 9, 2019, Judge Wu entered a tentative judgment in favor of MetWest on all counts. A final judgment was issued on August 5, 2019 in favor of MetWest, adopting the tentative judgment in all respects, stipulating that plaintiff is to recover no form of relief and dismissing the action in its entirety, on the merits, with prejudice. On August 8, 2019, Plaintiff filed a notice of appeal before the US Court of Appeals for the Ninth Circuit. The appeal was fully briefed and the Ninth Circuit heard the case without arguments from the parties on August 31, 2020. On September 17, 2020 the Ninth Circuit panel that considered the appeal concluded that the district court did not clearly err in finding that Plaintiff failed to carry his burden of showing that MetWest breached its fiduciary duty under section 36(b) of the 1940 Act. As such the Ninth Circuit unanimously affirmed the trial court ruling on all counts, bringing the case to a close in favor of TCW.
  THE ADMINISTRATOR
Citi Fund Services Ohio, Inc. (“CFSO”), whose address is 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the Funds’ administrator, and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, each Fund is available as an underlying investment option of Contracts offered by Allianz Life and its affiliates (the “Affiliated Insurance Companies”), which are also affiliates of the Manager. In addition to the Funds, these Contracts include other funds for which the Manager is not the investment manager (the “Nonproprietary Funds”). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of

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including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.
Other Administrative Services
The Affiliated Insurance Companies provide administrative and other services to Contract Owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.

 THE DISTRIBUTOR
Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager.
Other Distribution Services
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.

 THE CUSTODIAN
The Bank of New York Mellon (“BNY Mellon”), whose address is One Wall Street, New York, New York 10286, serves as custodian of the Funds. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under “Other Expenses” in the Fees and Expenses table for each Fund.

 TAX INFORMATION
Shares of the Acquiring Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that the Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract.  You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

 FINANCIAL INTERMEDIARY COMPENSATION
Shares of the Acquiring Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trusts and their related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance

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company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

SHAREHOLDER INFORMATION
 PRICING OF FUND SHARES
The price of each Fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:
NAV = (Total Assets – Liabilities) ÷ Number of Shares Outstanding
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open. Shares will not be priced on the days on which the NYSE is closed for trading.
The assets of each Fund of Fund consists primarily of shares of underlying funds and may also include other securities.  Shares of underlying funds are value at their respective NAVs.  Securities (other than short-term debt securities) of the Funds are generally valued at current market prices or using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Shares of underlying funds are valued at their respective NAVs. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith using fair valuation procedures approved by the Board.
Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith using fair valuation procedures approved by the Board.
Foreign securities held by the Funds are valued on a daily basis using fair valuation procedures approved by the Funds’ Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.
The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. For Funds that seek to track an index, use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the index the Fund seeks to track, which, in turn,

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

could result in a difference between the Fund’s performance and the performance of the index and introduce tracking error. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund’s NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

 PURCHASE AND REDEMPTION OF SHARES
Individual investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company’s variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Funds as investment options for your Contract or policy and how to redeem monies from the Funds.
Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value.
The separate accounts of participating insurance companies and certain funds of funds are the only record owners of the Funds’ shares. The following describes how purchases and redemptions are effected for those record owners. The Funds typically expect to pay out redemption proceeds to redeeming record owners one business day following receipt of the order in good order. Such redemption requests will be met, typically and regularly, with (i) cash or cash equivalents held by the Fund, (ii) overdraft or lines of credit arrangements with the Fund’s custodian, and (iii) sales of portfolio assets. In rare situations, the payment of redemption proceeds may take longer than one business day, and may take up to seven days as provided in the 1940 Act.
The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. The Funds do not assess any fees when they sell or redeem their shares.
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When these securities are converted to cash, the associated brokerage charges may be deducted from the assets of the subaccount. Any securities redeemed in kind will remain subject to market risk until sold.
The right of purchase of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the “Market Timing” section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your Contract prospectus for the market timing policy of the separate account for your Contract.
The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund’s share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as “time-zone arbitrage.” Funds that invest in other securities, which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.
Market timing and other abusive short-term trading practices may adversely impact a fund’s performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small-cap stocks, or high-yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.
As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.
Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

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 DISTRIBUTION (12B-1) FEES
Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act. Distribution fees (“12b-1 fees”) under the plan compensate the Distributor and affiliates of Allianz Life for services and expenses relating to the distribution of the Funds’ shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Each of the VIP Trust Funds (except Class 1 shares of the AZL MSCI Emerging Markets Equity Index Fund and AZL International Index Fund) pays an annual 12b‑1 fee in the maximum amount of 0.25% of their average daily net assets.

The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for AZL MSCI Emerging Markets Equity Index Fund and AZL International Index Fund. Class 1 and Class 2 shares of each Fund are substantially identical, except that Class 1 shares are not subject to a Distribution (12b-1) Fee, while Class 2 shares are subject to a Distribution (12b-1) Fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. Class 1 shares are available as an investment option only for certain Contracts.

 DIVIDENDS, DISTRIBUTIONS, AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.
All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.
Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.

 LICENSING ARRANGEMENTS
AZL MSCI Emerging Markets Equity Index Fund and AZL International Index Fund
This Fund is not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”). The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by the manager and the Fund. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this Fund or any other person or entity regarding the advisability of investing in funds generally or in this Fund particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.
Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any MSCI index or any data included therein. None of the MSCI parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI parties makes any express or implied warranties of any kind, and the MSCI parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Manager Disclaimer

The Manager and its affiliates (collectively, the Manager Parties) do not guarantee the accuracy and/or the completeness of any underlying index of a Fund or any data included therein, and the Manager Parties shall

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

have no liability for any errors, omissions, restatements, re-calculations or interruptions there in. The Manager Parties make no warranty, express or implied, as to results to be obtained by a Fund, owners of shares of the Fund, or any other person or entity from the use of any underlying index or any data included therein.
The Manager Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to each underlying index or any data included therein. Without limiting any of the foregoing, in no event shall the Manager Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an underlying index, even if notified of the possibility of such damages.

 THE COMMODITY EXCHANGE ACT
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association on behalf of the Funds, neither the Trusts nor any Fund is deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, accordingly, they are excluded from registration or regulation as such under the CEA. A Fund seeking to claim the exclusion will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. Each Fund currently expects to qualify for the exclusion. If a Fund were no longer able to claim the exclusion, the Manager would be required to register as a “commodity pool operator,” and the Fund and the Manager would be subject to regulation under the CEA. The Funds are not vehicles for trading in the commodity futures, commodity options, or swaps markets.  The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions by the Funds, their investment strategies or Joint Information Statement/Prospectus.

SECTION B —CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION

CAPITALIZATION
The following table shows the actual capitalization of the Funds at November 30, 2022, and on a pro forma basis, assuming the proposed Reorganization had taken place.
Actual and Pro Forma Capitalization of the Acquired Funds and the Acquiring Funds:

	AZL DFA 5 Year Global Fixed Income Fund (Acquired Fund)	AZL Enhanced Bond Index Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL Enhanced Bond Index Fund (1)(2)
Net Assets	Shares: $330,760,415	Shares: $2,101,596,603		Shares: $221,673,265

Net Asset Value Per Share	Shares: $8.46	Shares: $9.48		Shares: $9.48

Shares Outstanding	Shares: 39,091,310	Shares: 221,673,265		Shares: 256,563,604

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	AZL Gateway Fund (Acquired Fund)	AZL FIAM Multi-Strategy Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL FIAM Multi-Strategy Fund (1)(2)
Net Assets	Shares: $114,197,436	Class 1: $88,130,140 Class 2: $1,353,330,198		Class 1: $88,130,140 Class 2: $1,467,462,558

Net Asset Value Per Share	Shares: $14.50	Class 1: $7.88 Class 2: $12.69	$(65,076)	Class 1: $7.88 Class 2: $12.69

Shares Outstanding	Shares: 7,874,697	Class 1: 11,185,939 Class 2: 106,656,888		Class 1: 11,185,939 Class 2: 115,650,770

	AZL MetWest Total Return Bond Fund (Acquired Fund)	AZL FIAM Total Bond Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL FIAM Total Bond Fund (1)(2)
Net Assets	Shares: $218,231,458	Class 1: $16,728,795 Class 2: $322,004,540		Class 1: $16,728,795 Class 2: $540,235,998

Net Asset Value Per Share	Shares: $8.50	Class 1: $8.40 Class 2: $8.70		Class 1: $8.40 Class 2: $8.70

Shares Outstanding	Shares: 25,682,307	Class 1: 1,991,642 Class 2: 36,999,066		Class 1: 1,991,642 Class 2: 62,083,142

	AZL MSCI Emerging Markets Equity Index Fund (Acquired Fund)	AZL International Index Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL International Index Fund (1)(2)
Net Assets	Class 1: $11,596,727 Class 2: $171,613,825	Class 1: $78,642,775 Class 2: $1,285,132,385	$(3,287) $(53,713)	Class 1: $90,236,215 Class 2: $1,456,692,497

Net Asset Value Per Share	Class 1: $6.19 Class 2: $6.20	Class 1: $10.05 Class 2: $15.54		Class 1: $10.05 Class 2: $15.54

Shares Outstanding	Class 1: 1,873,606 Class 2: 27,660,778	Class 1: 7,824,926 Class 2: 82,672,756		Class 1: 8,978,502 Class 2: 93,712,660

	AZL MVP Fusion Conservative Fund (Acquired Fund)	AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL MVP FIAM Multi-Strategy Fund (1)(2)
Net Assets	Shares: $171,950,840	Shares: $186,081,554	$(94,277)	Shares: $357,938,117

Net Asset Value Per Share	Shares: $9.94	Shares: $11.15		Shares: $11.15

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	AZL MVP Fusion Conservative Fund (Acquired Fund)	AZL MVP FIAM Multi-Strategy Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL MVP FIAM Multi-Strategy Fund (1)(2)
Shares Outstanding	Shares: 17,291,965	Shares: 16,688,968		Shares: 32,102,113

	AZL MVP Fusion Balanced Fund (Acquired Fund)	AZL MVP Balanced Index Strategy Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL MVP Balanced Index Strategy Fund (1)(2)
Net Assets	Shares: $596,017,284	Shares: $247,185,646	$(153,350)	Shares: $843,049,580

Net Asset Value Per Share	Shares: $9.39	Shares: $11.16		Shares: $11.16

Shares Outstanding	Shares: 63,478,724	Shares: 22,149,718		Shares: 75,542,544

	AZL MVP Fusion Moderate Fund (Acquired Fund)	AZL MVP DFA Multi-Strategy Fund (Acquiring Fund)	Adjustments	Pro Forma Combined AZL MVP DFA Multi-Strategy Fund (1)(2)
Net Assets	Shares: $1,387,442,078	Shares: $81,037,872	$(309,304)	Shares: $1,468,170,646

Net Asset Value Per Share	Shares: $9.48	Shares: $10.04		Shares: $10.04

Shares Outstanding	Shares: 146,388,557	Shares: 8,073,769		Shares: 146,234,404

(1)	The adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.
(2)	The Acquiring Fund will be the accounting survivor.
 OWNERSHIP OF FUND SHARES
The following table provides information on shareholders who owned more than 5% of each Fund’s outstanding shares at the Record Date (December 19, 2022). At the Record Date, officers and directors of the Funds as a group owned less than 1% of the outstanding shares of each Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

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Fund	5% Owners	Percent Of Shares Held	Percent Of Shares Held Following The Reorganization
AZL DFA 5 Year Global Fixed Income Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL Enhanced Bond Index Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL Gateway Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL FIAM Multi-Strategy Fund, Class 1 Shares
AZL FIAM Multi-Strategy Fund, Class 2 Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL MetWest Total Return Bond Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL FIAM Multi-Strategy Fund, Class 1 Shares
AZL FIAM Total Bond Fund, Class 2 Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL MSCI Emerging Markets Equity Index Fund, Class 1 Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL MSCI Emerging Markets Equity Index Fund, Class 2 Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL International Index Fund, Class 1 Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%
AZL International Index Fund, Class 2 Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL MVP Fusion Conservative Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL MVP FIAM Multi-Strategy Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

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Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL MVP Fusion Balanced Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL MVP Balanced Index Strategy Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%

Fund	5% Owners	Percent of Shares Held	Percent of Shares Held Following The Reorganization
AZL MVP Fusion Moderate Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	N/A
AZL MVP DFA Multi-Strategy Fund, Shares	[Allianz Life Insurance Company of North America]	[ ]%	[ ]%
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

   FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.
This information, with the exception of the unaudited financial highlights for the period ended June 30, 2022, has been derived from information audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, for fiscal years ended December 31, 2018 through December 31, 2021 whose report, along with each Fund’s financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information.  The information for the fiscal year ended December 31, 2017 was audited by the Funds’ prior independent registered public accounting firm. This information should be read in conjunction with those financial statements. Copies of the Annual Report and Semi-Annual Report are available without charge upon written request from the Funds at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

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AZL DFA Five-Year Global Fixed Income Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.49	$ 9.65	$ 9.82	$ 10.06	$ 10.00	$ 9.96
Investment Activities:
Net Investment Income/(Loss)	0.02(a)	(0.01)(a)	(0.03)(a)	0.01(a)	0.06	0.11
Net Realized and Unrealized Gains/(Losses) on
Investments	(0.60)	(0.15)	0.09	0.34	0.06	0.05
Total from Investment Activities	(0.58)	(0.16)	0.06	0.35	0.12	0.16
Distributions to Shareholders From:
Net Investment Income	—	—	(0.23)	(0.59)	(0.06)	(0.12)
Total Dividends	—	—	(0.23)	(0.59)	(0.06)	(0.12)
Net Asset Value, End of Period	$ 8.91	$ 9.49	$ 9.65	$ 9.82	$ 10.06	$ 10.00
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(6.11)%(c)	(1.66)%	0.57%	3.50%	1.17%	1.57%
Net Assets, End of Period (000’s)	$356,425	$419,120	$410,371	$434,284	$460,894	$506,088
Net Investment Income/(Loss)(d)	0.51%	(0.10)%	(0.34)%	0.12%	0.45%	1.11%
Expenses Before Reductions(d)(e)	0.89%	0.91%	0.93%	0.92%	0.91%	0.90%
Expenses Net of Reductions(d)	0.79%	0.81%	0.83%	0.82%	0.81%	0.80%
Portfolio Turnover Rate	57%(c)	122%	62%	35%	69%	83%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

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AZL Enhanced Bond Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.17	$ 11.78	$ 11.21	$ 10.59	$ 10.89	$ 10.67
Investment Activities:
Net Investment Income/(Loss)	0.07(a)	0.09(a)	0.17(a)	0.25(a)	0.28	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)	(0.32)	0.67	0.64	(0.35)	0.12
Total from Investment Activities	(1.22)	(0.23)	0.84	0.89	(0.07)	0.32
Distributions to Shareholders From: Net Investment Income	—	(0.09)	(0.27)	(0.27)	(0.23)	(0.10)
Net Realized Gains	—	(0.29)	—	—	—	—
Total Dividends	—	(0.38)	(0.27)	(0.27)	(0.23)	(0.10)
Net Asset Value, End of Period	$ 9.95	$ 11.17	$ 11.78	$ 11.21	$ 10.59	$ 10.89
Total Return(b)	(10.92)%(c)	(1.94)%	7.53%	8.38%	(0.58)%	3.01%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$2,266,359	$2,689,733	$2,081,430	$2,239,557	$1,936,318	$2,048,679
Net Investment Income/(Loss)(d)	1.37%	0.80%	1.45%	2.28%	2.41%	1.87%
Expenses Before Reductions(d)(e)	0.64%	0.66%	0.66%	0.65%	0.65%	0.65%
Expenses Net of Reductions(d)	0.64%	0.66%	0.66%	0.65%	0.65%	0.65%
Portfolio Turnover Rate	65%(c)	137%	140%	119%	144%	214%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL Gateway Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 16.13	$ 14.61	$ 13.76	$ 12.54	$ 13.32	$ 12.29
Investment Activities:
Net Investment Income/(Loss)	0.03(a)	0.04(a)	0.09(a)	0.13(a)	0.18	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(2.06)	1.58	0.91	1.22	(0.79)	1.04
Total from Investment Activities	(2.03)	1.62	1.00	1.35	(0.61)	1.16
Distributions to Shareholders From: Net Investment Income	—	(0.10)	(0.15)	(0.13)	(0.17)	(0.13)
Total Dividends	—	(0.10)	(0.15)	(0.13)	(0.17)	(0.13)
Net Asset Value, End of Period	$ 14.10	$ 16.13	$ 14.61	$ 13.76	$ 12.54	$ 13.32
Total Return(b)	(12.59)%(c)	11.13%	7.30%	10.82%	(4.65)%	9.46%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$116,368	$142,410	$144,383	$150,961	$147,792	$213,295
Net Investment Income/(Loss)(d)	0.41%	0.27%	0.67%	1.01%	0.93%	1.06%
Expenses Before Reductions(d)(e)	1.11%	1.12%	1.12%	1.11%	1.10%	1.10%
Expenses Net of Reductions(d)	1.11%	1.12%	1.12%	1.11%	1.10%	1.10%
Portfolio Turnover Rate	7%(c)	11%	30%	19%	9%	24%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL FIAM Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021^	2020	2019	2018	2017
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$ 10.29	$ 10.00
Investment Activities: Net Investment Income/(Loss) Net Realized and Unrealized Gains/(Losses) on Investments	0.08(a) (1.50)	0.07(a) 0.52
Total from Investment Activities	(1.42)	0.59
Distributions to Shareholders From: Net Investment Income	—	(0.08)
Net Realized Gains	—	(0.22)
Total Dividends	—	(0.30)
Net Asset Value, End of Period	$ 8.87	$ 10.29
Total Return(b)	(13.80)%(c)	6.03%(c)
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$ 91,064	$ 113,445
Net Investment Income/(Loss)(d)	1.71%	1.35%
Expenses Before Reductions(d)(e)	0.47%	0.51%
Expenses Net of Reductions(d)	0.45%	0.46%
Portfolio Turnover Rate(f)	34%(c)	115%
Class 2
Net Asset Value, Beginning of Period	$ 15.81	$ 14.44	$ 13.45	$ 12.26	$ 13.35	$ 12.43
Investment Activities:
Net Investment Income/(Loss)	0.11(a)	0.19(a)	0.26(a)	0.31(a)	0.34	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	(2.31)	1.48	1.51	1.76	(0.58)	1.09
Total from Investment Activities	(2.20)	1.67	1.77	2.07	(0.24)	1.37
Distributions to Shareholders From: Net Investment Income	—	(0.08)	(0.35)	(0.33)	(0.32)	—
Net Realized Gains	—	(0.22)	(0.43)	(0.55)	(0.53)	(0.45)
Total Dividends	—	(0.30)	(0.78)	(0.88)	(0.85)	(0.45)
Net Asset Value, End of Period	$ 13.61	$ 15.81	$ 14.44	$ 13.45	$ 12.26	$ 13.35
Total Return(b)	(13.92)%(c)	11.65%	13.47%	17.27%	(2.02)%	11.12%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$1,401,568	$1,754,265	$558,527	$559,027	$539,355	$627,375
Net Investment Income/(Loss)(d)	1.45%	1.22%	1.92%	2.35%	2.24%	2.06%
Expenses Before Reductions(d)(e)	0.72%	0.80%	1.03%	1.02%	1.01%	1.00%
Expenses Net of Reductions(d)	0.70%	0.71%	0.71%	0.71%	0.71%	0.71%
Portfolio Turnover Rate(f)	34%(c)	115%	77%	77%	66%	82%
^  Class 1 activity for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MetWest Total Return Bond Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.09	$ 10.96	$ 10.55	$ 9.97	$ 10.20	$ 10.07
Investment Activities:
Net Investment Income/(Loss)	0.08(a)	0.09(a)	0.16(a)	0.25(a)	0.26	0.17
Net Realized and Unrealized Gains/(Losses) on
Investments	(1.24)	(0.23)	0.74	0.60	(0.29)	0.15
Total from Investment Activities	(1.16)	(0.14)	0.90	0.85	(0.03)	0.32
Distributions to Shareholders From:
Net Investment Income	—	(0.16)	(0.30)	(0.27)	(0.20)	(0.16)
Net Realized Gains	—	(0.57)	(0.19)	—	—	(0.03)
Total Dividends	—	(0.73)	(0.49)	(0.27)	(0.20)	(0.19)
Net Asset Value, End of Period	$ 8.93	$ 10.09	$ 10.96	$ 10.55	$ 9.97	$ 10.20
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(11.50)%(c)	(1.33)%	8.58%	8.49%	(0.21)%	3.14%
Net Assets, End of Period (000’s)	$237,888	$288,495	$295,786	$318,407	$321,344	$366,574
Net Investment Income/(Loss)(d)	1.70%	0.88%	1.47%	2.37%	2.25%	1.63%
Expenses Before Reductions(d)(e)	0.90%	0.91%	0.92%	0.91%	0.91%	0.91%
Expenses Net of Reductions(d)	0.80%	0.81%	0.82%	0.81%	0.85%	0.86%
Portfolio Turnover Rate	155%(c)	258%	211%	203%	184%	198%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL FIAM Total Bond Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$ 10.27	$ 10.73	$ 10.20	$ 9.54	$ 9.96	$ 9.77
Investment Activities:
Net Investment Income/(Loss)	0.12(a)	0.23(a)	0.29(a)	0.32(a)	0.32	0.23
Net Realized and Unrealized Gains/(Losses) on
Investments	(1.29)	(0.17)	0.63	0.69	(0.42)	0.21
Total from Investment Activities	(1.17)	0.06	0.92	1.01	(0.10)	0.44
Distributions to Shareholders From:
Net Investment Income	—	(0.31)	(0.39)	(0.35)	(0.32)	(0.25)
Net Realized Gains	—	(0.21)	—	—	—	—
Total Dividends	—	(0.52)	(0.39)	(0.35)	(0.32)	(0.25)
Net Asset Value, End of Period	$ 9.10	$ 10.27	$ 10.73	$ 10.20	$ 9.54	$ 9.96
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(11.39)%(c)	0.59%	9.12%	10.57%	(1.00)%	4.55%
Net Assets, End of Period (000’s)	$ 17,643	$ 21,203	$ 22,495	$ 22,823	$ 21,476	$ 24,077
Net Investment Income/(Loss)(d)	2.55%	2.21%	2.78%	3.17%	2.96%	2.23%
Expenses Before Reductions(d)(e)	0.56%	0.57%	0.58%	0.57%	0.56%	0.56%
Expenses Net of Reductions(d)	0.56%	0.57%	0.58%	0.57%	0.56%	0.56%
Portfolio Turnover Rate(f)	11%	76%	71%	68%	38%	81%
Class 2
Net Asset Value, Beginning of Period	$ 10.60	$ 11.06	$ 10.50	$ 9.81	$ 10.23	$ 10.05
Investment Activities:
Net Investment Income/(Loss)	0.11(a)	0.21(a)	0.27(a)	0.30(a)	0.31	0.22
Net Realized and Unrealized Gains/(Losses) on
Investments	(1.32)	(0.18)	0.65	0.71	(0.44)	0.21
Total from Investment Activities	(1.21)	0.03	0.92	1.01	(0.13)	0.43
Distributions to Shareholders From:
Net Investment Income	—	(0.28)	(0.36)	(0.32)	(0.29)	(0.25)
Net Realized Gains	—	(0.21)	—	—	—	—
Total Dividends	—	(0.49)	(0.36)	(0.32)	(0.29)	(0.25)
Net Asset Value, End of Period	$ 9.39	$ 10.60	$ 11.06	$ 10.50	$ 9.81	$ 10.23
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(11.42)%(c)	0.31%	8.84%	10.28%	(1.25)%	4.28%
Net Assets, End of Period (000’s)	$349,690	$425,299	$436,803	$470,864	$478,991	$552,678
Net Investment Income/(Loss)(d)	2.30%	1.96%	2.53%	2.92%	2.71%	1.98%
Expenses Before Reductions(d)(e)	0.81%	0.82%	0.83%	0.82%	0.81%	0.81%
Expenses Net of Reductions(d)	0.81%	0.82%	0.83%	0.82%	0.81%	0.81%
Portfolio Turnover Rate(f)	11%	76%	71%	68%	38%	81%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MSCI Emerging Markets Equity Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$ 7.94	$ 8.54	$ 7.85	$ 6.99	$ 8.78	$ 6.60
Investment Activities:
Net Investment Income/(Loss)	0.09(a)	0.13(a)	0.10(a)	0.15(a)	0.16	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.47)	(0.44)	1.17	1.04	(1.50)	2.30
Total from Investment Activities	(1.38)	(0.31)	1.27	1.19	(1.34)	2.42
Distributions to Shareholders From: Net Investment Income	—	(0.14)	(0.29)	(0.15)	(0.16)	(0.04)
Net Realized Gains	—	(0.15)	(0.29)	(0.18)	(0.29)	(0.20)
Total Dividends	—	(0.29)	(0.58)	(0.33)	(0.45)	(0.24)
Net Asset Value, End of Period	$ 6.56	$ 7.94	$ 8.54	$ 7.85	$ 6.99	$ 8.78
Total Return(b)	(17.38)%(c)	(3.68)%	17.26%	17.55%	(15.31)%	36.97%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$ 12,068	$ 15,392	$ 17,703	$ 17,995	$ 17,072	$ 22,883
Net Investment Income/(Loss)(d)	2.49%	1.51%	1.32%	1.97%	1.89%	1.56%
Expenses Before Reductions(d)(e)	0.97%	1.09%	1.17%	1.10%	1.03%	1.11%
Expenses Net of Reductions(d)	0.57%	0.69%	0.77%	0.70%	0.63%	0.71%
Portfolio Turnover Rate(f)	2%	7%	12%	25%	20%	19%
Class 2
Net Asset Value, Beginning of Period	$ 7.95	$ 8.54	$ 7.85	$ 6.99	$ 8.77	$ 6.60
Investment Activities: Net Investment Income/(Loss)	0.08(a)	0.11(a)	0.08(a)	0.12(a)	0.14	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(1.47)	(0.44)	1.16	1.05	(1.49)	2.30
Total from Investment Activities	(1.39)	(0.33)	1.24	1.17	(1.35)	2.40
Distributions to Shareholders From: Net Investment Income	—	(0.11)	(0.26)	(0.13)	(0.14)	(0.03)
Net Realized Gains	—	(0.15)	(0.29)	(0.18)	(0.29)	(0.20)
Total Dividends	—	(0.26)	(0.55)	(0.31)	(0.43)	(0.23)
Net Asset Value, End of Period	$ 6.56	$ 7.95	$ 8.54	$ 7.85	$ 6.99	$ 8.77
Total Return(b)	(17.48)%(c)	(3.83)%	16.92%	17.18%	(15.46)%	36.63%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$175,845	$221,288	$259,447	$308,248	$297,839	$351,886
Net Investment Income/(Loss)(d)	2.25%	1.26%	1.06%	1.65%	1.61%	1.35%
Expenses Before Reductions(d)(e)	1.22%	1.34%	1.42%	1.35%	1.28%	1.36%
Expenses Net of Reductions(d)	0.82%	0.94%	1.02%	0.95%	0.88%	0.96%
Portfolio Turnover Rate(f)	2%	7%	12%	25%	20%	19%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL International Index Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$ 12.69	$ 11.76	$ 11.53	$ 9.94	$ 12.30	$ 10.07
Investment Activities:
Net Investment Income/(Loss)	0.22(a)	0.27(a)	0.20(a)	0.32(a)	0.36	0.37
Net Realized and Unrealized Gains/(Losses) on
Investments	(2.64)	0.99	0.61	1.79	(2.00)	2.15
Total from Investment Activities	(2.42)	1.26	0.81	2.11	(1.64)	2.52
Distributions to Shareholders From:
Net Investment Income	—	(0.33)	(0.55)	(0.42)	(0.50)	(0.16)
Net Realized Gains	—	—	(0.03)	(0.10)	(0.22)	(0.13)
Total Dividends	—	(0.33)	(0.58)	(0.52)	(0.72)	(0.29)
Net Asset Value, End of Period	$ 10.27	$ 12.69	$ 11.76	$ 11.53	$ 9.94	$ 12.30
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(19.07)%(c)	10.80%	7.66%	21.67%	(13.80)%	25.12%
Net Assets, End of Period (000’s)	$ 75,902	$ 99,304	$ 100,924	$ 106,657	$ 98,902	$ 132,265
Net Investment Income/(Loss)(d)	3.77%	2.13%	1.93%	2.89%	2.62%	2.48%
Expenses Before Reductions(d)(e)	0.43%	0.45%	0.46%	0.44%	0.45%	0.48%
Expenses Net of Reductions(d)	0.43%	0.45%	0.46%	0.44%	0.45%	0.48%
Portfolio Turnover Rate(f)	1%	14%	9%	4%	2%	8%
Class 2
Net Asset Value, Beginning of Period	$ 18.97	$ 17.43	$ 16.79	$ 14.25	$ 17.30	$ 14.10
Investment Activities:
Net Investment Income/(Loss)	0.30(a)	0.35(a)	0.26(a)	0.42(a)	0.43	0.36
Net Realized and Unrealized Gains/(Losses) on
Investments	(3.95)	1.48	0.91	2.60	(2.81)	3.12
Total from Investment Activities	(3.65)	1.83	1.17	3.02	(2.38)	3.48
Distributions to Shareholders From:
Net Investment Income	—	(0.29)	(0.50)	(0.38)	(0.45)	(0.15)
Net Realized Gains	—	—	(0.03)	(0.10)	(0.22)	(0.13)
Total Dividends	—	(0.29)	(0.53)	(0.48)	(0.67)	(0.28)
Net Asset Value, End of Period	$ 15.32	$ 18.97	$ 17.43	$ 16.79	$ 14.25	$ 17.30
Total Return(b)	(19.24)%(c)	10.55%	7.40%	21.44%	(14.04)%	24.77%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,245,155	$1,650,118	$1,496,990	$1,591,233	$1,422,711	$1,862,508
Net Investment Income/(Loss)(d)	3.52%	1.85%	1.69%	2.64%	2.36%	2.21%
Expenses Before Reductions(d)(e)	0.68%	0.70%	0.71%	0.69%	0.70%	0.73%
Expenses Net of Reductions(d)	0.68%	0.70%	0.71%	0.69%	0.70%	0.73%
Portfolio Turnover Rate(f)	1%	14%	9%	4%	2%	8%
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Conservative Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 12.36	$ 11.93	$ 11.96	$ 11.16	$ 12.23	$ 11.89
Investment Activities:
Net Investment Income/(Loss)	0.02(a)	0.14(a)	0.23(a)	0.25(a)	0.23	0.16
Net Realized and Unrealized Gains/(Losses) on
Investments	(1.66)	0.59	0.31	1.24	(0.67)	0.93
Total from Investment Activities	(1.64)	0.73	0.54	1.49	(0.44)	1.09
Distributions to Shareholders From:
Net Investment Income	—	(0.30)	(0.27)	(0.30)	(0.17)	(0.23)
Net Realized Gains	—	—	(0.30)	(0.39)	(0.46)	(0.52)
Total Dividends	—	(0.30)	(0.57)	(0.69)	(0.63)	(0.75)
Net Asset Value, End of Period	$ 10.72	$ 12.36	$ 11.93	$ 11.96	$ 11.16	$ 12.23
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(13.27)%(c)	6.15%	4.79%	13.54%	(3.75)%	9.31%
Net Assets, End of Period (000’s)	$182,825	$227,600	$240,118	$249,093	$235,129	$268,572
Net Investment Income/(Loss)(d)	0.36%	1.14%	1.96%	2.11%	1.83%	1.14%
Expenses Before Reductions*(d)(e)	0.25%	0.24%	0.25%	0.25%	0.24%	0.23%
Expenses Net of Reductions*(d)	0.20%	0.19%	0.25%	0.25%	0.24%	0.23%
Portfolio Turnover Rate	3%(c)	15%	17%	21%	16%	18%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP FIAM Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 13.55	$ 13.00	$ 12.47	$ 11.17	$ 11.81	$ 10.79
Investment Activities:
Net Investment Income/(Loss)	(0.01)(a)	0.05(a)	0.27(a)	0.27(a)	0.28	—(b)
Net Realized and Unrealized
Gains/(Losses) on Investments	(1.69)	1.36	0.61	1.52	(0.52)	1.17
Total from Investment Activities	(1.70)	1.41	0.88	1.79	(0.24)	1.17
Distributions to Shareholders From:
Net Investment Income	—	(0.36)	(0.35)	(0.49)	(0.40)	(0.15)
Net Realized Gains	—	(0.50)	—	—	—	—
Total Dividends	—	(0.86)	(0.35)	(0.49)	(0.40)	(0.15)
Net Asset Value, End of Period	$ 11.85	$ 13.55	$ 13.00	$ 12.47	$ 11.17	$ 11.81
Total Return(c) Ratios to Average Net	(12.55)%(d)	11.07%	7.16%	16.25%	(2.14)%	10.93%
Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$197,201	$243,789	$254,918	$265,363	$245,936	$274,843
Net Investment Income/(Loss)(e)	(0.12)%	0.35%	2.19%	2.24%	2.12%	(0.09)%
Expenses Before Reductions*(e)(f)	0.14%	0.14%	0.15%	0.14%	0.14%	0.13%
Expenses Net of Reductions*(e)	0.14%	0.14%	0.15%	0.14%	0.14%	0.13%
Portfolio Turnover Rate	—(b)(d)	3%	6%	7%	7%	4%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	Represents less than $0.005 or 0.5%.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Balanced Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.75	$ 11.01	$ 11.24	$ 10.44	$ 11.91	$ 11.88
Investment Activities:
Net Investment Income/(Loss)	0.01(a)	0.12(a)	0.20(a)	0.22(a)	0.22	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	(1.72)	0.89	0.18	1.38	(0.83)	1.27
Total from Investment Activities	(1.71)	1.01	0.38	1.60	(0.61)	1.41
Distributions to Shareholders From: Net Investment Income	—	(0.27)	(0.26)	(0.29)	(0.15)	(0.22)
Net Realized Gains	—	—	(0.35)	(0.51)	(0.71)	(1.16)
Total Dividends	—	(0.27)	(0.61)	(0.80)	(0.86)	(1.38)
Net Asset Value, End of Period	$ 10.04	$ 11.75	$ 11.01	$ 11.24	$ 10.44	$ 11.91
Total Return(b)	(14.55)%(c)	9.20%	3.78%	15.76%	(5.40)%	12.23%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$625,427	$785,108	$827,734	$923,719	$919,206	$1,099,494
Net Investment Income/(Loss)(d)	0.27%	1.06%	1.88%	1.95%	1.74%	1.00%
Expenses Before Reductions*(d)(e)	0.22%	0.22%	0.23%	0.23%	0.22%	0.22%
Expenses Net of Reductions*(d)	0.17%	0.17%	0.23%	0.23%	0.22%	0.22%
Portfolio Turnover Rate	—(c)(f)	9%	17%	12%	15%	17%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Represents less than 0.5%.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Balanced Index Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 14.38	$ 14.04	$ 13.90	$ 12.37	$ 13.38	$ 12.74
Investment Activities:
Net Investment Income/(Loss)	(0.01)(a)	0.11(a)	0.24(a)	0.25(a)	0.24	0.11
Net Realized and Unrealized
Gains/(Losses) on Investments	(2.09)	1.26	0.54	1.82	(0.82)	1.32
Total from Investment Activities	(2.10)	1.37	0.78	2.07	(0.58)	1.43
Distributions to Shareholders From:
Net Investment Income	—	(0.26)	(0.27)	(0.29)	(0.11)	(0.26)
Net Realized Gains	—	(0.77)	(0.37)	(0.25)	(0.32)	(0.53)
Total Dividends	—	(1.03)	(0.64)	(0.54)	(0.43)	(0.79)
Net Asset Value, End of Period	$ 12.28	$ 14.38	$ 14.04	$ 13.90	$ 12.37	$ 13.38
Total Return(b) Ratios to Average Net	(14.60)%(c)	10.02%	5.98%	16.92%	(4.44)%	11.40%
Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$259,902	$324,718	$320,488	$331,516	$301,934	$322,231
Net Investment Income/(Loss)(d)	(0.11)%	0.74%	1.82%	1.84%	1.79%	0.72%
Expenses Before Reductions*(d)(e)	0.14%	0.13%	0.14%	0.14%	0.13%	0.13%
Expenses Net of Reductions*(d)	0.14%	0.13%	0.14%	0.14%	0.13%	0.13%
Portfolio Turnover Rate	—(c)(f)	10%	13%	9%	7%	9%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Represents less than 0.5%.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP Fusion Moderate Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.94	$ 10.98	$ 11.16	$ 10.31	$ 11.97	$ 11.60
Investment Activities:
Net Investment Income/(Loss)	0.01(a)	0.12(a)	0.19(a)	0.20(a)	0.21	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(1.85)	1.09	0.26	1.53	(0.93)	1.46
Total from Investment Activities	(1.84)	1.21	0.45	1.73	(0.72)	1.58
Distributions to Shareholders From: Net Investment Income	—	(0.25)	(0.23)	(0.29)	(0.14)	(0.20)
Net Realized Gains	—	—	(0.40)	(0.59)	(0.80)	(1.01)
Total Dividends	—	(0.25)	(0.63)	(0.88)	(0.94)	(1.21)
Net Asset Value, End of Period	$ 10.10	$ 11.94	$ 10.98	$ 11.16	$ 10.31	$ 11.97
Total Return(b)	(15.41)%(c)	11.09%	4.54%	17.31%	(6.46)%	13.98%
Ratios to Average Net Assets/Supplemental Data: Net Assets, End of Period (000’s)	$1,442,927	$1,832,010	$1,893,425	$2,032,770	$1,953,730	$2,361,486
Net Investment Income/(Loss)(d)	0.19%	1.01%	1.84%	1.81%	1.66%	0.90%
Expenses Before Reductions(d)(e)	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Expenses Net of Reductions(d)	0.17%	0.17%	0.22%	0.22%	0.22%	0.22%
Portfolio Turnover Rate	—(c)(f)	10%	18%	12%	18%	17%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f)	Represents less than 0.5%.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

AZL MVP DFA Multi-Strategy Fund
(Selected data for a share of beneficial interest outstanding throughout the periods indicated.)
	Six Months Ended	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	June 30, 2022	2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$ 12.21	$ 11.58	$ 12.03	$ 10.65	$ 11.60	$ 10.36
Investment Activities:
Net Investment Income/(Loss)	(0.01)(a)	0.05(a)	0.16(a)	0.31(a)	0.08	0.09
Net Realized and Unrealized Gains/(Losses) on
Investments	(1.58)	1.51	0.22	1.36	(0.79)	1.21
Total from Investment Activities	(1.59)	1.56	0.38	1.67	(0.71)	1.30
Distributions to Shareholders From:
Net Investment Income	—	(0.17)	(0.34)	(0.11)	(0.08)	(0.05)
Net Realized Gains	—	(0.76)	(0.49)	(0.18)	(0.16)	(0.01)
Total Dividends	—	(0.93)	(0.83)	(0.29)	(0.24)	(0.06)
Net Asset Value, End of Period	$ 10.62	$ 12.21	$ 11.58	$ 12.03	$ 10.65	$ 11.60
Total Return(b) Ratios to Average Net Assets/Supplemental Data:	(13.02)%(c)	13.74%	3.77%	15.81%	(6.22)%	12.55%
Net Assets, End of Period (000’s)	$81,733	$99,979	$90,668	$95,959	$86,601	$77,757
Net Investment Income/(Loss)(d)	(0.12)%	0.42%	1.44%	2.71%	0.91%	0.96%
Expenses Before Reductions*(d)(e)	0.28%	0.29%	0.30%	0.29%	0.29%	0.30%
Expenses Net of Reductions*(d)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	1%(c)	13%	18%	10%	16%	15%
*  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST & ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST JOINT INFORMATION STATEMENT/PROSPECTUS ♦ JANUARY ___, 2023

EXHIBIT A
Form of Agreement and Plan of Reorganization
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of [December __, 2022], (the “Agreement”) is by and among the Allianz Variable Insurance Products Trust (“VIP Trust”), a Delaware statutory trust, on behalf of its series identified in the table below as an “Acquired Fund” and an “Acquiring Fund”; and Allianz Variable Insurance Products Fund of Funds Trust (“VIP FoF Trust”), a Delaware statutory trust, on behalf of its series identified  in the table below as an “Acquired Fund” and an “Acquiring Fund.”  In addition, Allianz Investment Management LLC (the “Manager”) is party to this Agreement solely for the purposes of Section 7 hereof.    Each of VIP Trust and  VIP FoF Trust may be referred to as a “Trust”, and together the “Trusts” and each Acquired Fund and Acquiring Fund may be referred to as a “Fund,” and together the “Funds”.
The reorganization of each Acquired Fund and applicable share class into its corresponding Acquiring Fund and applicable share class (if any) identified below is separate and independent of the other reorganizations listed in the table below.  This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement. The VIP Trust acting for itself and on behalf of each Acquired Fund and its corresponding Acquiring Fund, and the VIP FoF Trust acting for itself and on behalf of each Acquired Fund and its corresponding Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.   References to the “Reorganization” in this Agreement should be read as referring to each reorganization individually.
Acquired Fund	Acquiring Fund
VIP Trust
AZL® DFA 5 Year Global Fixed Income Fund • Shares	AZL® Enhanced Bond Index Fund • Shares
AZL® Gateway Fund • Shares	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund • Class 2 Shares
AZL® MetWest Total Return Bond Fund • Shares	AZL® Fidelity Institutional Asset Management® Total Bond Fund • Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund • Class 1 Shares • Class 2 Shares	AZL® International Index Fund • Class 1 Shares • Class 2 Shares
VIP FoF Trust
AZL MVP FusionSM Conservative Fund • Shares	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund • Shares
AZL MVP FusionSM Balanced Fund • Shares	AZL® MVP Balanced Index Strategy Fund • Shares

AZL MVP FusionSM Moderate Fund • Shares	AZL® MVP DFA Multi-Strategy Fund • Shares
In consideration of their mutual promises, the parties agree as follows:
1.            Reorganization.
a.            Plan of Reorganization.  At the Closing (as defined below), each Trust, on behalf of its respective Acquired Funds will convey to the corresponding Acquiring Fund, free and clear of all liens, encumbrances, and claims whatsoever, all assets and property of every description and all interests, rights, privileges and powers of the Acquired Fund including, without limitation, all cash (including that derived from the liquidation of its assets in exchange for cash), securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Liabilities (as defined below) and cash in an amount necessary to pay any distributions pursuant to paragraph b. of this Section 1 (collectively, the “Assets”).  In exchange for each Acquired Fund’s Assets, each Trust, on behalf of its corresponding Acquiring Funds will assume all liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (the “Liabilities”) of the Acquired Fund and deliver to the Acquired Fund, shares of its corresponding class (if applicable) of the Acquiring Fund as identified in the table above, including fractional shares (calculated to the third decimal place).  The number of shares to be issued by each Acquiring Fund will be determined by dividing the aggregate net asset value of the shares of the corresponding share class (if applicable), respectively, of each Acquired Fund, computed as described in Section 2(a), by the net asset value of one share of the corresponding share class (if any) of the corresponding Acquiring Fund, computed as described in Section 2(b).  Each Trust shall use commercially reasonable efforts to identify all of the Liabilities of each of its Acquired Funds, prior to the Valuation Date (as defined below) and shall discharge all such known Liabilities on or prior to the Valuation Date.  At and after the Closing, all Liabilities of each Acquired Fund will attach to the corresponding Acquiring Fund and may thenceforth be enforced against the Acquiring Fund to the same extent as if the same had been incurred by it.
b.            Declaration of Dividends.  Each Acquired Fund, prior to the Closing, will declare a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund’s investment income excludable from gross income under Section 103 of the Internal Revenue Code of 1986, as amended (the “Code”), over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.
c.            Closing and Effective Time of the Reorganization.  The Reorganization and all related acts necessary to complete the Reorganization (the “Closing”) will occur on a day on which the New York Stock Exchange (the “NYSE”) is open for business and receipt of all necessary regulatory approvals, such day to be [March 10, 2023], or such later date as the officers of each Trust may determine.  All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of each Trust shall determine (the “Effective Time”).  In the event that on the Valuation Date (as defined below) or the Closing  (a) the NYSE is closed to trading or trading thereupon is restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted so that, in the judgment of the officers of each Trust, or any one of them acting singly, accurate appraisal of the value of the net assets of each Acquiring Fund or the Acquired Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
2.            Valuation.
a.            The aggregate net asset value of the Shares, Class 1 Shares or Class 2 Shares, as applicable of each Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the “Valuation Date”) using the valuation procedures in the Acquired Fund’s prospectus.
b.            The net asset value per share of the Shares, Class 1 Shares or Class 2 Shares, as applicable, of each Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund’s prospectus.
3.            Liquidation and Dissolution of each Acquired Fund.
a.            At the Effective Time, each Acquired Fund will make a liquidating distribution to the holders of Shares, Class 1 Shares and/or Class 2 Shares, as applicable, of the Shares, Class 1 Shares and/or Class 2 Shares, as applicable, of the corresponding Acquiring Fund, such that the number of Shares, Class 1 Shares or Class 2 Shares, as applicable, of the Acquiring Fund that are distributed to a shareholder of the Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the Shares, Class 1 Shares or Class 2 Shares, respectively of the Acquired Fund, that are outstanding immediately prior to the Effective Time.  Each Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder.  All issued and outstanding shares of each Acquired Fund will simultaneously be canceled on the books of the VIP Trust or VIP FoF Trust.  Each Acquiring Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the VIP Trust or VIP FoF Trust.
b.            Immediately after the Valuation Date, the share transfer books of each Trust relating to each Acquired Fund will be closed and no further transfer of shares will be made.  Redemption received after the Valuation Date by each Trust with respect to each Acquired Fund will be deemed to be redemption requests for shares of the corresponding Acquiring Fund issued in the Reorganization.
c.            Promptly after the distribution, each Acquiring Fund or its transfer agent will notify each shareholder of the corresponding Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder’s name.
d.            As promptly as practicable after the liquidation of each Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.  After the Effective Time, each Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.
4.            Conditions to Obligations of each Trust on behalf of its Respective Acquiring Funds and Acquired Funds.  The obligations of each Trust on behalf of its Acquiring Funds and  Acquired Funds with respect to each Reorganization are subject to the satisfaction of the following conditions:
a.            Regulatory Approvals.
(1)  Each registration statement filed by a Trust on behalf of the Acquiring Funds on Form N-14 with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “1933 Act”), relating to the shares of beneficial interest to be issued in the Reorganization, will be effective, and no stop orders under the 1933 Act will have been issued.
(2)  All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.
b.            Opinion of Counsel.  Each Trust will have received an opinion of counsel for the Trust on behalf of each Fund, dated as of the Closing, to the effect that (i) the Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) each Fund is a series of the Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Trust and each Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Trust; and (iv), with respect to each Acquiring Fund, the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Fund.
c.            Declaration of Dividend.  Each Acquired Fund, prior to the Closing, will have declared a dividend or dividends as provided in Section 1(b) of this Agreement.
d.            Good Title.  At the Closing, each Trust on behalf of each of its Acquired Funds will have good and marketable title to the assets to be transferred to the corresponding Acquiring Fund pursuant to this Agreement and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder.  At the Effective Time, upon delivery and its payment for Assets, each Trust, on behalf of each of its respective Acquiring Funds, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof.

e.            Tax Matters.Each Trust shall file, by the date of the Closing, all of each Fund’s federal and other tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.  At the Closing, each Trust shall provide: (1) a statement of the respective tax basis and holding periods of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund; (2) a copy (which may be in electronic form) of each Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, and such information as each Acquiring Fund may reasonably request concerning the corresponding Acquired Fund’s shares or the Acquired Fund’s shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Acquired Fund’s shares as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement; (3) a copy of any other tax books and records of each Acquired Fund necessary for purposes of preparing any tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treasury Regulations Section 1.6045A-1)) required by law to be filed by the corresponding Acquiring Fund after the Closing; and (4) if requested by a Trust on behalf of an Acquiring Fund, all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the corresponding Acquired Fund.  Each Acquired Fund has made available to the corresponding Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (A) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (B) legal opinions.
5.            Further Conditions to the Obligations of each Trust.
a.            Opinion of Tax Counsel.  As a further condition to the obligations of each Trust on behalf of its respective Acquired Funds and Acquiring Funds hereunder, the Trust, on behalf of each Acquired Fund and each Acquiring Fund, shall have received the opinion of tax counsel addressed to the Trust on behalf of each Acquired Fund and Acquiring Fund, dated as of the date of the Closing, and based in part on representations to be furnished by the Trust on behalf of each Acquired Fund and Acquiring Fund, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinion”).  The opinion will be based on certain factual certifications made by officers of the Trust and will also be based on customary assumptions.  The opinion will note and distinguish certain published precedent.
b.            Other Tax Matters.  Each Trust has duly and timely filed, on behalf of its respective Acquired Funds and Acquiring Funds, as applicable, all tax returns and reports (including information returns) that are required to have been filed by the Acquired Funds and the Acquiring Funds, respectively, and all such returns and reports accurately state, in all materials respects, the amount of tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by each Acquired Fund or Acquiring Fund, as applicable.  Each Trust has, on behalf of each of its respective Acquired Funds and Acquiring Funds, paid or made provision and properly accounted for all taxes shown to be due on such tax returns and reports or on any actual or proposed deficiency assessments received with respect to an Acquired Fund or an Acquiring Fund.  The amounts established as provisions for taxes in the books and records of each Acquired Fund and each Acquiring Fund as of the close of business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the close of business on the Valuation Date. No tax return filed by each Trust on behalf of each of its respective Acquired Funds or Acquiring Funds is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to taxes existing, threatened or pending with respect to the assets of either an Acquired Fund or an Acquiring Fund.  None of the Trusts, the Acquired Funds or the Acquiring Funds are under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
6.            Amendment; Waiver; Termination.
a.            This Agreement may be amended in writing if authorized by the Board of Trustees of each Trust.  The Agreement may be amended at any time.
b.            At any time prior to the Closing, each Trust by consent of its Board of Trustees or an officer authorized by such Board of Trustees, may waive in writing compliance with any of the conditions made for the Trust’s benefit, provided that such waiver will not have a material adverse effect on the interests of shareholders of each of its respective Acquired Funds or Acquiring Funds.  However, each Trust may not waive the requirement to obtain a tax opinion.
c.            This Agreement and the Reorganization contemplated hereby may be terminated at any time for any reason prior to the Closing, upon a vote of a majority of the Board of Trustees of the corresponding Trust.  Such termination shall be without any liability on the part of the Trust, its trustees, officers, or shareholders.
7.            Expenses.  All fees paid to governmental authorities for the registration or qualification of each Acquiring Fund’s Shares and all transfer agency costs related to each Acquiring Fund’s Shares shall be allocated to the Acquiring Fund.  All fees and expenses related to printing and mailing communications to shareholders and beneficial owners of shares of each Acquired Fund, and all of the other expenses of the transactions required for the Reorganization, including without limitation, accounting, legal, and custodial expenses, and any transaction costs related to repositioning of the portfolios in connection with the Reorganization, shall be allocated to the respective Acquired Fund, provided that:  (i) for AZL DFA Five-Year Global Fixed Income Fund and AZL MetWest Total Return Bond Fund, the Manager, and not the Acquired Fund, will pay all such fees and expenses, and (ii) for all other Reorganizations, the Manager, and not the Acquired Fund, will pay all such fees and expenses related to a Reorganization to the extent that they exceed the following cost limits:
Acquired Fund	Cost Limit
AZL DFA 5 Year Global Fixed Income Fund	N/A
AZL Gateway Fund	$236,000
AZL MetWest Total Return Bond Fund	N/A
AZL MSCI Emerging Markets Equity Index Fund	$104,000(1)
AZL MVP Fusion Balanced Fund	$1,090,000
AZL MVP Fusion Conservative Fund	$135,000
AZL MVP Fusion Moderate Fund	$395,000
(1)
For the MSCI Emerging Markets Equity Index Fund, the Cost Limit was determined based on allocated portfolio transaction expenses in connection with the Reorganization of up to $112,000 at the time of the Reorganization, following liquidation and redemptions from the Funds by the Fusion Funds.

8.            Final Tax Returns and Forms 1099 of the Acquired Fund.
a.            After the Closing, each Trust shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by each Trust with respect to each Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
b.            Any expenses incurred by each Trust or each Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 (if any) after the Closing, shall be borne by the Acquired Fund.
9.            General.
a.            Headings.  The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement.  Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.
b.            Governing Law.  This Agreement will be governed by the laws of the state of Delaware.
c.            Fund by Fund Basis.  VIP Trust is governed by an Amended and Restated Agreement and Declaration of Trust dated December 1, 2021, and VIP FoF Trust is governed by an Amended and Restated Agreement and Declaration of Trust dated December 1, 2021, as each may be amended from time to time, and all persons dealing with a Trust or a Fund must look solely to the property of the particular Trust or such Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Trust.  No Fund shall be liable for any claims against any other Fund.  Each Trust specifically acknowledges that any liability of the Trust under this Agreement with respect to a particular Fund, or in connection with the transactions contemplated herein with respect to a particular Fund, shall be discharged only out of the assets of the particular Fund and that no other series of the Trust shall be liable with respect thereto.
10.            Indemnification.  Each Trust will indemnify and hold its officers and trustees (each an “Indemnitee”) harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement.  However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee’s position.

REMAINDER OF PAGE INTENTIONALLY BLANK

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST, on behalf of AZL DFA 5 Year Global Fixed Income Fund, AZL Gateway Fund,  AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Fund, AZL Enhanced Bond Index Fund, AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund and AZL International Index Fund
By: _____________________
Brian Muench
President
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST, on behalf of AZL MVP Fusion Conservative Fund, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Moderate Fund, AZL MVP FIAM Multi-Strategy Fund, AZL MVP Balanced Index Strategy Fund, AZL MVP DFA Multi-Strategy Fund
By: _____________________
Brian Muench
President
ALLIANZ INVESTMENT MANAGEMENT LLC, solely with respect to Section 7

By _____________________
Brian Muench
President

EXHIBIT B
Principal Risks of the Acquired Funds and the Acquiring Funds
Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the Underlying Fund allocations or the overall asset allocation among equity and fixed income funds or under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Correlation Risk – The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to the index underlying its option positions.
Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund.  In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. Investing in these instruments may expose a fund to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying investment.
Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.
Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

European Investment Risk – Investments in certain countries in the European Union (the “EU”) are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member countries to further unify their economic and monetary policies may increase the potential for the downward movement of one member country’s market to cause a similar effect on other member countries’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the exit of the United Kingdom (known as “Brexit”), could place its currency and banking system in jeopardy. An exit by other member countries could likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Fund’s investments.
Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates.
Financials Sector Risk – The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which a fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact a fund.

Focused Investments Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.
Foreign Securities Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.
Income Risk – Falling interest rates may cause a fund’s income to decline.
Index Fund Risk – The Fund or certain of the Underlying Funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
Industry Sector Risk – Investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of a fund’s portfolio.
Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Interest rates recently have been at historic lows, which may increase the risks associated with rising interest rates. Currently, interest rates are at or near historic lows, which may increase the risk that interest rates will rise.
Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
Leveraging Risk – The Fund or certain Underlying Funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
LIBOR Transition Risk – Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.
Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on a fund’s returns.
Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
Options Risk – The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.
Portfolio Turnover Risk – A Fund may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
Privately Placed Securities Risk – The Fund or Underlying Fund may invest in privately placed securities, which are subject to resale restrictions.
Profitability Investment Risk – High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause a fund to, at times, underperform equity funds that use other investment strategies.
Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.
Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.
Restricted Securities Risk – Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Risks of Investing in China – Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as “high-yield risk” or “junk bond risk.”
Selection Risk – Because a Fund or Underlying Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.  To the extent a Fund seeks to provide a total return in excess of an index, market conditions or implementation of a Fund’s investment strategy may result in losses, and a Fund may not achieve the desired correlation with and/or may not outperform the index.
Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss.
Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund.
U.S. Government Obligations Risk – Certain securities in which a may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause a fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

PART B:
STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AND ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
1-800-624-0197

STATEMENT OF ADDITIONAL INFORMATION
January __  , 2023

ACQUIRED FUND	ACQUIRING FUND
Allianz Variable Insurance Products Trust (“VIP Trust”)
AZL® DFA 5 Year Global Fixed Income Fund ● Shares	AZL® Enhanced Bond Index Fund ● Shares
AZL® Gateway Fund ● Shares	AZL® Fidelity Institutional Asset Management® (“FIAM”) Multi-Strategy Fund ● Class 2 Shares
AZL® MetWest Total Return Bond Fund ● Shares	AZL® FIAM Total Bond Fund ● Class 2 Shares
AZL® MSCI Emerging Markets Equity Index Fund ● Class 1 Shares ● Class 2 Shares	AZL® International Index Fund ● Class 1 Shares ● Class 2 Shares

Allianz Variable Insurance Products Fund Of Funds Trust (“VIP FoF Trust”)
AZL MVP Fusionsm Balanced Fund ● Shares	AZL® MVP Balanced Index Strategy Fund ● Shares
AZL MVP Fusionsm Conservative Fund ● Shares	AZL® MVP FIAM Multi-Strategy Fund ● Shares
AZL MVP Fusionsm Moderate Fund ● Shares	AZL® MVP DFA Multi-Strategy Fund ● Shares

This Statement of Additional Information (“SAI”) relates to the proposed reorganization of each Acquired Fund identified above with and into the corresponding Acquiring Fund identified above. References to the “Reorganization” should be read as referring to each reorganization individually. Each Fund is a series of the VIP Trust or the VIP FoF Trust. This SAI contains information which may be of interest to shareholders of the Acquired Funds but which is not included in the Joint Information Statement/Prospectus dated January __, 2023 (the “Joint Information Statement/Prospectus”) which relates to the Reorganization. As described in the Joint Information Statement/Prospectus, the Reorganization would involve the transfer of all the assets of an Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund by the corresponding Acquiring Fund. Each Acquired Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund. This SAI is not a prospectus and should be read in conjunction with the Joint Information Statement/Prospectus. The Joint Information Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Funds at Allianz Variable Insurance Products Trust or Allianz Variable Insurance Products Fund of Funds Trust, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297, or by calling, toll free, 1-800-624-0197.

TABLE OF CONTENTS                           PAGE
Additional Information About the Acquired Fund and Acquiring Fund	2
Independent Registered Public Accounting Firm	2
Supplemental Financial Information	2

1

Additional Information About the Acquired Fund and Acquiring Fund
The Statements of Additional Information of the Acquired Funds and the Acquiring Funds dated April 29, 2022, as supplemented to date, are incorporated by reference into this SAI (SEC file nos. (VIP Trust: 333-83423 and 811-9491; VIP FoF Trust: SEC file nos. 333‑119867 and 811-21624).
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, NY 10017, is the independent registered public accounting firm for the Trusts. PwC provides audit services, tax return preparation and assistance, and audit related services in connection with certain SEC filings for the Trusts.
The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in each Acquired Fund’s and each Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2021 are incorporated by reference into this SAI.
The audited financial statements for each Acquired Fund and each Acquiring Fund included in its Annual Report to Shareholders for the fiscal year ended December 31, 2021 and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PwC, given on their authority as experts in auditing and accounting.
The unaudited financial statements for each Acquired Fund and each Acquiring Fund included in its Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2022 are incorporated by reference into this SAI.
Supplemental Financial Information
Each Acquiring Fund shall be the accounting and performance survivor in the Reorganization.  Additionally, there are no material differences in accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of each Acquiring Fund and Acquired Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “Fees and Expenses” of the Joint Information Statement/Prospectus.

The Reorganizations involving the AZL MSCI Emerging Markets Equity Index Fund, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund and AZL MVP Fusion Moderate Fund are expected to result in a material change to their investment portfolio due to the investment restrictions of its corresponding Acquiring Fund.  Accordingly, a schedule of investments of the AZL MSCI Emerging Markets Equity Index Fund, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund and AZL MVP Fusion Moderate Fund modified to reflect such change are set forth below.

2

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                                                                                                             Value

Common Stocks (97.9%):
Aerospace & Defense (0.2%):
5,099	Aecc Aviation Power Co., Ltd.	$ 34,832
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	26,056
83,000	AviChina Industry & Technology Co., Ltd., Class H	48,177
35,570	Bharat Electronics, Ltd.	105,600
2,537	Korea Aerospace Industries, Ltd.	105,244
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	18,860
		338,769
Air Freight & Logistics (0.3%):
44,036	Agility Public Warehousing Co. KSC	116,944
572	Hyundai Glovis Co., Ltd.	79,172
9,300	SF Holding Co., Ltd., Class A	77,659
3,900	Yunda Holding Co., Ltd., Class A	9,956
11,913	ZTO Express Cayman, Inc., ADR	327,012
		610,743
Airlines (0.3%):
66,000	Air China, Ltd.*	57,527
69,000	China Airlines, Ltd.*	54,591
39,299	China Eastern Airlines Corp., Ltd.*	32,272
38,000	China Southern Airlines Co., Ltd.*	41,554
28,000	China Southern Airlines Co., Ltd., Class H*	16,206
64,000	Eva Airways Corp.*	68,010
2,989	InterGlobe Aviation, Ltd.*	60,941
4,761	Korean Air Lines Co., Ltd.*	92,644
13,203	Turk Hava Yollari AO*	37,132
		460,877
Auto Components (0.5%):
2,213	Balkrishna Industries, Ltd.	60,329
6,982	Bharat Forge, Ltd.	57,760
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	23,051
47,000	Cheng Shin Rubber Industry Co., Ltd.	55,938
6,500	Fuyao Glass Industry Group Co., Ltd.	40,643
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	65,939
2,479	Hankook Tire & Technology Co., Ltd.	63,049
5,302	Hanon Systems	41,144
4,200	Huayu Automotive Systems Co., Ltd.	14,453
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A	22,152
1,665	Hyundai Mobis Co., Ltd.	255,519
24,000	Minth Group, Ltd.	65,672
35,987	Motherson Sumi Systems, Ltd.	53,976
62	MRF, Ltd.	55,646
1,500	Ningbo Joyson Electronic Corp.*	3,529
2,300	Ningbo Tuopu Group Co., Ltd., Class A	23,607
3,600	Shandong Linglong Tyre Co., Ltd., Class A	13,660
		916,067

Automobiles (3.4%):

564,400	Astra International Tbk PT	250,836
1,747	Bajaj Auto, Ltd.	82,411
3,133	BYD Co., Ltd.	157,009
23,500	BYD Co., Ltd., Class H	946,610
14,924	Chongqing Changan Automobile Co., Ltd., Class A	38,710
84,000	Dongfeng Motor Group Co., Ltd., Class H	63,925
4,135	Eicher Motors, Ltd.	146,674
2,009	Ford Otomotiv Sanayi AS	32,205
177,000	Geely Automobile Holdings, Ltd.	404,527

4,500	Great Wall Motor Co., Ltd., Class A	$ 24,950
92,500	Great Wall Motor Co., Ltd., Class H	191,368
99,200	Guangzhou Automobile Group Co., Ltd.	96,243
3,348	Hero MotoCorp, Ltd.	115,525
732	Hyundai Motor Co., Ltd.	49,091
3,891	Hyundai Motor Co., Ltd.	541,569
7,717	Kia Corp.	460,513
15,497	Li Auto, Inc., ADR*	593,690
24,997	Mahindra & Mahindra, Ltd.	346,653
3,371	Maruti Suzuki India, Ltd.	362,373
37,354	NIO, Inc., ADR*	811,329
19,100	SAIC Motor Corp., Ltd.	50,888
47,846	Tata Motors, Ltd.*	250,353
11,629	Xpeng, Inc., ADR*	369,104
36,000	Yadea Group Holdings, Ltd.	70,729

  6,457,285
Banks (14.7%):

21,458	Absa Group, Ltd.	204,425
87,807	Abu Dhabi Commercial Bank	211,971
42,766	Abu Dhabi Islamic Bank Pjsc	87,416
143,000	Agricultural Bank of China, Ltd.*	64,544
724,000	Agricultural Bank of China, Ltd., Class A*	274,534
67,477	Akbank T.A.S.	32,491
57,248	Al Rajhi Bank	1,260,893
28,624	Alinma Bank	255,404
49,791	Alpha Services and Holdings SA*	43,766
53,900	AMMB Holdings Berhad	45,665
16,034	Arab National Bank	126,137
2,564	AU Small Finance Bank, Ltd.*	19,259
66,355	Axis Bank, Ltd.*	536,406
43,571	Banco Bradesco SA	119,733
1,298,706	Banco de Chile	118,231
1,979	Banco de Credito e Inversiones	57,959
24,879	Banco do Brasil SA	158,700
11,234	Banco Santander Brasil SA	61,849
2,238,136	Banco Santander Chile	90,409
10,347	Bancolombia SA	79,189
9,306	Bancolombia SA	75,356
20,207	Bandhan Bank, Ltd.	67,569
15,757	Bank AlBilad*	183,983
11,736	Bank Al-Jazira	69,899
102,800	Bank Jago TBK PT*	63,184
37,500	Bank of Beijing Co., Ltd., Class A	25,465
2,247,000	Bank of China, Ltd.*	900,279
72,500	Bank of China, Ltd., Class A*	35,321
75,999	Bank of Communications Co., Ltd., Class A	56,582
249,000	Bank of Communications Co., Ltd., Class H	172,001
20,000	Bank of Hangzhou Co., Ltd.*	44,794
36,920	Bank of Jiangsu Co., Ltd.	39,307
18,200	Bank of Nanjing Co., Ltd.	28,339
13,970	Bank of Ningbo Co., Ltd.	74,832
34,470	Bank of Shanghai Co., Ltd., Class A	33,748
62,666	Bank of the Philippine Islands	96,667
5,661	Bank Pekao SA	103,552
17,575	Banque Saudi Fransi	222,312
57,334	BDO Unibank, Inc.	115,244

2

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                                                                                                                                                                     Value

Common Stocks, continued
Banks, continued

36,846	Boubyan Bank KSCP	$ 92,900
2,330	Capitec Bank Holdings, Ltd.	284,626
135,393	Chang Hwa Commercial Bank	79,066
257,000	China Citic Bank Co., Ltd.	115,500
2,720,000	China Construction Bank	1,828,815
32,600	China Construction Bank Corp.	29,535
430,795	China Development Financial Holding Corp.	212,785
72,500	China Everbright Bank Co., Ltd.	32,628
114,000	China Everbright Bank Co., Ltd., Class H	36,943
36,144	China Merchants Bank Co., Ltd.	228,252
109,500	China Merchants Bank Co., Ltd.	744,883
69,700	China Minsheng Banking Corp., Ltd., Class A	38,772
113,300	China Minsheng Banking Corp., Ltd., Class H	40,473
197,400	CIMB Group Holdings Berhad	222,314
57,925	Commercial Bank of Qatar Qsc (The)	109,032
47,453	Commercial International Bank Egypt SAE	94,307
1,875	Credicorp, Ltd.	224,831
505,000	CTBC Financial Holding Co., Ltd.	429,105
66,215	Dubai Islamic Bank	103,929
360,783	E.Sun Financial Holding Co., Ltd.	351,626
56,719	Emirates NBD Bank PJSC	204,035
70,569	Eurobank Ergasias Services and Holdings SA*	62,824
130,178	First Abu Dhabi Bank PJSC	666,065
312,745	First Financial Holdings Co., Ltd.	276,466
73,601	Grupo Financiero Banorte SAB de C.V.	410,648
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	92,731
24,941	Gulf Bank KSCP	25,965
8,661	Hana Financial Holdings Group, Inc.	263,071
19,300	Hong Leong Bank Berhad	89,698
6,400	Hong Leong Financial Group Berhad	26,896
272,123	Hua Nan Financial Holdings Co., Ltd.	206,682
26,900	Huaxia Bank Co., Ltd., Class A	20,949
146,247	ICICI Bank, Ltd.	1,313,198
108,800	Industrial & Commercial Bank of China, Ltd., Class A	77,566
1,600,000	Industrial & Commercial Bank of China, Ltd., Class H	951,108
39,400	Industrial Bank Co., Ltd.	117,266
8,902	Industrial Bank of Korea (IBK)	66,129
132,769	Itausa — Investimentos Itau S.A.	211,602
3,082	KakaoBank Corp.*	72,088
11,725	KB Financial Group, Inc.	435,438
2,004	Komercni Banka AS	56,551
16,130	Kotak Mahindra Bank, Ltd.	340,155
43,000	Krung Thai Bank	18,854
149,171	Kuwait Finance House KSCP	424,030
102,501	Malayan Banking Bhd	199,879
106,740	Masraf Al Rayan	121,152
371	mBank SA*	18,670
325,000	Mega Financial Holdings Co., Ltd.	386,040
46,592	Metropolitan Bank & Trust	40,467
16,450	Moneta Money Bank AS	59,987
10,393	National Bank of Greece SA*	31,088
220,284	National Bank of Kuwait SAKP	749,662
64,205	National Commercial Bank	1,129,575
13,995	Nedcor, Ltd.	178,660
5,651	OTP Bank Nyrt	126,706
33,100	Ping An Bank Co., Ltd., Class A*	74,162
38,900	Postal Savings Bank of China Co., Ltd., Class A	31,356

231,000	Postal Savings Bank of China Co., Ltd., Class H^	$ 184,509
22,657	Powszechna Kasa Oszczednosci Bank Polski SA*	142,261
1,554,500	PT Bank Central Asia Tbk	757,598
533,300	PT Bank Mandiri Persero Tbk	284,761
242,400	PT Bank Negara Indonesia Tbk	127,874
1,992,042	PT Bank Rakyat Indonesia Tbk	555,729
421,800	Public Bank Berhad	418,510
27,221	Qatar International Islamic Bank QSC	79,751
43,180	Qatar Islamic Bank	264,330
129,909	Qatar National Bank	713,472
59,900	RHB Bank Bhd	77,924
41,240	Riyad Bank	353,387
1,058	Santander Bank Polska SA	55,214
11,462	Saudi Investment Bank/The	59,608
317,881	Sberbank of Russia*(a)#	6
28,200	SCB X pcl*	82,967
105,724	Shanghai Commercial & Savings Bank, Ltd. (The)	189,053
70,100	Shanghai Pudong Development Bank Co., Ltd.	83,921
12,719	Shinhan Financial Group Co., Ltd.	364,001
295,800	SinoPac Financial Holdings Co., Ltd.	167,176
35,548	Standard Bank Group, Ltd.	339,621
53,820	State Bank of India	318,202
315,390	Taishin Financial Holding Co., Ltd.	172,770
280,247	Taiwan Cooperative Financial Holding Co., Ltd.	252,892
3,719	TCS Group Holding plc, GDR*(a)	—
23,255	The Saudi British Bank	252,707
102,705	Turkiye Is Bankasi AS, Class C	27,011
97,280,589	VTB Bank PJSC(a)#	1,801
15,903	Woori Financial Group, Inc.	148,555
316,254	Yes Bank, Ltd.*	50,706
		27,661,473
Beverages (1.7%):
138,132	Ambev SA Com Npv	353,718
1,100	Anhui Gujing Distillery Co., Ltd., Class A	41,079
3,000	Anhui Gujing Distillery Co., Ltd., Class B	46,869
1,300	Anhui Kouzi Distillery Co., Ltd.	11,398
10,480	Arca Continental SAB de C.V.	69,069
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	14,888
8,700	Carabao Group pcl	26,265
42,000	China Resources Beer Holdings Co., Ltd.	318,706
1,400	Chongqing Brewery Co., Ltd., Class A	30,719
15,966	Coca-Cola Femsa S.A.B de C.V.	88,421
3,027	Compania Cervecerias Unidas SA	19,142
54,785	Fomento Economico Mexicano S.A.B. de C.V.	369,949
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	21,375
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	87,705
1,100	JiuGui Liquor Co., Ltd., Class A	30,590
2,172	Kweichow Moutai Co., Ltd.	666,329
2,400	Luzhou Laojiao Co., Ltd.	88,678
51,000	Nongfu Spring Co., Ltd., Class H	296,511
23,700	Osotspa pcl	22,994
2,744	Shanghai Bairun Investment Holding Group Co., Ltd.,
	Class A	12,339
2,160	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	104,978
1,400	Sichuan Swellfun Co., Ltd., Class A	19,380
2,600	Tsingtao Brewery Co., Ltd., Class A	40,437
14,000	Tsingtao Brewery Co., Ltd., Class H	146,007

3

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
    Beverages, continued

7,920	United Spirits, Ltd.*	$ 76,321
6,800	Wuliangye Yibin Co., Ltd., Class A	205,472
		3,209,339
Biotechnology (0.7%):
51,000	3SBio, Inc.	40,613
808	Alteogen, Inc.*	38,088
1,420	BeiGene, Ltd., ADR*^	229,827
700 1,015	Beijing Tiantan Biological Products Corp., Ltd., Class A* Ltd., Class A	2,542 23,543
600	BGI Genomics Co., Ltd.	6,434
14,923	Biocon, Ltd.	58,356
2,869	Celltrion, Inc.	395,450
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	53,187
185	Green Cross Corp.	24,056
3,270	Hualan Biological Engineering, Inc., Class A	11,151
300	Imeik Technology Development Co., Ltd., Class A	26,935
28,000	Innovent Biologics, Inc.*	127,626
1,702	Legend Biotech Corp., ADR*	93,610
1,238	Seegne, Inc.	34,565
1,000	Shanghai Junshi Biosciences Co., Ltd., Class A*	11,253
21,600	Shanghai Raas Blood Products Co., Ltd.	19,150
2,560	Shenzhen Kangtai Biological Products Co., Ltd., Class A	17,304
644	SK Bioscience Co., Ltd.*	49,920
4,000	Walvax Biotechnology Co., Ltd., Class A	28,974
2,417	Zai Lab, Ltd., ADR*	83,822
		1,376,406
Building Products (0.0%†):
3,000	Beijing New Building Materials plc	15,556
35,000	China Lesso Group Holdings, Ltd.	52,958
6,500	Zhuzhou Kibing Group Co., Ltd., Class A	12,416
		80,930

Capital Markets (1.1%):

173,524	B3 SA- Brasil Bolsa Balcao	363,436
34,376	Banco BTG Pactual SA	146,559
68,300	Bangkok Commercial Asset Management pcl, Class R	33,661
23,140	Caitong Securities Co., Ltd.	27,239
193,000	China Cinda Asset Management Co., Ltd., Class H	30,294
120,000	China Galaxy Securities Co.	69,404
44,400	China International Capital Corp., Ltd.	96,175
14,140	China Merchants Securities Co., Ltd.	30,482
21,465	Citic Securities Co., Ltd., Class A	69,596
67,850	Citic Securities Co., Ltd., Class A	152,031
5,300	CSC Financial Co., Ltd., Class A	22,917
27,993	East Money Information Co., Ltd., Class A	106,429
6,600	Everbright Securities Co., Ltd.	15,597
20,100	Founder Securities Co., Ltd., Class A	20,171
30,400	GF Securities Co., Ltd.	40,260
15,400	GF Securities Co., Ltd., Class A	43,095
12,599	Guosen Securities Co., Ltd., Class A	18,043
14,600	Guotai Junan Securities Co., Ltd.	33,210
28,600	Haitong Securities Co., Ltd.	41,986
78,800	Haitong Securities Co., Ltd.	57,936

Common Stocks, continued
Capital Markets, continued

1,000	Hithink RoyalFlush Information Network Co., Ltd.,
	Class A	$ 14,399
12,900	Huatai Securities Co., Ltd., Class A	27,418
44,600	Huatai Securities Co., Ltd., Class H	66,780
24,300	Industrial Securities Co., Ltd.	25,639
1,242	Korea Investment Holdings Co., Ltd.	59,086
10,139	Meritz Securities Co., Ltd.	35,485
9,168	Mirae Asset Securities Co., Ltd.	46,840
6,300	Nanjing Securities Co., Ltd.	7,863
2,777	NH Investment & Securities Co., Ltd.	19,389
26,240	Orient Securities Co., Ltd./China	40,169
3,779	Reinet Investments SCA	66,378
1,516	Samsung Securities Co., Ltd.	39,132
69,900	Shenwan Hongyuan Group Co., Ltd.	44,837
45,462	The Moscow Exchange*(a)#	45
304,680	Yuanta Financial Holding Co., Ltd.	201,752
5,300	Zheshang Securities Co., Ltd.	9,022

  2,122,755
Chemicals (3.2%):

5,052	Advanced Petrochemical Co.	69,248
11,215	Asian Paints, Ltd.	383,549
9,301	Berger Paints India, Ltd.	67,038
42,000	Dongyue Group, Ltd.	52,744
88,000	Formosa Chemicals & Fibre Corp.	220,969
112,000	Formosa Plastics Corp.	408,529
4,600	Guangzhou Tinci Materials Technology Co., Ltd.,
	Class A	42,794
3,276	Hanwha Chemical Corp.*	95,868
13,400	Hengli Petrochemical Co., Ltd.	44,627
10,092	Hengyi Petrochemical Co., Ltd., Class A	15,866
1,300	Hoshine Silicon Industry Co., Ltd.	22,959
60,600	Indorama Ventures pcl	80,737
9,200	Jiangsu Eastern Shenghong Co., Ltd., Class A	23,293
6,200	Kingfa Sci & Tech Co., Ltd., Class A	8,823
533	Kumho Petrochemical Co., Ltd.	57,202
1,357	LG Chem, Ltd.	540,138
226	LG Chem, Ltd.	41,913
3,900	Lomon Billions Group Co., Ltd., Class A	11,704
540	Lotte Chemical Corp.	75,029
135,824	Mesaieed Petrochemical Holding Co.	92,941
133,000	Nan Ya Plastics Corp.	371,079
9,868	National Industrialization Co.*	42,472
14,000	Ningxia Baofeng Energy Group Co., Ltd., Class A	30,745
29,450	Orbia Advance Corp SAB de CV	68,936
73,300	Petronas Chemicals Group Berhad	149,824
4,368	PhosAgro, GDR(a)#	4
2,276	PI Industries, Ltd.	73,863
4,453	Pidilite Industries, Ltd.	118,054
832,600	PT Barito Pacific Tbk	42,238
39,200	PTT Global Chemical Public Co., Ltd.	50,544
19,350	Rongsheng Petro Chemical Co., Ltd., Class A	44,591
6,466	SABIK Agri-Nutrients Co.	237,619
8,631	Sahara International Petrochemical Co.	115,730
16,339	Sasol, Ltd.*	377,642
26,296	Saudi Basic Industries Corp.	712,566
8,430	Saudi Industrial Investment Group	64,148

4

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Chemicals, continued

21,544	Saudi Kayan Petrochemical Co.*	$90,751
4,940	Shandong Hualu Hengsheng Chemical Co., Ltd.,
3,600	Class A Shanghai Putailai New Energy Technology Co., Ltd., Class A	21,574 45,493
264	Shenzhen Dynanonic Co., Ltd., Class A	16,155
388	SK Chemicals Co., Ltd.	27,562
591	SK IE Technology Co., Ltd.*	44,737
649	SKC Co., Ltd.	66,597
1,120	Skshu Paint Co., Ltd., Class A*	21,683
4,172	Sociedad Quimica y Minera de Chile SA	347,970
3,359	SRF, Ltd.	96,015
14,118	UPL, Ltd.	113,253
7,300	Wanhua Chemical Group Co., Ltd.	105,903
7,713	Yanbu National Petrochemical Co.	103,922
		5,957,641
Commercial Services & Supplies (0.1%):
108,222	China Everbright International, Ltd.	63,991
6,265	Indian Railway Catering & Tourism Corp., Ltd.	45,822
588	S1 Corp.	29,121
2,200	Shanghai M&G Stationery, Inc., Class A	18,443
		157,377

Communications Equipment (0.2%):
17,000	Accton Technology Corp.	137,545
20,500	BYD Electronic International Co., Ltd.	64,556
1,300	China Zhenhua Group Science & Technology Co., Ltd.,
	Class A	26,391
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	12,133
1,800	Yealink Network Technology Corp., Ltd., Class A	20,475
900	Zhongji Innolight Co., Ltd., Class A	4,182
8,300	ZTE Corp.	31,647
23,800	ZTE Corp., Class H	55,615
		352,544

Construction & Engineering (0.5%):
98,000	China Communications Services Corp., Ltd.	43,158
118,000	China Railway Group, Ltd.	73,444
53,400	China Railway Group, Ltd., Class A	49,042
80,500	China State Construction Engineering Corp., Ltd.	64,040
44,000	China State Construction International Holdings, Ltd.	48,757
1,727	GS Engineering & Construction Corp.	42,079
2,127	Hyundai Engineering & Construction Co., Ltd.	67,910
19,005	Larsen & Toubro, Ltd.	375,752
35,600	Metallurgical Corp. of China, Ltd.	18,629
38,400	Power Construction Corp. of China, Ltd.	45,227
4,331	Samsung Engineering Co., Ltd.*	72,295
		900,333

Construction Materials (1.0%):
1,933	ACC, Ltd.	52,013
19,842	Ambuja Cements, Ltd.	91,331
7,700	Anhui Conch Cement Co., Ltd., Class A	40,639
33,000	Anhui Conch Cement Co., Ltd., Class H	144,272
72,000	Asia Cement Corp.	106,020
25,400	BBMG Corp.	10,518
437,937	Cemex SAB de C.V.*	170,562
8,458	China Jushi Co., Ltd., Class A	22,025

Common Stocks, continued
Construction Materials, continued

122,000	China National Buildings Material Co., Ltd.	$ 130,652
78,000	China Resources Cement Holdings, Ltd.	52,478
7,494	Grasim Industries, Ltd.	125,552
900	Huaxin Cement Co., Ltd.	2,626
827	POSCO Chemical Co., Ltd.	68,392
112,100	PT Semen Indonesia (Persero) Tbk	53,682
298	Shree Cement, Ltd.	71,848
162,374	Taiwan Cement Corp.	215,649
19,200	The Siam Cement Public Co., Ltd.	203,356
3,087                                                                            Ultra Tech Cement, Ltd.    219,579
  1,781,194

Consumer Finance (0.6%):

2,667	360 DigiTech, Inc., ADR	46,139
7,885	Bajaj Finance, Ltd.	540,684
12,258	Cholamandalam Investment and Finance Co., Ltd.	96,361
15,500	JMT Network Services pcl	32,187
29,000	Krungthai Card pcl	46,840
22,256	Lufax Holding, Ltd., ADR	133,536
28,300	Muangthai Capital pcl, Class R	34,299
4,134	Muthoot Finance, Ltd.	51,184
4,769	SBI Cards & Payment Services, Ltd.	46,481
4,836	Shriram Transport Finance	79,358
27,700	Srisawad Corp pcl	38,085
		1,145,154
Containers & Packaging (0.1%):
21,248	Klabin SA	82,021
38,400	SCG Packaging pcl	60,384
1,500	Yunnan Energy New Material Co., Ltd.	56,260
		198,665

Diversified Consumer Services (0.1%):

47,790	New Oriental Education & Technology Group, Inc.*	97,784
12,817	TAL Education Group, ADR*	62,419
160,203

Diversified Financial Services (0.8%):

41,082	Chailease Holding Co., Ltd.	288,330
58,000	Far East Horizon, Ltd.	48,682
145,699	FirstRand, Ltd.	560,111
203,038	Fubon Financial Holdings Co., Ltd.	408,025
22,368	Haci Omer Sabanci Holding AS	25,409
722	Meritz Financial Group, Inc.	14,424
431,800	Metro Pacific Investments Corp.	27,728
3,371	Piramal Enterprises, Ltd.	70,803
16,878	Remgro, Ltd.	134,945
		1,578,457
Diversified Telecommunication Services (1.5%):
1,192,000	China Tower Corp., Ltd., Class H	153,594
104,000	Chunghwa Telecom Co., Ltd.	427,710
50,100	Converge Information and Communications
	Technology Solutions, Inc.*	19,234
100,092	Emirates Telecommunications Group Co. PJSC	712,075
6,670	Hellenic Telecommunications Organization SA (OTE)	116,238
18,250	Indus Towers, Ltd.	48,415
6,438	LG Uplus Corp.	63,305
34,613	Ooredoo Qsc	73,190
50,779	Operadora de Sites Mexicanos SA de CV	58,876

5

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Diversified Telecommunication Services, continued
22,338	Orange Polska SA	$ 31,340
1,422,900	PT Telekomunikasi Indonesia Tbk	382,431
497,700	Sarana Menara Nusantara Tbk PT	36,770
17,260	Saudi Telecom Co.	447,232
12,522	Telefonica Brasil SA	112,612
37,500	Telekom Malaysia Berhad	44,705
243,500	Tower Bersama Infrastructure Tbk PT	48,117
494,000	True Corp. pcl	64,361
                                                                      2,840,205

Electric Utilities (1.1%):
7,799	Adani Transmission, Ltd.*	246,919
29,992	Centrais Eletricas Brasileiras S.A	264,792
4,434	Centrais Eletricas Brasileiras S.A	39,570
4,545	CEZ AS	204,924
46,508	Companhia Energetica de Minas Gerais	92,254
657,720	ENEL Americas SA	62,459
1,011,183	ENEL Chile SA	22,876
6,011	Energisa SA	46,350
32,737	Equatorial Energia SA	142,887
952,130	Inter Rao Ues PJSC(a)#	18
15,365	Interconexion Electrica SA ESP	76,047
7,164	Korea Electric Power Corp., Ltd.*	125,307
25,730	PGE SA*	61,349
93,408	Power Grid Corp. of India, Ltd.	250,995
4,801	Public Power Corp. SA*	26,554
25,045	Saudi Electricity Co.	162,031
42,224	Tata Power Co., Ltd. (The)	108,413
61,000	Tenega Nasional Berhad	110,469
		2,044,214
Electrical Equipment (0.8%):

4,200	Contemporary Amperex Technology Co., Ltd., Class A	336,341
11,375	Doosan Heavy Industries & Construction Co., Ltd.*	170,255
1,384	Ecopro BM Co., Ltd.	121,459
3,801	Eve Energy Co., Ltd., Class A*	55,519
1,050	Ginlong Technologies Co., Ltd., Class A	33,489
7,790	Havells India, Ltd.	108,558
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A*	43,443
624	LG Energy Solution*	178,910
13,176	Nari Technology Co., Ltd.	53,264
2,900	Sungrow Power Supply Co., Ltd., Class A	42,715
3,200	Sunwoda Electronic Co., Ltd., Class A*	15,144
400	Suzhou Maxwell Technologies Co., Ltd., Class A	29,379
7,200	TBEA Co., Ltd., Class A	29,527
2,000	Voltronic Power Technology Corp.	97,096
66,000	Walsin Lihwa Corp.	79,923
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.^	23,248
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	36,769
3,500	Zhejiang Chint Electrics Co., Ltd., Class A	18,802
15,800	Zhuzhou CRRC Times Electric Co., Ltd., Class H	78,211
		1,552,052

Electronic Equipment, Instruments & Components (2.7%):
18,500	AAC Technologies Holdings, Inc.	42,755
222,000	AU Optronics Corp.*	121,788
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	18,911
8,500	Delta Electronics Thailand pcl	79,929
57,000	Delta Electronics, Inc.	422,291

Common Stocks, continued
Electronic Equipment, Instruments & Components, continued

24,000	E Ink Holdings, Inc.	$ 151,466
9,699	Foxconn Industrial Internet Co., Ltd., Class A	14,249
8,100	GoerTek, Inc., Class A	40,767
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd.,

	Class A	23,710
354,000	Hon Hai Precision Industry Co., Ltd.	1,295,036
606	Iljin Materials Co., Ltd.	32,692
48,600	Inari Amertron Berhad	29,048
266,000	Innolux Corp.	108,136
19,500	Kingboard Holdings, Ltd.	73,757
37,500	Kingboard Laminates Holdings, Ltd.	46,363
659	L&F Co., Ltd.*	106,359
3,000	Largan Precision Co., Ltd.	174,173
11,400	Lens Technology Co., Ltd., Class A	18,847
6,031	LG Display Co., Ltd.	67,441
404	LG Innotek Co., Ltd.	106,438
4,700	Lingyi iTech Guangdong Co., Class A*	3,525
14,559	Luxshare Precision Industry Co., Ltd.	73,720
864	Maxscend Microelectronics Co., Ltd., Class A	17,477
7,000	Nan Ya Printed Circuit Board Corp.	60,933
1,200	NAURA Technology Group Co., Ltd., Class A	49,678
4,200	OFILM Group Co., Ltd., Class A*	4,217
1,281	Raytron Technology Co., Ltd., Class A	7,603
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	177,747
1,571	Samsung SDI Co., Ltd.	644,871
3,800	Shengyi Technology Co., Ltd., Class A	9,644
1,820	Shennan Circuits Co., Ltd., Class A	25,526
20,800	Sunny Optical Technology Group Co., Ltd.	338,473
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	23,986
41,000	Synnex Technology International Corp.	73,294
14,000	Tianma Microelectronics Co., Ltd., Class A	20,852
35,000	Unimicron Technology Corp.	185,616
6,300	Unisplendour Corp., Ltd., Class A*	18,290
1,700	Wingtech Technology Co., Ltd.	21,608
47,960	WPG Holdings, Ltd.	89,185
6,350	Wuhan Guide Infrared Co., Ltd.	12,230
1,650	WUS Printed Circuit Kunshan Co., Ltd., Class A	3,647
12,377	Yageo Corp.	127,617
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	22,604
19,000	Zhen Ding Technology Holding, Ltd.	65,750
		5,052,249
Energy Equipment & Services (0.1%):

48,000	China Oilfield Services, Ltd.	47,577
126,200	Dialog Group Berhad	61,036

108,613

Entertainment (1.1%):
500,000	Alibaba Pictures Group, Ltd.*	49,231
4,913	Bilibili, Inc., ADR*	125,773
2,170	CD Projekt SA	46,474
400	G-Bits Network Technology Xiamen Co., Ltd.	23,229
455	HYBE Co., Ltd.*	51,175
9,347	IQIYI, Inc., ADR*	39,257
870	Kakao Games Corp.*	33,562
28,000	Kingsoft Corp., Ltd.	109,736
603	Krafton, Inc.*	102,039
4,000	Mango Excellent Media Co., Ltd., Class A*	19,984
483	Ncsoft Corp.	130,193

6

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued Entertainment, continued
60,175	NetEase, Inc.	$ 1,126,203
657	Netmarble Corp.	34,950
810	Pearl Abyss Corp.*	32,006
7,050	Perfect World Co., Ltd., Class A	15,199
20,844	Tencent Music Entertainment Group, ADR*	104,637
4,800	Wuhu Sanqi Interactive Entertainment Network
	Technology Group Co., Ltd., Class A	15,319
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	11,082
		2,070,049
Equity Real Estate Investment Trusts (0.1%):
96,015	Fibra UNO Amdinistracion SA	95,659
89,688	Growthpoint Properties, Ltd.	68,092
		163,751

Food & Staples Retailing (1.2%):
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	44,385
4,988	Avenue Supermarts, Ltd.*	215,564
27,700	Berli Jucker pcl	25,494
157	BGF Retail Co., Ltd.	22,857
10,042	Bid Corp., Ltd.	191,161
12,876	BIM Birlesik Magazalar AS	62,498
41,302	Cencosud SA	52,596
7,085	Clicks Group, Ltd.	119,642
166,700	CP All pcl	283,288
1,473	Dino Polska SA*	105,225
631	E-Mart Co., Ltd.	51,392
10,020	Magnit PJSC, GDR(a)#	10
16,000	President Chain Store Corp.	146,554
32,016	Raia Drogasil SA	117,470
14,686	Shoprite Holdings, Ltd.	178,976
414,900	Sumber Alfaria Trijaya Tbk PT	56,840
5,844	The Spar Group, Ltd.	49,895
152,530	Wal-Mart de Mexico SAB de C.V.	526,000
3,565	X5 Retail Group NV, GDR(a)#	4
1,456	Yifeng Pharmacy Chain Co., Ltd., Class A	11,491
		2,261,342

Food Products (2.0%):
4,930	Almarai Co. JSC	68,925
7,000	Beijing Dabeinong Technology Group Co., Ltd.*	8,192
21,374	BRF SA*	55,509
2,902	Britannia Industries, Ltd.	127,548
107,900	Charoen Pokphand Foods Public Co., Ltd.	79,436
110,000	China Feihe, Ltd.	126,707
274,400	China Huishan Dairy Holdings Co., Ltd.*	—
86,000	China Mengniu Dairy Co., Ltd.	429,812
245	CJ CheilJedang Corp.	71,645
75,500	Dali Foods Group Co., Ltd.	40,180
7,950	Foshan Haitian Flavouring & Food Co., Ltd.	107,474
700	Fu Jian Anjoy Foods Co., Ltd., Class A	17,586
5,255	Gruma, SAB de C.V., Class B	58,171
38,987	Grupo Bimbo SAB de C.V., Series A, Class A	126,767
3,800	Guangdong Haid Group Co., Ltd., Class A	34,097
5,400	Henan Shuanghui Investment & Development Co., Ltd.	23,643
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	59,401
90,500	IOI Corp. Berhad	78,904
22,213	JBS SA	134,096
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A*	2,814

Common Stocks, continued
Food Products, continued
1,500	Jonjee Hi-Tech Industrial And Commercial Holding
	Co., Ltd.*	$ 7,775
700	Juewei Food Co., Ltd., Class A	6,055
12,600	Kuala Lumpur Kepong Berhad	62,764
16,791	Marico, Ltd.	101,753
179,400	Monde Nissin Corp.*	42,384
9,772	Muyuan Foodstuff Co., Ltd.	80,773
1,031	Nestle India, Ltd.	228,274
2,000	Nestle Malaysia Bhd	60,168
10,600	New Hope Liuhe Co., Ltd., Class A*	24,255
721	Orion Corp./ Republic of Korea	57,806
20,980	PPB Group Berhad	75,547
213,700	PT Charoen Pokphand Indonesia Tbk	86,064
76,600	PT Indofood CBP Sukses Makmur Tbk	49,146
127,500	PT Indofood Sukses Makmur Tbk	60,367
32,650	QL Resources Berhad	38,537
59,200	Sime Darby Plantation Bhd	58,203
18,076	Tata Consumer Products, Ltd.	161,850
56,100	Thai Union Frozen Products pcl	27,167
9,830	The Savola Group	88,052
58,000	Tingyi (Caymen Is) Holding Corp.	99,504
6,800	Tongwei Co., Ltd., Class A	60,965
43,000	Uni-President China Holdings, Ltd.	36,915
137,000	Uni-President Enterprises Corp.	308,826
32,810	Universal Robina Corp.	66,091
163,000	Want Want China Holdings, Ltd.	142,161
13,060	Wens Foodstuffs Group Co., Ltd.	41,558
16,000	Yihai International Holding, Ltd.	58,622
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A*	21,011
                                                                       3,803,500

Gas Utilities (0.7%):

18,500	Beijing Enterprises Holdings, Ltd.	65,885
93,800	China Gas Holdings, Ltd.	145,030
26,000	China Resources Gas Group, Ltd.	122,323
23,200	ENN Energy Holdings, Ltd.	381,645
40,303	GAIL India, Ltd.	69,057
8,251	Indraprastha Gas, Ltd.	37,238
124,000	Kunlun Energy Co., Ltd.	101,771
25,200	Petronas Gas Berhad	94,050
		1,258,826
Health Care Equipment & Supplies (0.2%):

54,400	Hartalega Holdings Berhad	37,800
7,970	Adani Total Gas, Ltd.	241,827
2,280	Jafron Biomedical Co., Ltd., Class A	17,355
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	3,453
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	21,395
20,000	Microport Scientific Corp.*	59,229
1,680	Ovctek China, Inc., Class A	14,379
548	SD Biosensor, Inc.	16,435
72,000	Shandong Weigao Group Medical Polymer Co., Ltd.,
	Class H	84,911
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd.,
	Class A	98,464
155,200	Top Glove Corp. Berhad	36,649
		390,070
7

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Health Care Providers & Services (0.7%):
8,864	Aier Eye Hospital Group Co., Ltd., Class A*	$ 59,425
3,000	Apollo Hospitals Enterprise, Ltd.	140,105
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	213,363

13,700	Bumrungrad Hospital pcl	69,439
2,640	Celltrion Healthcare Co., Ltd.	139,654
2,203	Dr Sulaiman Al Habib Medical Services Group Co.	114,022
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A*	17,280
125,780	Hapvida Participacoes e Investimentos SA	131,479
3,300	Huadong Medicine Co., Ltd., Class A	22,318
9,200	Hygeia Healthcare Holdings Co., Ltd.*	61,449
60,100	IHH Healthcare Berhad	88,240
46,000	Jinxin Fertility Group, Ltd.	42,528
600	Jointown Pharmaceutical Group Co., Ltd.	1,068
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	12,751
1,233	Mouwasat Medical Services Co.	70,129
9,527	Rede D’Or Sao Luiz SA	52,761
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,147
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	42,301
34,400	Sinopharm Group Co., Series H	84,074
700	Topchoice Medical Corp., Class A*	18,273
		1,385,806
Health Care Technology (0.1%): 130,000 Alibaba Health Information Technology, Ltd.* 91,862
14,300	Ping An Healthcare and Technology Co., Ltd.*	43,301
1,090	Winning Health Technology Group Co., Ltd.*	1,433
		136,596

Hotels, Restaurants & Leisure (0.9%):
231,900	Asset World Corp. pcl	32,057
3,600	China International Travel Service Corp., Ltd., Class A*	125,810
67,600	Genting Berhard	69,729
86,800	Genting Malaysia Berhad	55,990
33,000	Haidilao International Holding, Ltd.*^	78,860
5,524	Huazhu Group, Ltd., ADR	210,464
20,000	Jiumaojiu International Holdings, Ltd.	54,140
15,230	Jollibee Foods Corp.	56,407
11,750	Jubilant Foodworks, Ltd.*	76,458
2,483	Kangwon Land, Inc.*	48,661
101,900	Minor International pcl*	98,058
7,104	OPAP SA	102,049
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	24,719
6,660	Songcheng Performance Development Co., Ltd.,
	Class A	15,303
11,781	Yum China Holdings, Inc.	571,379
		1,620,084
Household Durables (0.4%):
700	Ecovacs Robotics Co., Ltd., Class A	12,771
66,800	Haier Smart Home Co., Ltd., Class H	250,915
2,982	LG Electronics, Inc.	203,315
5,000	Nien Made Enterprise Co., Ltd.	49,310
1,400	Oppein Home Group, Inc., Class A*	31,547
11,900	Qingdao Haier Co., Ltd.	48,904
28,400	TCL Corp., Class A	20,367
1,893	Woongjin Coway Co., Ltd.	93,263
1,600	Zhejiang Supor Co., Ltd., Class A	13,484
		723,876
Common Stocks, continued Household Products (0.4%):
23,740	Hindustan Unilever, Ltd.	$ 671,709
38,309	Kimberl- Clark de Mexico SAB de C.V.	51,887
189,400	PT Unilever Indonesia Tbk	60,639
15,000	Vinda International Holdings, Ltd.^	38,457
		822,692
Independent Power and Renewable Electricity Producers (1.0%):

211,560	AC Energy Corp.	30,894
2,070	ACWA Power Co.*	82,490
9,102	Adani Green Energy, Ltd.*	222,822
21,119	Adani Power, Ltd.*	70,448
26,100	B Grimm Power pcl	25,888
213,000	Cgn Power Co., Ltd., Class H	51,952
96,000	China Longyuan Power Group Corp.	187,255
41,500	China National Nuclear Power Co., Ltd.	42,620
136,000	China Power International Develpoment, Ltd.	86,599
58,000	China Resources Power Holdings Co.	120,124
38,500	China Three Gorges Renewables Group Co., Ltd.*	36,242
40,400	China Yangtze Power Co., Ltd.	139,627
2,400	Electricity Genera pcl	11,992
43,600	Energy Absolute Public Co., Ltd.	100,749
7,616	Engie Brasil Energia SA	60,108
25,400	Global Power Synergy pcl	46,432
87,800	Gulf Energy Development pcl, Class R	115,661
13,900	Huadian Power International Corp, Ltd., Class A	8,179
126,000	Huaneng Power International, Inc., Class H	63,462
114,179	NTPC, Ltd.	206,808
16,900	Ratch Group pcl	18,302
20,900	SDIC Power Holdings Co., Ltd., Class A	32,813
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	39,029
		1,800,496
Industrial Conglomerates (1.0%):

58,230	Aboitiz Equity Ventures, Inc.	50,382
88,657	Alfa SAB de CV, Class A	62,972
8,220	Ayala Corp.	89,710
7,824	Bidvest Group, Ltd.	100,871
176,000	Citic, Ltd.	178,655
403	CJ Corp.	24,140
68,000	Far Eastern New Century Corp.	72,900
86,500	Fosun International, Ltd.	80,079
15,971	Grupo Carso SAB de C.V.	59,541
2,295	GT Capital Holdings, Inc.	20,414
15,300	Hap Seng Consolidated Berhad	24,768
44,815	Industries Qatar Q.S.C.	196,863
101,484	JG Summit Holdings, Inc.	89,803
20,331	KOC Holdings AS	44,707
2,559	LG Corp.	154,004
1,863	Mytilineos SA	27,482
2,613	Samsung C&T Corp.	248,087
2,872	Siemens, Ltd.	87,415
62,100	Sime Darby Berhad	30,038
967	SK, Inc.	160,957
7,815	SM Investments Corp.	111,204
31,448	Turkiye Sise ve Cam Fabrikalari AS	40,616
		1,955,608
Insurance (2.4%):

1,153	Bajaj Finserv, Ltd.	159,990

8

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued Insurance, continued
17,305	BB Seguridade Participacoes SA	$ 85,849
1,686	Bupa Arabia For Cooperative Insurance Co.	71,755
224,137	Cathay Financial Holding Co., Ltd.	383,917
204,000	China Life Insurance Co., Ltd.	354,074
6,100	China Life Insurance Co., Ltd.	28,392
13,000	China Pacific Insurance Group Co., Ltd., Class A*	45,752
75,600	China Pacific Insurance Group Co., Ltd., Class H	185,312
49,200	China Taiping Insurance Holdings Co., Ltd.	60,834
1,303	DB Insurance Co., Ltd.	61,597
14,555	Discovery, Ltd.*	114,858
22,395	HDFC Life Insurance Co., Ltd.	156,274
6,280	ICICI Lombard General Insurance Co., Ltd.	89,265
9,176	ICICI Prudential Life Insurance Co., Ltd.	56,938
887	Meritz Fire & Marine Insurance Co., Ltd.	22,773
27,000	New China Life Insurance Co., Ltd.	76,753
4,500	New China Life Insurance Co., Ltd., Class A	21,673
145,915	Old Mutual, Ltd.^	99,118
178,000	People’s Insurance Co. Group of China, Ltd. (The)	54,524
28,100	People’s Insurance Co. Group of China, Ltd. (The)	21,260
202,000	Picc Property & Casuality Co., Ltd., Class H	210,650
174,500	Ping An Insurance Group Co. of China, Ltd.	1,207,855
20,800	Ping An Insurance Group Co. of China, Ltd.	145,279
17,119	Powszechny Zaklad Ubezpieczen SA	114,875
846	Samsung Fire & Marine Insurance Co., Ltd.	131,636
1,838	Samsung Life Insurance Co., Ltd.	88,774
52,992	Sanlam, Ltd.	172,493
14,052	SBI Life Insurance Co., Ltd.	192,778
320,614	Shin Kong Financial Holdings Co., Ltd.	94,513
16,500	Zhongan Online P&c Insurance Co., Ltd.*	54,869
		4,564,630
Interactive Media & Services (5.7%):
1,931	Autohome, Inc., ADR	75,946
8,252	Baidu, Inc., ADR*	1,227,320
2,379	Info Edge India, Ltd.	113,453
1,413	JOYY, Inc., ADR	42,192
9,048	Kakao Corp.	487,908
2,411	Kanzhun, Ltd., ADR*	63,361
3,651	NAVER Corp.	677,520
177,300	Tencent Holdings, Ltd.	8,052,018
3,760	VK Co., Ltd., GDR*(a)#	—
1,711	Weibo Corp., ADR*	39,575
9,068	Yandex NV, Class A*(a)#	—
		10,779,293

Internet & Direct Marketing Retail (6.8%):
432,372	Alibaba Group Holding, Ltd.*	6,167,819
10,438	Allegro.eu SA*	55,827
13,210	Americanas SA	33,903
320	CJ ENM Co., Ltd.	23,124
88,000	HengTen Networks Group, Ltd.*	32,333
57,200	JD Com, Inc.	1,849,557
29,550	JD Health International, Inc.*	237,659
116,800	Meituan*	2,951,598
1,200	momo.com, Inc.	25,771
965	Ozon Holdings plc, ADR*(a)	—
321	Ozon Holdings plc, ADR*(a)	—
12,377	Pinduoduo, Inc., ADR*	764,899

Common Stocks, continued
Internet & Direct Marketing Retail, continued
31,200	Tongcheng Travel Holdings, Ltd.*	$ 68,619
14,928	Trip.com Group, Ltd., ADR*	409,774
14,042	Vipshop Holdings, Ltd., ADR*	138,875
36,888	Zomato, Ltd.*	25,231
		12,784,989

IT Services (2.3%):

6,000	Beijing Sinnet Technology Co., Ltd.	9,356
68,000	Chinasoft International, Ltd.	69,415
9,100	DHC Software Co., Ltd., Class A	8,608
533	Elm Co.	36,275
22,296	GDS Holdings, Ltd., Class A*	94,296
30,764	HCL Technologies, Ltd.	379,881
95,964	Infosys, Ltd.	1,785,958
1,779	Larsen & Toubro Infotech, Ltd.	89,784
1,858	Mindtree, Ltd.	68,096
2,194	Mphasis Ltd.	63,902
1,016	Samsung SDS Co., Ltd.	101,963
26,402	Tata Consultancy Services, Ltd.	1,094,294
16,690	Tech Mahindra, Ltd.	211,790
25,000	Travelsky Technology, Ltd., Series H	49,389
39,340	Wipro, Ltd.	207,732
		4,270,739
Leisure Products (0.1%):

8,000	Giant Manufacturing Co., Ltd.	64,510
2,720	HLB, Inc.*	74,448
		138,958

Life Sciences Tools & Services (1.0%):

4,021	Divi’s Laboratories, Ltd.	185,159
36,000	Genscript Biotech Corp.*	130,858
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	30,844
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H	35,899
1,200	Joinn Laboratories China Co., Ltd., Class A	20,440
3,150	Pharmaron Beijing Co., Ltd., Class A	45,021
4,800	Pharmaron Beijing Co., Ltd., Class H	48,259
520	Samsung Biologics Co., Ltd.*	316,679
5,208	WuXi AppTec Co., Ltd., Class A	81,114
9,036	WuXi AppTec Co., Ltd., Class H	120,650
102,000	Wuxi Biologics Cayman, Inc.*	939,602
		1,954,525
Machinery (0.7%):
4,185	AirTac International Group*	139,297
51,000	China Conch Venture Holdings, Ltd.	111,182
7,100	China CSSC Holdings, Ltd., Class A	20,157
45,100	CRRC Corp., Ltd., Class A	35,059
1,481	Doosan Bobcat, Inc.	33,065
23,000	Haitian International Holdings, Ltd.	58,873
378	Hyundai Heavy Industries Co., Ltd.*	41,685
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	28,687
1,191	Korea Shipbuilding & Offshore*	86,223
4,400	Riyue Heavy Industry Co., Ltd., Class A	16,765
19,664	Samsung Heavy Industries Co., Ltd., Class R*	92,093
36,000	Sany Heavy Equipment International Holdings Co., Ltd.	38,662
15,600	Sany Heavy Industry Co., Ltd.	44,491
4,050	Shenzhen Inovance Technology Co., Ltd.	39,901
26,000	Sinotruk Hong Kong, Ltd.	36,763

9

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Machinery, continued
51,440	WEG SA	$ 260,007
15,600	Weichai Power Co., Ltd., Class A	29,137
58,000	Weichai Power Co., Ltd., Class H	93,583
2,720	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	25,762
30,200	XCMG Construction Machinery Co., Ltd.	24,357
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	10,618
14,800	Zoomlion Heavy Industry Science and Technology Co.,
	Ltd., Class A	13,638
47,600	Zoomlion Heavy Industry Science and Technology Co.,
Ltd., Class H                                                                    25,474
  1,305,479
Marine (0.5%):
351,274	Cia Sud Americana de Vapores SA	31,401
92,950	COSCO SHIPPING Holdings Co., Ltd.	130,058
26,260	COSCO SHIPPING Holdings Co., Ltd., Class A	54,719
71,835	Evergreen Marine Corp., Ltd.	204,135
8,078	HMM Co., Ltd.	153,259
36,500	MISC Berhad	58,833
3,500	Orient Overseas International, Ltd.	93,102
6,819	Pan Ocean Co., Ltd.	31,249
18,700	Wan Hai Lines, Ltd.	74,912
49,000	Yang Ming Marine Transport Corp.	135,459
		967,127

Media (1.0%):
2,304	Cheil Worldwide, Inc.	42,214
12,600	China Literature, Ltd.*	62,034
6,903	Cyfrowy Polsat SA	32,777
37,199	Focus Media Information Technology Co., Ltd., Class A	37,494
63,219	Grupo Televisa SAB	103,801
49,000	Kuaishou Technology*	549,556
11,118	MultiChoice Group, Ltd.	79,177
6,309	Naspers, Ltd.	923,306
806	Saudi Research Media Group*	40,380
		1,870,739

Metals & Mining (3.7%):
208,700	Adaro Minerals Indonesia Tbk PT*	22,160
3,562	African Rainbow Minerals, Ltd.	46,932
77,337	Alrosa PAO(a)#	1
116,000	Aluminum Corp. of China, Ltd.	44,699
271,200	Aneka Tambang Tbk	32,648
1,515	Anglo American Platinum, Ltd.	133,027
11,940	AngloGold Ashanti, Ltd.	176,219
30,300	Baoshan Iron & Steel Co., Ltd., Class A	27,277
72,000	China Hongqiao Group, Ltd.	82,616
58,500	China Molybdenum Co., Ltd., Class A	50,163
87,000	China Molybdenum Co., Ltd., Class H	49,477
7,200	China Northern Rare Earth Group High-Tech Co., Ltd.,
	Class A	37,935
350,000	China Steel Corp.	334,702
6,579	Cia de Minas Buenaventura SA, ADR	43,421
22,695	Companhia Siderurgica Nacional SA (CSN)	66,963
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	67,965
2,000	Ganfeng Lithium Co., Ltd.	44,520
10,920	Ganfeng Lithium Co., Ltd., Class H	122,452
13,600	GEM Co., Ltd., Class A	18,520
26,426	Gold Fields	246,822

Common Stocks, continued
Metals & Mining, continued

89,412	Grupo Mexico SAB de C.V., Series B, Class B	$ 370,334
17,328	Harmony Gold Mining Co., Ltd.	54,087
38,889	Hindalco Industries, Ltd.	167,216
3,115	Hyundai Steel Co.	77,208
24,831	Impala Platinum Holdings, Ltd.	276,807
4,401	Industrias Penoles SAB de C.V.	40,760
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.	31,043
34,000	Jiangxi Copper Co., Ltd.	47,134
6,400	Jiangxi Copper Co., Ltd., Class A	17,074
7,560	Jindal Steel & Power, Ltd.	31,592
20,924	JSW Steel, Ltd.	149,866
3,845	KGHM Polska Miedz SA*	102,444
245	Korea Zinc Co.	91,998
1,769	Kumba Iron Ore, Ltd.	57,442
326,684	Merdeka Copper Gold Tbk PT*	87,583
1,857	MMC Norilsk Nickel PJSC(a)#	—
76,000	MMG, Ltd.*	28,326
10,071	Northam Platinum Holdings, Ltd.*	106,098
42,350	Novolipetsk Steel PJSC(a)#	1
10,301	Polymetal International plc(a)#	—
1,026	Polyus PJSC(a)#	—
2,151	POSCO	382,810
92,000	Press Metal Aluminium Holdings Bhd	99,471
26,058	Saudi Arabian Mining Co.*	346,916
6,613	Severstal(a)#	7
8,120	Shandong Gold Mining Co., Ltd.	22,245
14,000	Shandong Gold Mining Co., Ltd., Class H	24,281
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	21,583
14,400	Shanxi Meijin Energy Co., Ltd., Class A	26,294
6,600	Shenghe Resources Holding Co., Ltd., Class A	22,374
77,036	Sibanye Stillwater, Ltd.	191,533
2,541	Southern Copper Corp.	126,567
19,645	Tata Steel, Ltd.	216,151
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	15,959
84,297	United Co. RUSAL International PJSC*(a)#	2
52,400	Vale Indonesia Tbk PT*	19,895
114,715	Vale SA	1,678,339
21,274	Vedanta, Ltd.	60,207
5,040	Yintai Gold Co., Ltd.	7,339
1,200	YongXing Special Materials Technology Co., Ltd.,
	Class A	27,376
24,000	Zhaojin Mining Industry Co., Ltd., Class H*	20,702
3,380	Zhejiang Huayou Cobalt Co., Ltd., Class A	48,421
172,000	Zijin Mining Group Co., Ltd.	213,800
38,700	Zijin Mining Group Co., Ltd.	54,207
		7,012,011
Multiline Retail (0.3%):
72,375	Central Retail Corp. pcl	71,777
28,913	Lojas Renner SA	124,981
218	Lotte Shopping Co., Ltd.	17,480
84,931	Magazine Luiza SA	37,979
22,077	S.A.C.I. Falabella	51,751
6,235	Trent, Ltd.	84,948
30,415	Woolworths Holdings, Ltd.	101,603
		490,519

Multi-Utilities (0.0%†):

16,879	Qatar Electricity & Water Co.	81,338

10

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Oil, Gas & Consumable Fuels (4.9%):
24,317	Bharat Pertoleum Corp., Ltd.	$ 95,095
45,000	China Coal Energy Co., Ltd., Class H	38,608
34,000	China Petroleum & Chemical Corp., Class A	20,703

708,000	China Petroleum & Chemical Corp., Class H	318,170
10,100	China Shenhua Energy Co., Ltd.	50,148
104,500	China Shenhua Energy Co., Ltd.	302,884
45,000	China Suntien Green Energy Corp., Ltd., Class H	23,253
38,180	Coal India, Ltd.	89,873
30,707	Cosan sa industria e Comercio	106,799
8,500	COSCO SHIPPING Energy Transportation Co., Ltd.,
	Class A	13,161
143,502	Ecopetrol SA	78,057
9,515	Empresas Copec SA	70,232
7,210	Exxaro Resources, Ltd.	88,010
31,000	Formosa Petrochemical Corp.	97,750
354,974	Gazprom PJSC(a)#	6
1,948	GS Holdings	62,935
14,700	Guanghui Energy Co., Ltd., Class A	23,078
22,086	Hindustan Petroleum Corp., Ltd.	60,807
1,660	Hyundai Heavy Industries Holdings Co., Ltd.	76,093
74,352	Indian Oil Corp., Ltd.	70,001
22,700	Inner Mongolia Yitai Coal Co., Ltd., Class B*	37,133
12,219	LUKOIL PJSC(a)#	—
13,557	MOL Hungarian Oil And Gas plc	105,119
2,722	Novatek PJSC, GDR(a)#	3
75,771	Oil & Natural Gas Corp., Ltd.	145,197
20,015	Petro Rio SA*	84,108
45,900	PetroChina Co., Ltd., Class A	36,248
614,000	PetroChina Co., Ltd., Class H	289,009
136,398	Petroleo Brasileiro SA	728,009
107,298	Petroleo Brasileiro SA	626,207
11,400	Petronas Dagangan Berhad	54,691
21,431	Petronet LNG, Ltd.	59,066
8,883	Polski Koncern Naftowy Orlen SA	136,247
49,036	Polskie Gornictwo Naftowe i Gazownictwo SA	62,547
427,800	PT Adaro Energy Tbk	82,035
58,000	PT United Tractors Tbk	110,390
40,500	PTT Exploration & Production pcl	182,380
290,200	PTT pcl	280,146
14,235	Qatar Fuel QSC	69,776
46,623	Qatar Gas Transport Co., Ltd.	47,911
13,408	Rabigh Refining & Petrochemical Co.*	61,090
85,510	Reliance Industries, Ltd.*	2,815,757
34,912	Rosneft Oil Co. PJSC(a)#	1
66,559	Saudi Arabian Oil Co.	688,701
26,100	Shaanxi Coal Industry Co., Ltd.	82,914
10,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A	21,319
1,502	SK Innovation Co., Ltd.	222,827
1,367	S-Oil Corp.	109,107
171,452	Surgutneftegas PJSC(a)#	3
199,091	Surgutneftegas Prefernce(a)#	4
43,241	Tatneft PJSC(a)#	1
34,500	Thai Oil Public Co., Ltd.	50,571
4,521	Tupras-Turkiye Petrol Rafine*	71,790
21,910	Ultrapar Participacoes SA	51,542
50,000	Yankuang Energy Group Co., Ltd.	158,763
		9,156,275

Common Stocks, continued
Paper & Forest Products (0.2%):
33,569	Empresas CMPC SA	$ 55,814
49,000	Nine Dragons Paper Holdings, Ltd.	41,527
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	43,747
21,464	Suzano SA	203,816
		344,904

Personal Products (0.4%):

819	Amorepacific Corp.	82,216
863	Amorepacific Group	24,857
3,754	Colgate-Palmolive India, Ltd.	70,725
16,996	Dabur India, Ltd.	106,863
11,217	Godrej Consumer Products, Ltd.*	107,725
22,000	Hengan International Group Co., Ltd.	103,345
273	LG Household & Health Care, Ltd.	143,099
60	LG Household & Health Care, Ltd.	15,102
24,589	Natura & Co. Holding SA	63,060
		716,992
Pharmaceuticals (1.2%):
10,803	Aspen Pharmacare Holdings, Ltd.	92,569
500	Asymchem Laboratories Tianjin Co., Ltd., Class A	21,622
5,586	Aurobindo Pharma, Ltd.	36,331
900	Betta Pharmaceuticals Co., Ltd.	8,186
2,400	CanSino Biologics, Inc., Class H*	24,609
533	Celltrion Pharm, Inc.*	32,353
800	Changchun High & New Technology Industry Group,
	Inc., Class A	27,947
43,000	China Medical System Holdings, Ltd.	67,208
266,000	China Pharmaceutical Enterprise & Investment Corp.	264,782
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	61,871
14,918	Cipla, Ltd.	173,423
3,142	Dr Reddy’s Laboratories, Ltd.	174,979
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
	Ltd., Class A	13,698
185	Hanmi Pharm Co., Ltd.	43,927
36,000	Hansoh Pharmaceutical Group Co., Ltd.	72,734
2,402	Hutchison China MediTech, Ltd., ADR*	30,361
10,611	Hypera SA	77,136
10,927	Jiangsu Hengrui Medicine Co., Ltd.	60,653
5,585	Lupin, Ltd.	43,275
2,704	Nanjing King-Friend Biochemical Pharmaceutical Co.,
	Ltd.	11,402
658,200	PT Kalbe Farma Tbk	73,353
3,821	Richter Gedeon Nyrt	69,229
3,300	Shanghai Fosun Pharmaceutical Group Co., Ltd.	21,764
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	63,114
6,720	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	24,401
282,750	Sino Biopharmaceutical, Ltd.	182,101
798	SK Biopharmaceuticals Co., Ltd.*	46,135
23,631	Sun Pharmaceutical Industries, Ltd.	248,484
1,214	Torrent Pharmaceuticals, Ltd.	44,013
1,667	Yuhan Corp.	72,017
3,080	Yunnan Baiyao Group Co., Ltd.	27,875
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.*	69,445
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.*	21,654
5,184	Zhejiang NHU Co., Ltd., Class A	17,683
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	3,892
		2,324,226
11

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Real Estate Management & Development (2.1%):
126,385	Aldar Properties PJSC	$ 153,305
11,500	A-Living Services Co., Ltd., Class H	18,797
182,900	Ayala Land, Inc.	84,728
78,422	Barwa Real Estate Co.	71,962
58,200	Central Pattana pcl	100,560
60,000	China Everbright Environment Group, Ltd.*	11,045
166,000	China Jinmao Holdings Group, Ltd.	45,541
13,300	China Merchants Shekou Industrial Zone Holdings Co.,

	Ltd., Class A	26,751
108,500	China Overseas Land & Investment, Ltd.	347,106
55,000	China Overseas Property Holdings, Ltd.	59,712
94,000	China Resources Land, Ltd.	444,579
14,200	China Resources Mixc Lifestyle Services, Ltd.	71,327
18,800	China Vanke Co., Ltd., Class A	57,854
50,600	China Vanke Co., Ltd., Class H	129,218
20,000	CIFI Ever Sunshine Services Group, Ltd.	25,940
117,936	CIFI Holdings Group Co., Ltd.	59,991
231,000	Country Garden Holdings Co., Ltd.^	145,581
55,000	Country Garden Services Holdings Co., Ltd.	250,305
14,300	Dar Al Arkan Real Estate Development Co.*	41,061
17,411	DLF, Ltd.	69,098
9,596	Emaar Economic City*	25,296
115,979	Emaar Properties PJSC	164,475
6,000	Future Land Holdings Co., Ltd.	22,912
10,300	Gemdale Corp., Class A	20,745
3,334	Godrej Properties, Ltd.*	50,045
22,000	Greentown China Holdings, Ltd.	45,676
44,000	Greentown Service Group Co., Ltd.	49,895
24,200	Hopson Development Holdings, Ltd.^	37,043
12,500	Jinke Properties Group Co., Ltd., Class A	5,367
8,464	KE Holdings, Inc., ADR*	151,929
227,100	Land & Houses Public Co., Ltd.	53,693
43,000	Logan Property Holdings Co., Ltd.	11,349
51,000	Longfor Group Holdings, Ltd.	245,735
15,107	Mabanee Co KPSC	37,127
13,626	NEPI Rockcastle plc	72,882
30,600	Poly Real Estate Group Co., Ltd., Class A	80,079
30,984	Ruentex Development Co., Ltd.	76,436
62,000	Seazen Group, Ltd.*	31,339
44,500	Shanghai Lujiazue	39,138
42,000	Shimao Property Holdings, Ltd.^	20,865
294,200	SM Prime Holdings, Inc.	195,596
81,000	Sunac China Holdings, Ltd.	41,697
34,000	The Wharf Holdings, Ltd.	124,002
37,600	Yuexiu Property Co., Ltd.	48,272
		3,866,054
Road & Rail (0.3%):
93,700	Beijing-Shanghai High Speed Railway Co., Ltd., Class A	70,342
303,300	BTS Group Holdings pcl	73,419
235	CJ Logistics Corp.*	20,692
7,427	Container Corp. of India, Ltd.	55,970
16,052	Localiza Rent a Car SA	160,769
36,591	Rumo SA	111,670
		492,862
Common Stocks, continued
Semiconductors & Semiconductor Equipment (8.6%):
885	Advanced Micro-Fabrication Equipment, Inc., Class A*	$ 15,419
98,465	ASE Technology Holding Co., Ltd.	253,650
1,000	ASMedia Technology, Inc.	37,419
1,694	Daqo New Energy Corp., ADR*	120,918
2,000	eMemory Technology, Inc.	68,908
17,000	Flat Glass Group Co., Ltd., Class H*	60,594
36,500	GCL System Integration Technology Co., Ltd.*	20,271
756	Gigadevice Semiconductor Beijing, Inc., Class A	16,096
6,000	Globalwafers Co., Ltd.	90,899
3,192	Hangzhou First Applied Material Co., Ltd., Class A	31,253
2,000	Hangzhou Silan Microelectronics Co., Ltd., Class A*	15,534
14,000	Hua Hong Semiconductor, Ltd.*	50,521
1,000	Ingenic Semiconductor Co., Ltd., Class A	15,922
4,200	JA Solar Technology Co., Ltd., Class A	49,505
5,300	JCET Group Co., Ltd., Class A	21,356
15,288	Longi Green Energy Technology Co., Ltd.	152,196
43,000	MediaTek, Inc.	936,554
2,000	Montage Technology Co., Ltd., Class A*	18,123
38,000	Nanya Technology Corp.	63,060
4,972	National Silicon Industry Group Co., Ltd., Class A*	17,117
16,000	Novatek Microelectronics Corp.	161,619
2,000	Parade Technologies, Ltd.	76,716
68,000	Powerchip Semiconductor Manufacturing Corp.	91,612
14,000	Realtek Semiconductor Corp.	170,700
900	SG Micro Corp., Class A	24,473
800	Shenzhen SC New Energy Technology Corp., Class A	10,678
2,000	Silergy Corp.	159,496
15,574	SK Hynix, Inc.	1,089,592
2,914	SK Square Co., Ltd.*	87,411
400	StarPower Semiconductor, Ltd., Class A	23,057
703,000	Taiwan Semiconductor Manufacturing Co., Ltd.	11,196,982
7,000	Tianjin Zhonghuan Semiconductor Co., Ltd.	61,521
10,600	Tianshui Huatian Technology Co., Ltd., Class A	14,853
2,478	Trina Solar Co., Ltd.	24,165
1,200	Unigroup Guoxin Microelectronics Co., Ltd., Class A*	34,010
348,000	United Microelectronics Corp.	456,027
28,000	Vanguard International Semiconductor Corp.	71,892
1,900	Will Semiconductor, Ltd., Class A*	49,110
10,000	Win Semiconductors Corp.	64,652
84,000	Winbond Electronics Corp.	61,371
152,000	Xinyi Solar Holdings, Ltd.	234,383
2,500	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.,
	Class A	25,243
		16,244,878
Software (0.3%):
8,800	360 Security Technology, Inc., Class A	11,202
476	Beijing Kingsoft Office Software, Inc., Class A	14,053
1,960	Beijing Shiji Information Technology Co., Ltd., Class A	4,653
2,730	Hundsun Technologies, Inc.	17,742
4,600	Iflytek Co., Ltd.	28,395
84,000	Kingdee International Software Group Co., Ltd.*	201,359
12,000	Ming Yuan Cloud Group Holdings, Ltd.	19,553
13,100	NavInfo Co., Ltd.	29,553
700	Sangfor Technologies, Inc., Class A	10,875
4,420	Shanghai Baosight Software Co., Ltd.*	36,102
12,500	Shanghai Baosight Software Co., Ltd., Class B*	52,775

12

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Software, continued
920	Tata Elxsi, Ltd.	$ 95,417
15,698	TOTVS SA	69,777
7,150	Yonyou Network Technology Co., Ltd.	23,253

614,709
Specialty Retail (0.6%):
69,603	Abu Dhabi National Oil Co. for Distribution PJSC	79,981
18,000	China Meidong Auto Holdings, Ltd.	56,798
2,316	FF Group*	24
172,900	Home Product Center Public Co., Ltd.	62,333
9,000	Hotai Motor Co., Ltd.	185,055
919	Hotel Shilla Co., Ltd.	50,505
1,757	Jarir Marketing Co.	76,182
3,482	Jumbo SA	50,713
7,531	Mr Price Group, Ltd.	82,309
47,563	Pepkor Holdings, Ltd.	55,909
12,600	Pop Mart International Group, Ltd.	61,125
80,700	PTT Oil & Retail Business pcl, Class R	58,221
7,121	The Foschini Group, Ltd.	53,486
45,000	Topsports International Holdings, Ltd.	40,995
27,899	Vibra Energia SA	89,089
20,000	Zhongsheng Group Holdings, Ltd.	141,262
		1,143,987

Technology Hardware, Storage & Peripherals (4.4%):

77,000	Acer, Inc.	56,230
11,616	Advantech Co., Ltd.	135,302
21,000	Asustek Computer, Inc.	219,148
80,300	BOE Technology Group Co., Ltd., Class A	47,263
19,000	Catcher Technology Co., Ltd.	106,119
2,600	China Greatwall Technology Group Co., Ltd., Class A	4,209
113,000	Compal Electronics, Inc.	86,826
11,400	GRG Banking Equipment Co., Ltd., Class A	15,786
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	12,518
70,000	Inventec Corp.	59,095
206,000	Lenovo Group, Ltd.	192,970
60,000	Lite-On Technology Corp.	116,580
18,000	Micro-Star International Co., Ltd.	68,639
5,000	Ninestar Corp.	37,817
57,000	Pegatron Corp.	109,212
80,000	Quanta Computer, Inc.	214,225
136,014	Samsung Electronics Co., Ltd.	5,959,424
943	Shenzhen Transsion Holdings Co., Ltd., Class A	12,587
2,000	Wiwynn Corp.	46,665
428,000	Xiaomi Corp., Class B*	747,921
		8,248,536
Textiles, Apparel & Luxury Goods (1.1%):
31,600	Anta Sports Products, Ltd.	395,490
116,000	Bosideng International Holdings, Ltd.^	72,149
6,220	Eclat Textile Co., Ltd.	87,008
380	F&F Co., Ltd.	39,463
15,000	Feng Tay Enterprise Co., Ltd.	88,436
68,000	Li Ning Co., Ltd.	642,793
32	LPP SA	64,511
167	Page Industries, Ltd.	85,100
63,000	Pou Chen Corp.	62,434
23,000	Shenzhou International Group	282,693

Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
10,688	Titan Co., Ltd.	$ 263,079
34,500	Xtep International Holdings, Ltd.^	62,731
		2,145,887

Thrifts & Mortgage Finance (0.7%):
48,558	Housing Development Finance Corp., Ltd.	1,338,600

Tobacco (0.4%):
43,949	Eastern Co. SAE	24,130
84,526	ITC, Ltd.	293,127
2,988	KT&G Corp.	189,186
12,100	PT Gudang Garam Tbk	25,329
13,906	RLX Technology, Inc., ADR*	29,620
52,000	Smoore International Holdings, Ltd.^	163,784
		725,176

Trading Companies & Distributors (0.2%):
8,010	Adani Enterprises, Ltd.	222,517
7,500	BOC Aviation, Ltd.	63,193
		285,710

Transportation Infrastructure (0.7%):
13,889	Adani Ports & Special Economic Zone, Ltd.	118,377
127,300	Airports of Thailand Public Co., Ltd.*	255,975
169,500	Bangkok Expressway & Metro	41,997
74,000	Beijing Capital International Airport Co., Ltd.*	50,552
31,993	CCR SA	76,606
47,228	China Merchants Port Holdings Co., Ltd.	81,004
38,000	COSCO SHIPPING Ports, Ltd.	26,842
5,725	Grupo Aeroportuario de Sur	112,547
10,726	Grupo Aeroporturaio del Pacifico SAB de C.V.	149,432
29,770	International Container Terminal Services, Inc.	99,636
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	36,259
28,300	Malaysia Airports Holdings Berhad*	42,417
6,504	Promotora Y Operadora de Infraestructura SAB de CV	47,657
3,000	Shanghai International Air*	25,452
35,399	Shanghai International Port Group Co., Ltd.	30,858
35,000	Shenzhen International Holdings, Ltd.	34,479
54,000	Taiwan High Speed Rail Corp.	50,959
42,000	Zhejiang Expressway Co., Ltd.*	38,922
		1,319,971
Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	56,250
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	82,399
92,000	Guangdong Investment, Ltd.	97,448
		236,097
Wireless Telecommunication Services (1.7%):
35,300	Advanced Info Service Public Co., Ltd.	194,378
812,904	America Movil SAB de C.V., Series L	830,921
91,800	Axiata Group Berhad	58,987
63,135	Bharti Airtel, Ltd.*	548,333
57,500	China United Network Communications, Ltd., Class A	29,746
100,300	DIGI.com Berhad	79,710
12,139	Etihad Etisalat Co.	113,519
45,000	Far EasTone Telecommunications Co., Ltd.	126,468
1,005	Globe Telecom, Inc.	41,461
29,450	Intouch Holdings Public Co., Ltd.	57,139
66,900	Maxis Berhad	50,125
32,110	Mobile Telecommunications Co KSCP	62,238

13

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

Common Stocks, continued
Wireless Telecommunication Services, continued

Shares		Value	Shares or Principal Amount Value
14,942	Mobile TeleSystems PJSC, ADR(a)#	$ 15	Rights (0.0%†):
48,659	MTN Group, Ltd.	395,812	Banking (0.0%†):
2,760	PLDT, Inc.	84,276	6,213	Taishin Financial Holding Co., Ltd., Expires on
731	SK Telecom Co., Ltd.	29,321		7/14/22*(a)	$ ---------
49,000	Taiwan Mobile Co., Ltd.	178,289	Electrical Equipment (0.0%†):
27,636	TIM SA	67,388	4,613	Walsin Lihwa Corp., Expires on 8/4/22*	473
40,565	Turkcell Iletisim Hizmetleri AS	39,450		Total Rights (Cost $—)	473
16,855	Vodacom Group, Ltd.	136,118	Short-Term Security Held as Collateral for Securities on Loan (0.5%):
		3,123,694	916,933	BlackRock Liquidity FedFund, Institutional Class , 0.19%(b)(c)	916,933
Total Common Stocks (Cost $143,595,489)		184,005,146	Total Short-Term Security Held as Collateral for Securities on Loan
Preferred Stocks (1.2%): Automobiles (0.0%†):				(Cost $916,933)	916,933
986	Hyundai Motor Co., 6/29/20	66,593	Unaffiliated Investment Company (0.4%): Money Markets (0.4%):
Banks (0.6%):

155,550	Banco Bradesco SA, 1.15%, 1/3/20	511,277	710,774	Dreyfus Treasury Securities Cash Management Fund,
142,087	Itau Unibanco Holding SA, 0.40%, 1/5/21	615,550		Institutional Shares, 0.97%(c)	710,774
		1,126,827	Total Unaffiliated Investment Company (Cost $710,774)		710,774

Chemicals (0.0%†):			Total Investment Securities (Cost $147,828,746) — 100.0%		187,967,793

5,513	Braskem SA, Class A, 24.80%,10/7/20	39,233
Metals & Mining (0.1%):			Net other assets (liabilities) — 0.0%† Net Assets — 100.0%	(54,611)

37,024	Gerdau SA, 11.45%, 3/6/20	158,131
Technology Hardware, Storage & Peripherals (0.5%):
23,515	Samsung Electronics Co., Ltd., 3/30/20	943,683
Total Preferred Stocks (Cost $2,605,550)		2,334,467

Percentages indicated are based on net assets as of June 30, 2022. ADR—
American Depository Receipt
GDR—Global Depositary Receipt
*    Non-income producing security.

^    This security or a partial position of this security was on loan as of June 30, 2022. The total value of securities on loan as of June 30, 2022 was $857,192.
†    Represents less than 0.05%.
(a)
Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2022. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2022.
(c)	The rate represents the effective yield at June 30, 2022. Amounts shown as “—“ are either 0 or round to less than 1.

#  All positions currently expected to be disposed in connection with the Reorganization except those positions denoted by a #.
14

AZL MSCI Emerging Markets Equity Index Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                                              Value

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2022: (Unaudited)

Country	Percentage	Country	Percentage
Bermuda	0.1%	Peru	—%†
Brazil	4.8%	Philippines	0.7%
Cayman Islands	0.8%	Poland	0.6%
Chile	0.5%	Qatar	1.0%
China	31.0%	Republic of Korea (South)	11.1%
Colombia	0.2%	Romania	—%†
Cyprus	—%†	Russian Federation	—%†
Czech Republic	0.2%	Saudi Arabia	4.2%
Egypt	0.1%	Singapore	—%†
Greece	0.2%	South Africa	3.4%
Hong Kong	3.1%	Switzerland	0.1%
Hungary	0.2%	Taiwan, Province Of China	14.1%
India	12.6%	Thailand	1.9%
Indonesia	1.8%	Turkey	0.3%
Kuwait	0.8%	United Arab Emirates	1.3%
Luxembourg	—%†	United States	1.3%
Malaysia	1.5%		100.0%
Mexico	2.1%
† Represents less than 0.05%.
Futures Contracts
At June 30, 2022, the Fund’s open futures contracts were as follows:
Long Futures
		Expiration Number of Notional	Value and Unrealized Appreciation/
Description		Date Contracts Amount	(Depreciation)
Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)		9/16/22 48 $2,406,480	$8,851
			$8,851

15

AZL MVP Fusion Balanced Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                      Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (31.1%):
1,130,961	AZL DFA U.S. Core Equity Fund (a)	$ 15,528,098
782,897	AZL DFA U.S. Small Cap Fund (a)	9,473,051
928,107	AZL Gateway Fund (a)	13,086,314
677,402	AZL Mid Cap Index Fund, Class 2	15,349,935
3,738,914	AZL Russell 1000 Growth Index Fund, Class 2 (a)	63,150,251
5,170,782	AZL Russell 1000 Value Index Fund, Class 2 (a)	68,616,275
701,050	AZL Small Cap Stock Index Fund, Class 2	9,492,219
		194,696,143
Fixed Income Funds (49.2%):
4,907,919	AZL Enhanced Bond Index Fund	48,833,794
6,872,133	AZL Fidelity Institutional Asset Management Total
	Bond Fund, Class 2 (a)	64,529,329
7,237,770	AZL MetWest Total Return Bond Fund (a)	64,633,283
3,354,001	PIMCO VIT Income Portfolio (a)	32,500,271
3,369,146	PIMCO VIT Low Duration Portfolio (a)	32,647,022
6,865,036	PIMCO VIT Total Return Portfolio (a)	64,599,986
		307,743,685
International Equity Funds (14.7%):
2,116,538	AZL DFA International Core Equity Fund (a)	21,461,693
3,386,482	AZL International Index Fund, Class 2	51,880,908
2,822,820	AZL MSCI Emerging Markets Equity Index Fund,
	Class 2 (a)	18,517,699
		91,860,300
Total Affiliated Investment Companies (Cost $583,886,184)		594,300,128
Total Investment Securities (Cost $583,886,184) — 95.0%		594,300,128
Net other assets (liabilities) — 5.0%		31,127,297
Net Assets — 100.0%		$625,427,425
Percentages indicated are based on net assets as of June 30, 2022.
Futures Contracts
At June 30, 2022, the Fund’s open futures contracts were as follows:
Short Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) (b)			9/16/22	493	$(93,411,175)	$5,228,982
						$5,228,982
Long Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) (b)			9/21/22	128	$15,172,000	$ (10,117)
						$ (10,117)
Total Net Futures Contracts						$5,218,865

(a)	Position currently expected to be disposed of in connection with the Reorganization.
(b)	Position currently expected to be partially disposed of in connection with the Reorganization.

2

AZL MVP Fusion Conservative Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                  Value
Affiliated Investment Companies (95.2%):
Domestic Equity Funds (22.8%):
223,281	AZL DFA U.S. Core Equity Fund (a)	$ 3,065,654
145,967	AZL DFA U.S. Small Cap Fund (a)	1,766,195
194,138	AZL Gateway Fund (a)	2,737,342
152,758	AZL Mid Cap Index Fund, Class 2 (a)	3,461,507
838,015	AZL Russell 1000 Growth Index Fund, Class 2 (a)	14,154,080
1,077,344	AZL Russell 1000 Value Index Fund, Class 2 (a)	14,296,350
163,253	AZL Small Cap Stock Index Fund, Class 2 (a)	2,210,446
		41,691,574
Fixed Income Funds (63.2%):
1,836,737	AZL Enhanced Bond Index Fund (a)	18,275,535
2,581,640	AZL Fidelity Institutional Asset Management
	Total Bond Fund, Class 2 (a)	24,241,600
2,718,487	AZL MetWest Total Return Bond Fund (a)	24,276,090
1,157,293	PIMCO VIT Income Portfolio (a)	11,214,173
1,358,135	PIMCO VIT Low Duration Portfolio (a)	13,160,331
2,578,480	PIMCO VIT Total Return Portfolio (a)	24,263,499
		115,431,228
International Equity Funds (9.2%):
433,739	AZL DFA International Core Equity Fund (a)	4,398,111
634,417	AZL International Index Fund, Class 2 (a)	9,719,263
417,606	AZL MSCI Emerging Markets Equity Index Fund,
	Class 2 (a)	2,739,493
		16,856,867
Total Affiliated Investment Companies (Cost $179,682,956)		173,979,669
Total Investment Securities (Cost $179,682,956) — 95.2%		173,979,669
Net other assets (liabilities) — 4.8%		8,845,569
Net Assets — 100.0%		$182,825,238
Percentages indicated are based on net assets as of June 30, 2022.
Futures Contracts
At June 30, 2022, the Fund’s open futures contracts were as follows:
Short Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) (b)			9/16/22	131	$(24,821,225)	$929,625
						$929,625
Long Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) (b)			9/21/22	48	$5,689,500	$ (29,687)
						$ (29,687)
Total Net Futures Contracts						$899,938

(a)	Position currently expected to be disposed of in connection with the Reorganization.
(b)	Position currently expected to be partially disposed of in connection with the Reorganization.

2

AZL MVP Fusion Moderate Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)

Shares                                                                                    Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (36.8%):
4,679,523	AZL DFA U.S. Core Equity Fund	$ 64,249,853
2,120,690	AZL DFA U.S. Small Cap Fund	25,660,351
2,676,917	AZL Gateway Fund (a)	37,744,528
2,195,244	AZL Mid Cap Index Fund, Class 2 (a)	49,744,232
9,322,813	AZL Russell 1000 Growth Index Fund, Class 2 (a)	157,462,306
12,821,044	AZL Russell 1000 Value Index Fund, Class 2 (a)	170,135,254
1,899,011	AZL Small Cap Stock Index Fund, Class 2 (a)	25,712,607
		530,709,131
Fixed Income Funds (39.5%):
9,472,514	AZL Enhanced Bond Index Fund	94,251,517
13,129,685	AZL Fidelity Institutional Asset Management Total
	Bond Fund, Class 2 (a)	123,287,738
13,825,623	AZL MetWest Total Return Bond Fund (a)	123,462,809
6,230,779	PIMCO VIT Income Portfolio (a)	60,376,244
4,747,017	PIMCO VIT Low Duration Portfolio (a)	45,998,593
13,113,643	PIMCO VIT Total Return Portfolio (a)	123,399,383
		570,776,284
International Equity Funds (18.7%):
6,987,824	AZL DFA International Core Equity Fund	70,856,531
9,261,500	AZL International Index Fund, Class 2 (a)	141,886,173
8,728,162	AZL MSCI Emerging Markets Equity Index Fund,
	Class 2 (a)	57,256,745
		269,999,449
Total Affiliated Investment Companies (Cost $1,318,867,009)		1,371,484,864
Total Investment Securities (Cost $1,318,867,009) — 95.0%		1,371,484,864
Net other assets (liabilities) — 5.0%		71,442,145
Net Assets — 100.0%		$1,442,927,009
Percentages indicated are based on net assets as of June 30, 2022.
Futures Contracts
At June 30, 2022, the Fund’s open futures contracts were as follows:
Short Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) (b)			9/16/22	1,108	$(209,938,300)	$13,098,035
						$13,098,035
Long Futures
			Expiration	Number of	Notional	Value and Unrealized Appreciation/
Description			Date	Contracts	Amount	(Depreciation)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) (b)			9/21/22	238	$28,210,438	$ (9,950)
						$ (9,950)
Total Net Futures Contracts						$13,088,085

(a)	Position currently expected to be disposed of in connection with the Reorganization.
(b)	Position currently expected to be partially disposed of in connection with the Reorganization.

2

PART C:
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

All exhibits included below and incorporated by reference refer to registration amendments to form N-1A unless otherwise specified.

Exhibit Number	Description of Exhibit

(1)
Agreement and Declaration of Trust, of the Allianz Variable Insurance Products Trust, as amended and restated as of December 1, 2021, filed on April 28, 2022 as Exhibit (a) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(2)
By-laws, of the Allianz Variable Insurance Products Trust, as amended and restated, adopted as of December 1, 2021, filed on April 28, 2022 as Exhibit (b) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference

(3)	Not Applicable

(4)*	Form of Agreement and Plan of Reorganization, filed herewith as Exhibit A to the Joint Information Statement/Prospectus.

(5)	See (1) and (2) above.

(6)(a)
Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.

(6)(a)(i)
Revised Schedule A, dated June 1, 2021, to the Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed on April 28, 2022 as Exhibit (d)(1)(i) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(a)(ii)*
Revised Attachment 1, dated January 1, 2023, to Revised Schedule A of the Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed herewith.

(6)(b)
Subadvisory Agreement, dated November 28, 2007, between Allianz Life Advisers, LLC, and BlackRock Institutional Management Corporation, filed on April 29, 2008, as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(6)(b)(i)
Novation of Subadvisory Agreement, dated July 1, 2011,  between Allianz Life Advisers, LLC, and BlackRock Institutional Management Corporation, filed on December 13, 2011, as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(6)(b)(ii)
Revised Schedule A, dated December 1, 2018, to the Subadvisory Agreement, dated November 28, 2007, as novated July 1, 2011, by and between Allianz Investment Management LLC, and BlackRock Advisors, LLC, filed on April 23, 2019, as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 68, is incorporated by reference.

(6)(b)(iii)
Subadvisory Fee Waiver Agreement, effective as of July 1, 2021, between Allianz Investment Management LLC and BlackRock Advisors, LLC, with respect to the AZL Government Money Market Fund, filed on April 28, 2022 as Exhibit (d)(2)(iii) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(c)
Subadvisory Agreement, dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Investment Management, LLC, filed on June 30, 2009 as Exhibit (6)(d) to Registrant's Registration Statement on form N-14 (File No. 333-160351), is incorporated by reference.

(6)(c)(i)
Revised Schedule A, effective December 1, 2018, to the Subadvisory Agreement dated April 29, 2009, as amended January 2, 2012, between Allianz Investment Management LLC and BlackRock Investment Management, LLC, filed on April 23, 2019, as Exhibit (d)(3)(i) to Registrant's Post-Effective Amendment No. 68, is incorporated by reference.

(6)(c)(ii)
First Amendment, effective January 2, 2012, to the Subadvisory Agreement dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Investment Management, LLC, filed on December 13, 2011, as Exhibit (d)(3)(ii) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(6)(d)
Subadvisory Agreement, dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Financial Management, Inc., filed on June 30, 2009 as exhibit (6)(f) to Registrant's Registration Statement on form N-14 (File No. 333-160351), is incorporated by reference.

(6)(d)(i)
Revised Schedule A, dated December 1, 2018, to the Subadvisory Agreement, dated April 29, 2009 between Allianz Investment Management LLC and BlackRock Financial Management, Inc., filed on April 23, 2019, as Exhibit (d)(4)(i) to Registrant's Post-Effective Amendment No. 68, is incorporated by reference.

(6)(d)(ii)
Sub-Sub-Investment Advisory Agreement, dated December 1, 2021, between BlackRock Financial Management Inc., and BlackRock International Limited, filed on April 28, 2022 as Exhibit (d)(4)(ii) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(d)(iii)
Sub-Sub-Investment Advisory Agreement, dated December 1, 2021, between BlackRock Financial Management Inc., and BlackRock (Singapore) Limited, filed on April 28, 2022 as Exhibit (d)(4)(iii) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(e)
Subadvisory Agreement, dated April 24, 2015 between Allianz Investment Management LLC and Dimensional Fund Advisors LP, filed on April 21, 2015 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 49, is incorporated by reference.

(6)(e)(i)
Revised Schedule A, effective March 1, 2022, to the Subadvisory Agreement, dated April 24, 2015 between Allianz Investment Management LLC and Dimensional Fund Advisors LP, filed on April 28, 2022 as Exhibit (d)(5)(i) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(f)
Subadvisory Agreement draft dated April 29, 2010 between Allianz Investment Management LLC and Gateway Investment Advisers, LLC, filed on April 28, 2010 as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(6)(f)(i)
Revised Schedule A, dated December 1, 2018, to the Subadvisory Agreement dated April 29, 2010 between Allianz Investment Management LLC and Gateway Investment Advisers, LLC, filed on April 23, 2019, as Exhibit (d)(6)(i) to Registrant's Post-Effective Amendment No. 68, is incorporated by reference.

(6)(g)
Subadvisory Agreement, dated November 14, 2014, between Allianz Investment Management LLC and Metropolitan West Asset Management, LLC, filed on November 3, 2014 as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 46, is incorporated by reference.

(6)(h)
Amended and Restated Subadvisory Agreement, dated March 21, 2022, between Allianz Investment Management LLC and FIAM LLC, filed on April 28, 2022 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(6)(i)
Subadvisory Agreement dated November 15, 2013, between Allianz Investment Management LLC and T. Rowe Price Associates, Inc., filed on February 5, 2014 as Exhibit (d)(23) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(6)(i)(i)
Sub-Subadvisory Agreement dated March 7, 2022, between T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc., filed on April 28, 2022 as Exhibit (d)(9)(i) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference

(7)(a)
Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(7)(a)(i)
Revised Schedule I, dated October 1, 2020, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2021 as Exhibit (e)(1)(i) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(7)(a)(ii)
Fee Agreement Letter dated August 28, 2007 to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 4, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(7)(b)
Amended and Restated Participation Agreement dated November 1, 2015, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on February 12, 2016 as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 53, is incorporated by reference.

(7)(c)
Amended and Restated Participation Agreement dated November 1, 2015, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on February 12, 2016 as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 53, is incorporated by reference.

(8)	Not Applicable

(9)(a)
Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 4, 2009 as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(9)(a)(i)
Amendments dated May 2, 2011, July 16, 2010, April 22, 2010, and October 26, 2009 to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on December 13, 2011, as Exhibit (g)(1)(i) to Registrant's Post-Effective Amendment No. 32, is incorporated by reference.

(9)(a)(ii)
Amendment dated October 31, 2013, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 5, 2014 as Exhibit (g)(1)(ii) to Registrant’s Post-Effective Amendment No. 41, is incorporated by reference.

(9)(a)(iii)
Amendments dated January 10, 2014, and April 28, 2014, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on July 18, 2014 Exhibit (g)(1)(iii) to Registrant's Post-Effective Amendment No. 44, is incorporated by reference.

(9)(a)(iv)
Amendments dated October 27, 2014 and April 27, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 21, 2015 as Exhibit (g)(1)(iv) to Registrant's Post-Effective Amendment No. 49, is incorporated by reference.

(9)(a)(v)
Fourteenth Amendment dated October 30, 2015, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 12, 2016 as Exhibit (g)(1)(v) to Registrant's Post-Effective Amendment No. 53, is incorporated by reference.

(9)(a)(vi)
Fifteenth Amendment dated April 25, 2016, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on July 29, 2016, as Exhibit (g)(1)(vi) to Registrant's Post-Effective Amendment No. 58, is incorporated by reference.

(9)(a)(vii)
Sixteenth Amendment dated October 28, 2016, to the Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 15, 2017, as Exhibit (g)(1)(vii) to Registrant's Post-Effective Amendment No. 61, is incorporated by reference.

(9)(a)(viii)
Custody and Securities Lending Fee Schedule dated January 1, 2021, between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on April 29, 2021 as Exhibit (g)(1)(viii) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(9)(b)
Securities Lending Authorization Agreement dated March 14, 2011, between Allianz Variable Insurance Products Trust and The Bank of New York Mellon, filed on April 28, 2011, as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(9)(b)(i)
Amendment dated January 24, 2012 to the Securities Lending Authorization Agreement dated March 14, 2011, between Allianz Variable Insurance Products Trust and The Bank of New York Mellon, filed on April 25, 2012, as Exhibit (g)(2)(i) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(9)(b)(ii)
Amendment effective June 24, 2019, to the Securities Lending Authorization Agreement dated March 14, 2011, between Allianz Variable Insurance Products Trust and The Bank of New York Mellon, filed on April 27, 2020 as Exhibit (g)(2)(ii) to Registrant's Post-Effective Amendment No. 70, is incorporated by reference.

(10)(a)
Rule 12b-1 Distribution Plan for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.

(10)(a)(i)
Revised Exhibit A, dated October 1, 2020, to the Distribution Plan for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed on April 29, 2021 as Exhibit (m)(1)(i) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(10)(b)
Rule 18f-3 Multiple Class Plan, dated February 23, 2007, as revised June 15, 2016, for the Allianz Variable Insurance Products Trust, filed on July 18, 2016 as Exhibit 10(b) to Registrant’s Initial Registration Statement on Form N-14 (File Nos. 333-212555 and 811-9491) is incorporated by reference.

(10)(b)(i)
Revised Schedule A, dated October 1, 2020, to the Rule 18f-3 Multiple Class Plan, dated February 23, 2007, as revised June 15, 2016, for the Allianz Variable Insurance Products Trust, filed on April 29, 2021 as Exhibit (n)(i) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(11)*	Opinion and consent of Stradley Ronon Stevens & Young, LLP with respect to the legality of the securities being registered, filed herewith.

(12)*	Form of opinion and consent of Stradley Ronon Stevens & Young, LLP with respect to tax matters, filed herewith.

(13)(a)
Services Agreement dated January 1, 2021, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2021 as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(13)(a)(i)
Amendment No 1 dated September 21, 2021, to the Services Agreement dated January 1, 2021, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 28, 2022 as Exhibit (h)(1)(i) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(13)(a)(ii)
Transfer Agency Agreement dated April 1, 2015, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 21, 2015 as Exhibit (h)(1)(ii) to Registrant's Post-Effective Amendment No. 49, is incorporated by reference.

(13)(a)(iii)
Amendments dated November 14, 2017 and October 30, 2020 to the Transfer Agency Agreement dated April 1, 2015, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2021 as Exhibit (h)(1)(iv) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(13)(b)
PFO Agreement dated January 1, 2018, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 23, 2018 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 66, is incorporated by reference.

(13)(c)
Amended and Restated Administrative Services Agreement, dated March 1, 2020, , by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 27, 2020 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 70, is incorporated by reference.

(13)(d)
Amended and Restated Compliance Services Agreement, as of January 1, 2022, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, AIM ETF Products Trust, and Allianz Investment Management LLC, filed on April 28, 2022 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(13)(e)
Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC, and Allianz Variable Insurance Products Trust, filed on April 29, 2008, as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.

(13)(e)(i)*
Revised Exhibit A, dated October 1, 2022, to the Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed herewith.

(13)(e)(ii)
Amendment No. 1 dated January 23, 2012, to the Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Trust, filed on April 25, 2012, as Exhibit (h)(5)(ii) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(13)(f)
Net Investment Income Maintenance Agreement dated March 18, 2020 between Allianz Investment Management LLC, Allianz Life Financial Services, LLC, and Allianz Variable Insurance Products Trust, filed on April 27, 2020 as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 70, is incorporated by reference.

(13)(g)
Joint Insured Agreement dated February 26, 2020, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on April 27, 2020 as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 70, is incorporated by reference.

(14)*	Consent of PricewaterhouseCoopers LLP with respect to financial statements of the Registrant, filed herewith.

(15)	Not Applicable

(16)*	Powers of Attorney, filed herewith.

(17)(a)(i)	Code of Ethics of Allianz Investment Management LLC, effective January 6, 2021, filed on April 29, 2021 as Exhibit (p)(1) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(17)(a)(ii)
Code of Ethics of Allianz Life Financial Services, LLC, dated August 2007, as updated August 2021, filed on April 28, 2022 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(iii)
Code of Ethics of Allianz Variable Insurance Products Trust, revised February 19, 2020, filed on April 29, 2021 as Exhibit (p)(3) to Registrant’s Post-Effective Amendment No. 72, is incorporated by reference.

(17)(a)(iv)
Code of Ethics of BlackRock Investment Adviser Companies (all BlackRock entities), effective December 7, 2021, filed on April 28, 2022 as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(v)	Code of Ethics of Citi Fund Services Ohio, Inc., dated January 1, 2022, filed on April 28, 2022 as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(vi)	Code of Ethics of Dimensional Fund Advisors LP, updated as of July 1, 2021, filed on April 28, 2022 as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(vii)	Code of Ethics of FIAM LLC (Fidelity Companies) as of 2021, filed on April 28, 2022 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(viii)
Code of Ethics of Gateway Investment Advisers, LLC, effective February 15, 2008, as revised March 25, 2021, filed on April 28, 2022 as Exhibit (p)(8) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(ix)
Code of Ethics of Metropolitan West Asset Management, LLC (TCW), updated as of September 30, 2021, filed on April 28, 2022 as Exhibit (p)(9) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(a)(x)	Code of Ethics of T.Rowe Price Group, Inc., effective March 7, 2022, filed on April 28, 2022 as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 73, is incorporated by reference.

(17)(b)
Prospectuses of the acquired funds and the acquiring funds, dated April 29, 2022, for shares of the Allianz Variable Insurance Products Trust, filed on April 28, 2022, as part of Registrant’s Post-Effective Amendment No. 73, is incorporated by reference.

(17)(c)
Annual reports of the acquired funds and the acquiring funds, as of December 31, 2021, for the Allianz Variable Insurance Products Trust, filed by Registrant on March 8, 2022 under Form N-CSR, is incorporated by reference.

(17)(d)
Semi-annual reports of the acquired funds and the acquiring funds, as of June 30, 2022, for the Allianz Variable Insurance Products Trust, filed by Registrant on September 2, 2022 under Form N-CSRS, is incorporated by reference.

(18)	Not Applicable – Registrant pays registration fees using Form 24F-2.
* Filed herewith

ITEM 17.  UNDERTAKINGS.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Golden Valley, and the State of Minnesota, on the 19th day of December, 2022.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Brian Muench
Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on December 19, 2022.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Tamara Lynn Fagely*	Trustee
Tamara Lynn Fagely

/s/ Richard H. Forde*	Trustee
Richard H. Forde

/s/ Bashir C. Asad	Treasurer (principal financial and accounting officer)
Bashir C. Asad

/s/ Jack Gee*	Trustee
Jack Gee

By:	/s/ Brian Muench
Brian Muench, Trustee and President

* Pursuant to powers of attorney filed as Exhibit (16) to this Registration Statement

EXHIBITS

TO

FORM N-14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit
(6)(a)(ii)
Revised Attachment 1, dated January 1, 2023, to Revised Schedule A of the Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001

(11)	Opinion and consent of Stradley Ronon Stevens & Young, LLP with respect to the legality of the securities being registered
(12)	Form of opinion and consent of Stradley Ronon Stevens & Young, LLP with respect to tax matters
(13)(e)(i)	Revised Exhibit A, dated October 1, 2022, to the Amended Expense Limitation Agreement, dated May 1, 2007
(14)	Consent of PricewaterhouseCoopers LLP with respect to financial statements of the Registrant
(16)	Powers of Attorney